As filed with the Securities and Exchange Commission on August 31, 2004

                           1933 Act File No. 33-12092
                           1940 Act File No. 811-05029

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                         Pre-Effective Amendment No:                    [ ]
                       Post-Effective Amendment No: 41                  [X]

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                Amendment No: 40

                          LEGG MASON INCOME TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:



RICHARD M. WACHTERMAN, ESQ.                        ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated               Kirkpatrick & Lockhart LLP
100 Light Street                                   1800 Massachusetts Ave., N.W.
Baltimore, Maryland  21202                         Second Floor
(Name and Address of Agent for Service)            Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to Rule 485(b)
[X] on August 31, 2004 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on , pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , pursuant to Rule 485(a)(ii)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Income Trust, Inc.

                       Contents of Registration Statement

This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Part A - Primary Class Prospectus
Legg Mason Limited Duration Bond Portfolio (formerly: Legg Mason U.S. Government
  Intermediate-Term Portfolio)
Legg Mason Investment Grade Income Portfolio
Legg Mason High Yield Portfolio
Legg Mason U.S. Government Money Market Portfolio
Legg Mason Core Bond Fund

Part A - Institutional Class Prospectus
Legg Mason Limited Duration Bond Portfolio (formerly: Legg Mason U.S. Government
  Intermediate-Term Portfolio)
Legg Mason Investment Grade Income Portfolio
Legg Mason High Yield Portfolio

Part B - Statement of Additional Information
Primary Class and Institutional Class Shares
Legg Mason Limited Duration Bond Portfolio (formerly: Legg Mason U.S. Government
  Intermediate-Term Portfolio)
Legg Mason Investment Grade Income Portfolio
Legg Mason High Yield Portfolio
Legg Mason U.S. Government Money Market Portfolio
Legg Mason Core Bond Fund

Part C - Other Information

Signature Page

Exhibits

Legg Mason Income Trust, Inc.
--------------------------------------------------------------------------------




LEGG MASON LIMITED DURATION BOND PORTFOLIO
LEGG MASON INVESTMENT GRADE INCOME PORTFOLIO
LEGG MASON HIGH YIELD PORTFOLIO
LEGG MASON CORE BOND FUND
LEGG MASON U.S. GOVERNMENT MONEY MARKET PORTFOLIO








                      PRIMARY CLASS PROSPECTUS MAY 1, 2004

                             Amended August 31, 2004







                                      logo






THE PRIMARY SHARES OFFERED BY THIS PROSPECTUS ARE SUBJECT TO VARIOUS FEES AND EXPENSES, INCLUDING DISTRIBUTION AND SERVICE (12b-1) FEES. SEE "FEES AND EXPENSES OF THE FUNDS" ON PAGE 15 AND "DISTRIBUTION PLAN" ON PAGE 17.


As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



About the funds:
----------------

        1      Investment objectives and policies

        6      Principal risks

        10     Performance

        15     Fees and expenses of the funds

        17     Distribution Plan

        18     Management



About your investment:
----------------------

        19     How to invest

        21     How to sell your shares

        23     Account policies

        25     Services for investors

        26     Distributions and taxes

        27     Related performance

        32     Financial highlights

[ICON] INVESTMENT OBJECTIVES AND POLICIES

Legg Mason Income Trust, Inc. ("Income Trust") offers five series: Legg Mason Limited Duration Bond Portfolio ("Limited Duration"), Legg Mason Investment Grade Income Portfolio ("Investment Grade"), Legg Mason High Yield Portfolio ("High Yield"), Legg Mason Core Bond Fund ("Core Bond") and Legg Mason U.S. Government Money Market Portfolio ("Government Money Market").

Western Asset Management Company ("Western Asset" or "Adviser") is the funds' investment adviser. Western Asset's approach in managing these five funds revolves around an investment outlook developed by its Investment Strategy Group, a team of senior professionals that meets at least twice a week to review developments in the economy and the markets. Based on their consensus view of the economic outlook for the following six months, this group arrives at a recommended portfolio structure, including targets for duration, yield curve exposure, and sector allocation. Western Asset's Portfolio Management Group implements the strategy in a manner consistent with the investment policies of each fund, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities. Each fund is managed in accordance with the investment objective and policies described below.

LIMITED DURATION BOND PORTFOLIO

INVESTMENT OBJECTIVE: Maximize total return, consistent with prudent investment management by investing to obtain the specified average duration.

PRINCIPAL INVESTMENT STRATEGIES: The fund invests in a portfolio of U.S. dollar-denominated debt and fixed-income securities. Under normal market conditions, the fund will invest at least 80% of its net assets in debt and fixed-income securities. The fund currently anticipates that all securities it purchases will be investment grade, I.E., rated at the time of investment
BBB/Baa or higher by at least one nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, determined by the Adviser to be of comparable quality.

The fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate obligations ("corporate obligations" include bonds and other debt securities, preferred stock, convertible securities, zero coupon securities and pay-in-kind securities); inflation-indexed securities; mortgage- and other asset-backed securities; U.S. dollar-denominated obligations of non-U.S. issuers, including obligations of foreign governments, international agencies or supranational organizations; U.S. dollar-denominated fixed-income securities of non-governmental domestic or foreign issuers; municipal obligations; variable and floating rate debt securities; commercial paper and other short-term investments; certificates of deposit, time deposits and bankers' acceptances; loan participations and assignments; structured notes; and repurchase agreements. The Fund may invest up to 25% of its total assets in securities of foreign issuers.

The fund may also invest up to 20% of its net assets in non-debt securities, including common stock or warrants received as the result of an exchange or tender of fixed-income securities; invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns; buy or sell securities on a forward commitment basis; and engage in reverse repurchase agreements.

The fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

"Duration" refers to the range within which the average modified duration of the fund is expected to fluctuate. Modified duration measures the expected sensitivity of a security's market price to changes in interest rates, taking into account the effects of the security's structural complexities. The average modified duration of the fund will range within 25% of the duration of the Merrill Lynch 1-3 Year Treasury Index. Over the past three years, the duration of this index has ranged between 1.49 and 1.79 years. There is, of course, no assurance that it will remain within those limits in the future. The Adviser may vary the duration of the fund in response to its expectation regarding interest rates. If the Adviser expects interest rates to rise, which would negatively impact the value of the fund's fixed-income investments, the Adviser may decrease the duration of the fund. Conversely, if the Adviser expects interest rates to fall, the Adviser may increase the duration of the fund.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar-denominated money market instruments and repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

INVESTMENT GRADE INCOME PORTFOLIO

INVESTMENT OBJECTIVE: high level of current income through investment in a diversified portfolio of debt securities.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in fixed-income securities rated investment grade by at least one nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, determined by the Adviser to be of comparable quality. Although the fund can invest in securities of any maturity, it normally expects to maintain a dollar-weighted average maturity of between five and twenty years.

The fund invests, under normal circumstances, at least 80% of its net assets in the following types of investment grade fixed-income securities:

      o debt securities that are rated at the time of purchase within the four highest grades assigned by a NRSRO, or unrated securities judged by the Adviser to be of comparable quality;

      o securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities;

      o commercial paper and other money market instruments that are rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's at the date of investment or, if unrated by Moody's or S&P, judged by the Adviser to have investment quality comparable to securities with the ratings noted above; bank certificates of deposit; and bankers' acceptances; and

      o preferred stocks (including step down preferred securities) rated no lower than Baa by Moody's or, if unrated by Moody's, judged by the Adviser to be of comparable quality.

The remainder of the fund's assets, not in excess of 20% of its net assets, may be invested in:

      o debt securities of issuers that are rated at the time of purchase below Moody's and S&P's four highest grades, commonly known as "junk bonds," but rated B or better by Moody's or S&P or, if unrated by Moody's or S&P, judged by the Adviser to be of comparable quality; and

      o securities that may be convertible into or exchangeable for, or carry warrants to purchase, common stock or other equity interests.

The fund may invest in U.S. dollar-denominated obligations of foreign governments, international agencies or supranational organizations, and fixed-income securities of non-governmental domestic or foreign issuers consistent with the credit quality guidelines described above. Securities purchased by the fund may be privately placed.

The fund may also engage in reverse repurchase agreements and dollar rolls with respect to the securities in which it primarily invests. In a reverse repurchase agreement, the fund sells a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash and agrees to repurchase the instrument at a specified future date. In a dollar roll transaction, the fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase a substantially similar (same type coupon and maturity) security at an agreed upon future time. When engaging in such transactions, the fund will "cover" the future obligations by segregating an amount of cash or liquid portfolio securities at least equal in value to such obligations. Any such transaction that extends for more than seven days may be considered illiquid and, if so, would be subject to the fund's limit on investments in illiquid securities of 15% of net assets. In addition, the fund may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar denominated money market instruments and repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

HIGH YIELD PORTFOLIO

INVESTMENT   OBJECTIVES:   high  current   income  and,   secondarily,   capital
appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests, under normal circumstances, at least 80% of its net assets in high yield, fixed-income securities, commonly known as "junk bonds." Such securities include, but are not limited to: foreign and domestic debt securities of corporations and other issuers, preferred stocks, convertible securities, zero coupon securities, deferred interest securities, mortgage-backed securities, asset-backed securities, commercial paper and obligations issued or guaranteed by foreign governments or any of their respective political subdivisions, agencies or instrumentalities, including repurchase agreements secured by such instruments. The fund can invest in securities of any maturity and may change its average maturity based on the adviser's outlook for the market.

The fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the fund or are acquired as part of a unit consisting of a combination of fixed-income securities and equity investments. The remaining assets may also be invested in fixed-income securities rated BBB or above by S&P or Baa or above by Moody's, securities comparably rated by another NRSRO, or unrated securities deemed by the Adviser to be of equivalent quality to a rated security.

The fund may invest up to 25% of its total assets in private placement securities. This limitation does not apply to securities purchased pursuant to Rule 144A. The fund may not invest more than 15% of its net assets in illiquid securities.

The fund may invest up to 25% of its total assets in securities denominated in foreign currencies, including securities of issuers based in emerging markets.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar denominated money market instruments and repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

CORE BOND

INVESTMENT OBJECTIVE: Maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration described below.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests in a portfolio of U.S. dollar-denominated fixed-income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed-income securities. The fund currently anticipates that all securities it purchases will be investment grade, I.E., rated at the time of investment BBB/Baa or higher by at least one nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, determined by the Adviser to be of comparable quality.

"Duration" refers to the range within which the average modified duration of the fund is expected to fluctuate. Modified duration measures the expected sensitivity of a security's market price to changes in interest rates, taking into account the effects of the security's structural complexities. The average modified duration of the fund is expected to range within 20% of the duration of the domestic bond market as a whole (normally three to six years, although this may vary) as measured by the Adviser. The Adviser may vary the duration of the fund in response to its expectation regarding interest rates. If the Adviser expects interest rates to rise, which would negatively impact the value of the fund's fixed-income investments, the Adviser may decrease the duration of the fund. Conversely, if the Adviser expects interest rates to fall, the Adviser may increase the duration of the fund.

The fund may invest in securities of or guaranteed by, the U.S. Government, its agencies or instrumentalities; corporate obligations ("corporate obligations" include preferred stock, convertible securities, zero coupon securities and pay-in-kind securities); inflation-indexed securities; mortgage- and other asset-backed securities; U.S. dollar-denominated obligations of non-U.S. issuers, including obligations of foreign governments, international agencies or supranational organizations; U.S. dollar-denominated fixed-income securities of non-governmental domestic or foreign issuers; municipal obligations; variable and floating rate debt securities; commercial paper and other short-term investments; certificates of deposit, time deposits and bankers' acceptances; loan participations and assignments; structured notes; and repurchase agreements.

The fund may also invest up to 25% of its total assets in the U.S. dollar-denominated securities of foreign issuers; hold common stock or warrants received as the result of an exchange or tender of fixed-income securities; invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns; buy or sell securities on a forward commitment basis; and engage in reverse repurchase agreements.

The fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar-denominated money market instruments and repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

U. S. GOVERNMENT MONEY MARKET PORTFOLIO

INVESTMENT  OBJECTIVE:   high  current  income  consistent  with  liquidity  and
conservation of principal.

PRINCIPAL INVESTMENT STRATEGIES:

The fund is a money market fund that seeks to maintain a net asset value of $1.00 per share. To achieve its objective, the fund adheres to the following practices:

o it invests only in securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, repurchase agreements secured by such instruments, and securities issued or guaranteed by multi-national development banks of which the U.S. is a member, such as the World Bank. Many obligations of U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the United States. There is no limit on the amount of its assets that the fund may invest in obligations which are not backed by the full faith and credit of the United States. See "Principal Risks - Debt Securities."

o it invests, under normal circumstances, at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and in repurchase agreements secured by such securities.

o it buys money market securities maturing in 397 days or less. (It can also buy certain variable and floating rate securities the Adviser believes will act as though they have maturities of 397 days or less.)

o  it maintains a dollar-weighted average portfolio maturity of 90 days or less.

o it buys only high-quality money market securities that the Adviser determines to present minimal credit risk.

                                    * * * * *

Each fund's investment objective is non-fundamental and may be changed by Income Trust's Board of Directors without shareholder approval. If a fund changes its policy to invest at least 80% of its net assets in the type of securities suggested by its name (as described above), it will provide shareholders at least 60 days' written notice.

[ICON] PRINCIPAL RISKS

IN GENERAL:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although Government Money Market seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the fund will always be able to do so. Unless otherwise stated, the following risks apply to each of the funds:

DEBT SECURITIES:

Debt securities are subject to interest rate risk, which is the possibility that the rates of interest income generated by a fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of a fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions generally reduce the effect of market interest rates on the value of the security, but mean that declines in market interest rates are reflected more quickly in a fund's holdings than they would be if a fund held fixed rate securities. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Debt securities are also subject to credit risk, I.E., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Not all securities are rated. In the event that NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time.

Moody's considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa/BBB are deemed by NRSROs to be speculative and may involve major risk of exposure to adverse conditions.

High Yield may invest in securities rated as low as C by Moody's or D by S&P. These ratings indicate that the securities are highly speculative and may be in default or in danger of default as to principal and interest. Therefore, High Yield is subject to credit risk to a greater extent than the other funds.

The continued holding of securities downgraded below investment grade or, if unrated, determined by the Adviser to be of comparable quality, will be evaluated by the Adviser on a case-by-case basis.

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as Government National Mortgage Association participation certificates are backed by the full faith and credit of the U.S. Treasury. However, obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. Treasury but are backed only by the credit of the government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

CALL RISK:

Many fixed-income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

SPECIAL RISKS OF HIGH YIELD SECURITIES:

Securities rated below Baa/BBB are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer, than are higher-rated securities. These securities may be less liquid than higher-rated securities, which means a fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a daily price. These securities constitute the primary focus of High Yield. Investment Grade can invest in these securities to a limited extent.

SPECIAL RISKS OF MORTGAGE-BACKED SECURITIES:

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, more mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on a fund's return is similar to that discussed above for call risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed-income securities, potentially increasing the volatility of a fund that holds them.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and
receivables  from  credit  card   agreements.   The  ability  of  an  issuer  of
asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

At times, some of the mortgage-backed and asset-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause a fund to experience a loss equal to any unamortized premium.

LEVERAGING RISK:

When a fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in a fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's holdings. A fund may take on borrowing risk or leveraging risks by using reverse repurchase agreements, dollar rolls or borrowings, by investing collateral from loans of portfolio securities, through the use of when-issued, delayed-delivery or forward commitment transactions or by using other derivatives. The use of leverage may also cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

DERIVATIVES RISK:

A fund may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter" derivatives). A fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the Adviser has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to a fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a fund will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to a fund. A fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund's derivatives positions. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to a fund.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. As another example, if a fund agrees to exchange fixed rate payments for variable rate payments, the swap agreement would tend to decrease the fund's exposure to market interest rates on the value of the security.

FOREIGN SECURITIES RISK

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country's courts. Some foreign governments have defaulted on principal and interest payments. In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Many of these risks are greater when investing in emerging markets.

Investment in securities denominated in foreign currencies may involve currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

HEDGING RISK

The decision as to whether and to what extent a fund will engage in hedging transactions to hedge against such risks as credit risk, market risk and currency exchange rate risk will depend on a number of factors, including prevailing market conditions, the composition of a fund and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in hedging transactions at any given time or from time to time or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk. Each fund may invest up to 15% (10% for Government Money Market) of its assets in illiquid securities.

TURNOVER

The investment strategies employed by the funds (except Government Money Market) often involve high turnover rates. Therefore, under certain market conditions a fund's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. High portfolio turnover rates, generally defined as annual rates above 100%, are likely to result in higher brokerage commissions or other transaction costs and could give rise to a greater amount of taxable capital gains.

[ICON]  P E R F O R M A N C E

The information below provides an indication of the risks of investing in a fund by showing changes in its performance from year to year and by showing how a fund's average annual returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of a fund, whether before or after taxes, does not necessarily indicate what will happen in the future. A fund's yield is its net income over a recent 30-day (or 7-day with respect to a money market fund) period, expressed as an annualized rate of return. For a fund's current yield, call Funds Investor Services, toll-free 1-800-822-5544.

Core Bond commenced operations on February 27, 2004. The fund is modeled after an existing mutual fund that is managed by the Adviser and has an investment objective, policies and strategies that are substantially similar in all material respects to the fund. Please see "Related Performance" for information on the performance of the similar fund and of similar accounts managed by the Adviser.

LIMITED DURATION - PRIMARY CLASS SHARES*

  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES)(%):*

--------------------------------------------------------------------------------
1994     1995    1996   1997    1998   1999    2000      2001      2002     2003
--------------------------------------------------------------------------------
(1.93)  13.88    4.47   6.97    6.56  (0.48)   9.95      5.83      7.79     1.11
--------------------------------------------------------------------------------

                      DURING THE PAST TEN CALENDAR YEARS:*

--------------------------------------------------------------------------------
                               QUARTER ENDED              TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                  June 30, 1995                 4.76%
--------------------------------------------------------------------------------
Worst quarter:                 March 31, 1994               (1.46)%
--------------------------------------------------------------------------------


*Prior to August 31, 2004, the fund was known as Legg Mason U.S. Government Intermediate-Term Portfolio ("Government Intermediate") and followed a policy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements secured by such investments, with a dollar-weighted average portfolio maturity between three and ten years. The performance shown is that of the fund prior to such change and might have been better or worse had the fund been managed in accordance with its current objective, policies and strategies.

The investment objective, policies and strategies of the fund are substantially similar in all material respects to an existing mutual fund that is managed by the Adviser. Please see "Related Performance" for information on the performance of this fund.

                          AVERAGE ANNUAL TOTAL RETURNS*

For the periods ended December 31, 2003:

--------------------------------------------------------------------------------
LIMITED DURATION                        1 YEAR         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                     1.11%           4.76%           5.32%
--------------------------------------------------------------------------------
Return After Taxes on                   0.21%           2.92%           3.25%
Distributions
--------------------------------------------------------------------------------
Return after Taxes on
Distributions and Sale of Fund
Shares                                  0.73%           2.90%           3.22%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government Bond Index (reflects
no deduction for fees, expenses
or taxes) (a)                           2.29%           6.18%           6.32%
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury         1.90%           5.37%           5.68%
Index (reflects no deduction
for fees, expenses or taxes) (b)
--------------------------------------------------------------------------------

      (a) The Lehman Brothers Intermediate Government Bond Index is a total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.

      (b) The Merrill Lynch 1-3 Year Treasury Index is a total rate of return index based on daily closing prices and consisting of Treasury bills with a maturity of one to three years.

The fund changed its  comparative  index from the Lehman  Brothers  Intermediate
Government Index to the Merrill Lynch 1-3 Year Treasury Index because the Merrill Lynch 1-3 Year Treasury Index is more representative of the types of securities in which the fund invests in accordance with its new investment objective, policies and strategies.

INVESTMENT GRADE - PRIMARY CLASS SHARES

  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) (%):

--------------------------------------------------------------------------------
1994     1995    1996   1997    1998   1999    2000      2001      2002     2003
--------------------------------------------------------------------------------
(4.82)  20.14    4.31  10.31    6.99  (0.91)   9.15      7.52      8.82    10.16
--------------------------------------------------------------------------------

                       DURING THE PAST TEN CALENDAR YEARS:

--------------------------------------------------------------------------------
                              QUARTER ENDED                    TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                 June 30, 1995                       6.26%
--------------------------------------------------------------------------------
Worst quarter:                March 31, 1994                     (2.91)%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003:

--------------------------------------------------------------------------------
INVESTMENT GRADE               1 YEAR            5 YEARS             10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes            10.16%             6.87%                6.98%
--------------------------------------------------------------------------------
Return After Taxes on
Distributions                  8.27%              4.48%                4.42%
--------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale
of Fund Shares                 6.71%              4.35%                4.34%
--------------------------------------------------------------------------------
Lehman Brothers Credit
Bond Index (reflects no
deduction for fees
expenses or taxes) (a)         6.91%              7.22%                7.10%
--------------------------------------------------------------------------------

      (a) The Lehman Brothers Credit Bond Index includes all publicly issued, fixed rate, non-convertible, investment grade, and domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.


HIGH YIELD - PRIMARY CLASS SHARES

  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES) (%):

--------------------------------------------------------------------------------
1995     1996    1997    1998     1999    2000       2001       2002       2003
--------------------------------------------------------------------------------
18.01   14.91   15.86   (1.79)    8.82   (16.43)    (0.13)     (5.28)     23.03
--------------------------------------------------------------------------------

                      DURING THE PAST NINE CALENDAR YEARS:

--------------------------------------------------------------------------------
                             QUARTER ENDED                    TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                March 31, 1999                      11.34%
--------------------------------------------------------------------------------
Worst quarter:             December 31, 2000                    (10.40)%
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003:

--------------------------------------------------------------------------------
HIGH YIELD                      1 YEAR           5 YEARS           LIFE OF CLASS
--------------------------------------------------------------------------------
Return Before Taxes             23.03%            1.14%                4.76%(a)
--------------------------------------------------------------------------------
Return After Taxes on
Distributions                   19.96%           (2.55)%               1.11%(a)
--------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of
Fund Shares                     14.84%           (1.14)%               1.87%(a)
--------------------------------------------------------------------------------

      (a)  February 1, 1994 (commencement of operations) to December 31, 2003.

      (b)  January 31, 1994 to December 31, 2003.

      (c) The Lehman High Yield Index is a market value-weighted index that the daily price, coupon and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denomination and nonconvertible debt registered with the Securities and Exchange Commission.

                                      *****

AFTER-TAX RETURNS SHOWN IN THE PRECEDING TABLES ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. THE AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS").

GOVERNMENT MONEY MARKET

   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES)(%):

--------------------------------------------------------------------------------
1994     1995    1996   1997    1998   1999    2000      2001      2002     2003
--------------------------------------------------------------------------------
3.67     5.29    4.81   4.86    4.83   4.44    5.66      3.57      1.13     0.51
--------------------------------------------------------------------------------

                       DURING THE PAST TEN CALENDAR YEARS:

--------------------------------------------------------------------------------
                            QUARTER ENDED                   TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:             December 31, 2000                     1.47%
--------------------------------------------------------------------------------
Worst quarter:            December 31, 2003                     0.10%
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003:

--------------------------------------------------------------------------------
                       1 YEAR       5 YEARS     10 YEARS       LIFE OF FUND (a)
--------------------------------------------------------------------------------
Government Money
Market                  0.51%        3.04%        3.86%            4.44%
--------------------------------------------------------------------------------

      (a)  January 31, 1989 (commencement of operations) to December 31, 2003.

[ICON]  FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses you may incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets thereby lowering that fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.


                             ANNUAL FUND OPERATING EXPENSES
                      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-----------------------------------------------------------------------------------------------
                                    LIMITED        INVESTMENT      HIGH YIELD      GOVERNMENT
                     CORE BOND      DURATION          GRADE                       MONEY MARKET
-----------------------------------------------------------------------------------------------
Management Fees      0.45%(a)        0.45%(a)        0.60%(b)          0.65%           0.50%
-----------------------------------------------------------------------------------------------
Distribution
and/or Service       0.50%(c)        0.50%           0.50%             0.50%           0.10%(c)
(12b-1) Fees
-----------------------------------------------------------------------------------------------
Other Expenses       0.30%(d)        0.16%           0.18%             0.26%           0.11%
-----------------------------------------------------------------------------------------------
Total Annual Fund    1.25%           1.11%           1.28%             1.41%           0.71%
Operating Expenses
-----------------------------------------------------------------------------------------------
Contractual Fee     (0.25)%         (0.11)%          N/A               N/A             N/A
Waiver
-----------------------------------------------------------------------------------------------
Net Expenses         1.00%           1.00%           N/A               N/A             N/A
-----------------------------------------------------------------------------------------------

      (a)  The manager has  contractually  agreed to waive fees so that Primary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed 1.00% of average daily net assets attributable to Primary Class shares during any month for Core Bond and Limited  Duration.  These  waivers will remain in effect until April 30, 2005.  Pursuant to an agreement approved by the Board, each fund has agreed to repay the manager for waived fees and  reimbursed  expenses  provided that payment does not cause the Primary Class  operating  expenses to exceed 1.00% of its average  net assets and the  payment is made  within  three  years after the year in which the manager earned the fee or incurred the expense.

      (b)  The  manager  currently  intends to  voluntarily  waive fees so that  Primary  Class operating  expenses  (exclusive  of taxes,  interest,  brokerage  and  extraordinary expenses) do not exceed 1.00% of average  daily net assets  attributable  to Primary
           Class  shares  during  any month for  Investment  Grade.  This  voluntary  waiver is currently  expected to continue  until April 30, 2005,  but may be terminated at any time.  With this waiver,  Investment  Grade's  management  fee and total annual fund operating  expenses  for the fiscal year ended  December  31,  2003,  were 0.32% and
           1.00%.

      (c)  The 12b-1 fee shown in the table  reflects  the amount to which the  Directors  have currently  limited  payments  under the fund's  Distribution  Plan.  Pursuant to the
           Distribution  Plan,  the Directors may increase the 12b-1 fee to 0.75% for Core Bond and  0.20%  for  Government  Money  Market  of  average  daily  net  assets  without shareholder approval

      (d)  Other expenses are estimated for the current fiscal year.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above (including the effect of any contractually agreed to fee waivers, for the specified period), and (3) you redeem all of your shares at the end of the time periods shown.

--------------------------------------------------------------------------------
                           1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------

Limited Duration            $102           $338          $597        $1,344
--------------------------------------------------------------------------------

Investment Grade            $130           $406          $702        $1,545
--------------------------------------------------------------------------------

High Yield                  $146           $446          $771        $1,691
--------------------------------------------------------------------------------
Government Money
Market                       $73           $227          $395         $883
--------------------------------------------------------------------------------

Core Bond                   $102           $372           N/A          N/A
--------------------------------------------------------------------------------

[ICON] DISTRIBUTION PLAN


Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares. Each fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders.

Under each plan, Limited Duration, Investment Grade and High Yield each is authorized to pay Legg Mason an annual distribution fee equal to 0.25% (0.50% for Core Bond) of the fund's average daily net assets attributable to Primary Class shares and an annual service fee equal to 0.25% of the fund's average daily net assets attributable to Primary Class shares. Government Money Market is authorized to pay Legg Mason an annual fee equal to 0.20% of its average daily net assets. Payments under Government Money Market's and Core Bond's Plans are currently limited to 0.10% and 0.50%, respectively, of average daily net assets. The 12b-1 fees are calculated daily and paid monthly.

Because these fees are paid out of each fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of each fund. Legg Mason pays these brokers up to 90% of the distribution and/or shareholder service fee that it receives from a fund for those sales. Legg Mason may also enter into agreements with and make payments to brokers or other entities that support the distribution of fund shares or are engaged in the servicing or maintenance of shareholder accounts including, but not limited to providing sub-accounting and recordkeeping services.

[ICON] M A N A G E M E N T

MANAGEMENT AND ADVISER:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the funds' manager. As manager, LMFA is responsible for the non-investment affairs of the funds, providing office space and administrative staff for the funds and directing all matters related to the operation of the funds. LMFA has been registered as an investment adviser since 1982.

LMFA has delegated certain advisory responsibilities to Western Asset, 385 East Colorado Boulevard, Pasadena, California 91101. As Adviser, Western Asset is responsible for the investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $119 billion as of December 31, 2003. An investment committee is responsible for the day-to-day management of each fund.

For its services during the fiscal year ended December 31, 2003, each fund paid LMFA the following percentage of its average daily net assets after the effect of any waiver of fees:

        ---------------------------------------------------------------
        LIMITED DURATION*                              0.34%
        ---------------------------------------------------------------
        INVESTMENT GRADE                               0.32%
        ---------------------------------------------------------------
        HIGH YIELD                                     0.65%
        ---------------------------------------------------------------
        GOVERNMENT MONEY MARKET                        0.50%
        ---------------------------------------------------------------
        CORE BOND**                                     N/A
        ---------------------------------------------------------------

For its services during the fiscal year ended December 31, 2003, LMFA paid Western Asset a fee equal to the following percentage of each funds average daily net assets (net of any waivers) as follows:

        ---------------------------------------------------------------
        LIMITED DURATION*                              0.20%
        ---------------------------------------------------------------
        INVESTMENT GRADE                               0.13%
        ---------------------------------------------------------------
        HIGH YIELD                                     0.50%
        ---------------------------------------------------------------
        GOVERNMENT MONEY MARKET                        0.15%
        ---------------------------------------------------------------
        CORE BOND**                                     N/A
        ---------------------------------------------------------------

* On May 13, 2004, the Directors approved a change to the investment objective, policies and strategies of Limited Duration. The Directors also approved a decrease in the fund's management fee from 0.55% to 0.45%.

** At December 31, 2003, Core Bond had not commenced operations.

LMFA, Western Asset and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[ICON] H O W  T O  I N V E S T

To open a regular, retirement or Coverdell Education Savings Account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the funds' distributor to sell shares of a fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100 ($500 for Government Money Market).

Retirement accounts include traditional IRAs, spousal IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason Financial Advisor, FIS or other entity offering a fund's shares to discuss which type of account might be appropriate for you. To view additional information regarding each type of account, visit www.leggmasonfunds.com.

Certain investment methods (for example, through certain retirement plans or automatic sweep arrangements) may be subject to lower minimum initial and/or additional investment amounts. In certain limited circumstances, the minimum initial and additional purchase amounts may be waived. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of a fund. Contact your financial adviser or FIS with any questions regarding your investment options.

ONCE YOUR ACCOUNT IS OPEN, YOU MAY USE THE FOLLOWING METHODS TO PURCHASE ADDITIONAL SHARES OF THE FUNDS:

--------------------------------------------------------------------------------
IN PERSON            Give your  financial  adviser a check for $100 or more
                     ($500 or more for Government  Money Market) payable to
                     Legg Mason Wood Walker, Incorporated.
--------------------------------------------------------------------------------
MAIL                 Mail your  check,  payable to Legg Mason Wood  Walker,
                     Incorporated,  for  $100 or  more  ($500  or more  for
                     Government Money Market) to your financial  adviser or
                     to Legg Mason  Funds  Investor  Services  at P.O.  Box
                     17023, Baltimore, MD 21297-0356.
--------------------------------------------------------------------------------
TELEPHONE OR WIRE    Call your financial  adviser or FIS at  1-800-822-5544
                     to transfer  available cash balances in your brokerage
                     account or to transfer  money from your bank directly.
                     Wire  transfers may be subject to a service  charge by
                     your bank.
--------------------------------------------------------------------------------
INTERNET OR          FIS  clients  may  purchase  shares of a fund  (except
TELEFUND             Government Money Market) through Legg Mason's Internet
                     site at  www.leggmasonfunds.com  or through  TELEFund,
                     the automated telephone account management service, at
                     1-877-6-LMFUNDS (1-877-656-3863).
--------------------------------------------------------------------------------
AUTOMATIC            Arrangements  may be  made  with  some  employers  and
INVESTMENTS          financial  institutions for regular  automatic monthly
                     investments  of $50 or more in shares  of a fund.  You
                     may  also   reinvest   dividends   from  certain  unit
                     investment  trusts or other Legg Mason funds in shares
                     of a fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURE FIRST(R)      Contact  a  Legg  Mason  Financial  Advisor  or FIS to
SYSTEMATIC           enroll  in  Legg  Mason's  Future   First(R)Systematic
INVESTMENT PLAN      Investment Plan. This plan allows you to automatically
                     invest a specific  dollar amount at regular  intervals
                     (minimum  of $50 per month  per  fund).  The  transfer
                     agent will transfer  money directly from your checking
                     or savings account, your Legg Mason brokerage account,
                     or from another Legg Mason fund to purchase  shares of
                     the desired fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

FOR LIMITED DURATION, INVESTMENT GRADE, HIGH YIELD AND CORE BOND:

Purchase orders received by your Legg Mason Financial Advisor, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

You will begin to earn dividends on shares of the funds as of the settlement date, which is normally the third business day after your order is placed with your financial adviser.

Limited  Duration,  Investment Grade and High Yield offer two classes of shares:
Primary Class shares and Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered through a separate prospectus only to certain investors, are not subject to a Rule 12b-1 fee.

FOR GOVERNMENT MONEY MARKET:

Purchase orders received in federal funds form, by either your Legg Mason Financial Advisor, FIS or other authorized entity offering the fund, on any day that the Exchange is open, will be processed as follows:

----------------------------------------------------------------------------------------
                             SHARES WILL BE PURCHASED AT
IF THE PURCHASE ORDER IS     THE NET ASSET VALUE NEXT        SUCH SHARES WILL BEGIN TO
RECEIVED                     DETERMINED ON THE               EARN DIVIDENDS ON THE
----------------------------------------------------------------------------------------
before 12:00 noon,           same day                        same day
Eastern time
----------------------------------------------------------------------------------------
12:00 noon or after,         same day                        next business day
but before 4:00 p.m.,
Eastern time
----------------------------------------------------------------------------------------
4:00 p.m. or after,          next business day               next business day
Eastern time
----------------------------------------------------------------------------------------

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

[ICON]  HOW TO SELL YOUR SHARES

YOU MAY USE ANY OF THE FOLLOWING METHODS TO SELL SHARES OF THE FUNDS:

    ----------------------------------------------------------------------------
       TELEPHONE     Call  your  Legg   Mason   Financial   Advisor  or  FIS  at
                     1-800-822-5544 or other entity through which you hold shares to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

                     Proceeds  will be credited to your  brokerage  account or a check will be sent to you, at your direction,  at no charge to you.  Wire requests will be subject to a fee of $20. For wire  transfers,  be sure that your  financial  adviser has your bank account information on file.
    ----------------------------------------------------------------------------
    INTERNET OR      FIS clients may request a redemption of fund shares through
    TELEFUND         Legg Mason's  Internet  site at  www.leggmasonfunds.com  or through TELEFund at 1-877-6-LMFUNDS (1-877-656-3863).
    ----------------------------------------------------------------------------
    MAIL             Send a letter to your  financial  adviser  or to Legg Mason
                     Funds Investor  Services at P.O. Box 17023,  Baltimore,  MD
                     21297-0356,  requesting  redemption  of  your  shares.  The letter  should  be  signed  by  all of  the  owners  of the account.  Redemption  requests for shares valued at $10,000 or more  or when  the  proceeds  are to be paid to  someone other than the  accountholder(s)  may  require a  signature guarantee. (See "Signature Guarantee" below.)
    ----------------------------------------------------------------------------
    CHECKWRITING The fund offers a free checkwriting service. You may write (GOVERNMENT checks to anyone in amounts of $500 or more. The fund's
    MONEY MARKET     transfer  agent will  redeem  sufficient  shares  from your
    ONLY)            account  to pay  the  checks.  You  will  continue  to earn dividends  on your  shares  until the  check  clears at the transfer agent.  Checkwriting  cannot be used to close your account or to set up electronic funds transfers.
    ----------------------------------------------------------------------------
    SECURITIES       Legg Mason has special redemption  procedures for investors
    PURCHASES AT     who wish to purchase  stocks,  bonds or other securities at
    LEGG MASON       Legg Mason.  Once you've placed an order for securities and
    (GOVERNMENT have not indicated any other payment method, fund shares MONEY MARKET will be redeemed on the settlement date for the amount due.
    ONLY)            Fund shares may also be redeemed to cover debit balances in your brokerage account.
    ----------------------------------------------------------------------------

Legg Mason will follow reasonable procedures to ensure the validity of any telephone or Internet redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or Internet order that Legg Mason reasonably believes to be genuine.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason Financial Advisor, FIS or another authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Generally, proceeds from redemption orders from Government Money Market received before 11:00 a.m., Eastern time, will be sent that same day.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.

[ICON]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

FOR LIMITED DURATION, INVESTMENT GRADE, HIGH YIELD, AND CORE BOND:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. Each fund's securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the Adviser to be the primary market. Foreign currency exchange rates are determined prior to the close of trading on the Exchange, generally, 2:00 p.m. Eastern time with respect to portfolio securities. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values.

To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

FOR GOVERNMENT MONEY MARKET:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, on every day the Exchange is open. Like most other money market funds, the fund normally values its investments using the amortized cost method.

SIGNATURE GUARANTEE:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

If your account falls below $500, a fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. A fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The funds will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The funds will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the funds to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Each fund reserves the right to:

o refuse any client, reject any purchase order for shares (including exchanges) for any reason, or suspend the offering of shares for a period of time;

o  change its minimum investment amounts; and

o delay sending out redemption proceeds for up to seven days if, in the judgment of the Adviser, the fund could be adversely affected by immediate payment. A fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940.

FOR LIMITED DURATION, INVESTMENT GRADE, HIGH YIELD AND CORE BOND:

The funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets. Each fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice when the fund detects a pattern of excessive trading. Although shareholder transactions are monitored for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

[ICON]  SERVICES FOR INVESTORS

For further information regarding any of the services below, please contact your Legg Mason Financial Advisor, FIS or other entity offering the funds for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

You will receive a confirmation from Legg Mason after each transaction involving Primary Class shares of Limited Duration, Investment Grade, High Yield and Core Bond (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First(R) Systematic Investment Plan, or other automatic investment arrangement, and withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. If there has been no monthly activity in your account, you will receive a quarterly statement.

SYSTEMATIC WITHDRAWAL PLAN:

If you are purchasing or already own shares of a fund with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

EXCHANGE PRIVILEGE:

Primary Class shares of the funds may be exchanged for Primary Class shares of any of the other Legg Mason funds and for Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by telephone. FIS clients may also request an exchange through TELEFund or the Internet at www.leggmasonfunds.com. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. An exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

      o    Each  fund   reserves  the  right to terminate or modify the exchange
privilege  after 60 days' written notice to shareholders.

[ICON] DISTRIBUTIONS AND TAXES

Limited Duration, Investment Grade, Core Bond and Government Money Market declare dividends from their net investment income, if any, daily and pay them monthly. High Yield declares and pays such dividends, if any, monthly.

Limited Duration, Investment Grade, High Yield and Core Bond declare and pay dividends from the excess of net short-term capital gain over net long term capital loss and distribute substantially all of their net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and, in the case of High Yield, net realized gains from foreign currency transactions, annually in December. A second distribution may be necessary in some years to avoid imposition of federal excise tax. There is no assurance that a fund will realize any capital gain in a given year.

Government Money Market does not expect to realize any capital gain or loss; however, if the fund realizes any capital gains, it will pay them at least once every twelve months.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and, in the case of High Yield, net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income; except that the part of the dividends that is "qualified dividend income" (I.E., dividends on stock of U.S. corporations and certain foreign corporations with respect to which a fund satisfies certain holding period, debt-financing and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of a fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions. Dividends paid by Government Money Market generally will not be subject to state and local income taxes.

The sale or exchange of fund shares (other than Government Money Market shares) may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A fund's dividend and interest income on, and gains it realizes from disposition of foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the distributing fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify your Legg Mason Financial Advisor or FIS at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in Primary Class shares of another eligible Legg Mason fund or Consultant Class shares of The Royce Funds (except Royce TrustShares Fund), provided these funds are available for sale in your state.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

As required by law, each fund will withhold 28% of all dividends, and each fund other than Government Money Market will withhold 28% of all capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund is also required to withhold 28% of all dividends (except for Government Money Market) and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

RELATED PERFORMANCE

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO

Since August 31, 2004, Limited Duration has had an investment objective and investment strategy that are substantially similar in all material respects to those of Western Asset Limited Duration Bond Portfolio, an existing fund that is also managed by the Adviser.

The Adviser began managing Western Asset Limited Duration Bond Portfolio on October 1, 2003 and its asset size as of December 31, 2003 was approximately $27 million.

Below you will find information about the prior performance of Western Asset Limited Duration Bond Portfolio. Western Asset Limited Duration Bond Portfolio has lower expenses and is sold through different distribution channels than Limited Duration. Returns (before and after taxes) are based on past results and are not an indication of future performance.

The performance of Western Asset Limited Duration Bond Portfolio does not represent the past performance of Limited Duration and is not an indication of the future performance of Limited Duration. You should not assume that Limited Duration will have the same performance as Western Asset Limited Duration Bond Portfolio. The performance of Limited Duration may be better or worse than the performance of Western Asset Limited Duration Bond Portfolio due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the fund and Western Asset Limited Duration Bond Portfolio. Primary Class shares of the fund have higher total expenses than Western Asset Limited Duration Bond Portfolio, which would have resulted in lower performance if Limited Duration's Primary Class expenses had been applied to the performance of Western Asset Limited Duration Bond Portfolio.

The following information illustrates the changes in the performance of the Institutional Class of Western Asset Limited Duration Bond Portfolio from year to year, and compares that performance to the performance of a market index over various periods of time.

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO - INSTITUTIONAL CLASS

30-Day Yield as of June 30, 2004: 1.92%

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2004:

------------------------------------------------------------------------------
Western Asset Limited Duration Bond Portfolio -             SINCE INCEPTION
Institutional Class                                             10/1/03
------------------------------------------------------------------------------
Return Before Taxes                                              0.78%
------------------------------------------------------------------------------
Return After Taxes on Distributions                              0.29%
------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale of Fund             0.51%
Shares
------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index (reflects no               0.08%**
deduction for fees, expenses or taxes)*
------------------------------------------------------------------------------

* THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS A TOTAL RATE OF RETURN INDEX CONSISTING OF TREASURY BILLS WITH A MATURITY OF ONE TO THREE YEARS BASED ON DAILY CLOSING PRICES. THE INDEX DOES NOT INCUR FEES AND EXPENSES AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS.

**    THE RATE OF RETURN FOR THE MERRILL  LYNCH 1-3 YEAR  TREASURY  INDEX IS FOR
THE PERIOD SEPTEMBER 30, 2003 TO JUNE 30, 2004.

The Primary Class of the fund offered through this prospectus charges a 12b-1 fee, while the Institutional Class of Western Asset Core Bond Portfolio does not. Including any applicable 12b-1 fee in a performance calculation produces a lower return.

If the Adviser had not waived certain fund expenses during these periods, Western Asset Limited Duration Bond Portfolio's returns would have been lower.

After-tax returns for Western Asset Limited Duration Bond Portfolio are calculated using the historical highest individual federal marginal income tax rate for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

WESTERN ASSET LIMITED DURATION COMPOSITE




The Adviser also manages other registered funds and separate accounts with investment objectives, policies and strategies that are substantially similar to Limited Duration. Below you will find information about the prior performance of the Western Asset Limited Duration Composite. The Western Asset Limited Duration Composite consists of funds and separate accounts that invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in U.S. dollars. The Western Asset Limited Duration Composite includes the performance of the Western Asset Limited Duration Bond Portfolio. The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the Western Asset Limited Duration Composite.

The performance of Western Asset Limited Duration Composite does not represent the past performance of Limited Duration and is not an indication of the future performance of Limited Duration. You should not assume that Limited Duration will have the same performance as Western Asset Limited Duration Composite. The performance of Limited Duration may be better or worse than the performance of Western Asset Limited Duration Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between Limited Duration and the funds and separate accounts in the Western Asset Limited Duration Composite. The separate accounts in the Western Asset Limited Duration Composite generally have lower expenses and are sold through different distribution channels than the fund.

The following information illustrates the changes in the performance of the Western Asset Limited Duration Composite from year to year, and compares that performance to the performance of a market index over various periods of time. The performance information shown below reflects the expenses of the funds and separate accounts that comprise the Western Asset Limited Duration Composite.

WESTERN ASSET LIMITED DURATION COMPOSITE
CALENDAR YEAR TOTAL RETURNS (%)

--------------------------------------------------------------------------------
1994     1995    1996   1997    1998   1999    2000      2001      2002     2003
--------------------------------------------------------------------------------
2.55    11.42    6.01   7.44    6.29   3.16    8.52      7.68      5.57     4.49
--------------------------------------------------------------------------------

Best quarter:  March 31, 1995       3.45%
Worst quarter: March 31, 1994       0.12%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003:

--------------------------------------------------------------------------------
Western Asset Limited Duration Composite          1 YEAR     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                               4.49%       5.86%       6.28%
--------------------------------------------------------------------------------
Return After Taxes on Distributions                N/A         N/A         N/A
--------------------------------------------------------------------------------
Return after Taxes on Distributions and Sale       N/A         N/A         N/A
of Fund Shares
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index             1.90%       5.37%       5.68%
(reflects no deduction for fees, expenses or
taxes)*
--------------------------------------------------------------------------------

WESTERN ASSET CORE BOND PORTFOLIO

As of the date of this prospectus, Core Bond is new and has no performance to report. Core Bond has an investment objective and investment strategy that are substantially similar in all material respects to those of Western Asset Core Bond Portfolio, an existing fund that is also managed by the Adviser.

The Adviser began managing Western Asset Core Bond Portfolio on September 4, 1990 and its asset size as of December 31, 2003 was approximately $2 billion.

Below you will find information about the prior performance of the Institutional Class of Western Asset Core Bond Portfolio. The Institutional Class of Western Asset Core Bond Portfolio has lower expenses and is sold through different distribution channels than the fund. Returns (before and after taxes) are based on past results and are not an indication of future performance.

The performance of Western Asset Core Bond Portfolio does not represent the past performance of Core Bond and is not an indication of the future performance of Core Bond. You should not assume that Core Bond will have the same performance as Western Asset Core Bond Portfolio. The performance of Core Bond may be better or worse than the performance of Western Asset Core Bond Portfolio due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between Core Bond and Western Asset Core Bond Portfolio. Primary Class shares of Core Bond have higher total expenses than the Institutional Class of Western Asset Core Bond Portfolio, which would have resulted in lower performance if Core Bond's Primary Class expenses had been applied to the performance of the Institutional Class of Western Asset Core Bond Portfolio.

The following information illustrates the changes in the performance of the Institutional Class of Western Asset Core Bond Portfolio from year to year, and compares that performance to the performance of a market index over various periods of time.

WESTERN ASSET CORE BOND PORTFOLIO - INSTITUTIONAL CLASS
CALENDAR YEAR TOTAL RETURNS (%)

--------------------------------------------------------------------------------
1994     1995    1996   1997    1998   1999    2000      2001      2002     2003
--------------------------------------------------------------------------------
(4.33)   20.97   3.70   10.17   8.34   (1.70)  13.34     9.48      8.74     7.82
--------------------------------------------------------------------------------

Best quarter:         June 30, 1995         6.91%
Worst quarter:        March 31, 1994       (2.60)%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003:

--------------------------------------------------------------------------------
Western Asset Core Bond                 1 YEAR         5 YEARS          10 YEARS
Portfolio - Institutional Class
--------------------------------------------------------------------------------

Return Before Taxes                     7.82%           7.42%             7.44%
--------------------------------------------------------------------------------
Return After Taxes on
Distributions                           5.80%           4.89%             4.68%
--------------------------------------------------------------------------------
Return after Taxes on
Distributions and Sale of Fund          5.12%           4.76%             4.62%
Shares
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index
(reflects no deduction for              4.10%           6.62%             6.95%
fees, expenses or taxes)*
--------------------------------------------------------------------------------

* THE LEHMAN AGGREGATE BOND INDEX IS A MARKET VALUE-WEIGHTED INDEX THAT TRACKS THE DAILY PRICE, COUPON, PAY-DOWNS, AND TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR-DENOMINATED, AND NONCONVERTIBLE INVESTMENT GRADE DEBT ISSUES WITH AT LEAST $100 MILLION PAR AMOUNT OUTSTANDING AND WITH AT LEAST ONE YEAR TO FINAL MATURITY. THE INDEX DOES NOT INCUR FEES AND EXPENSES AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS.

The Primary Class of Core Bond offered through this prospectus charges a 12b-1 fee, while the Institutional Class of Western Asset Core Bond Portfolio does not. Including any applicable 12b-1 fee in a performance calculation produces a lower return.

If the Adviser had not waived certain fund expenses during these periods, Western Asset Core Bond Portfolio's returns would have been lower.

After-tax returns for Western Asset Core Bond Portfolio are calculated using the historical highest individual federal marginal income tax rate for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

WESTERN ASSET CORE COMPOSITE

The Adviser also manages other funds and separate accounts with investment objectives, policies and strategies that are substantially similar to Core Bond. Below you will find information about the prior performance of the Western Asset Core Composite. The Western Asset Core Composite consists of funds and separate accounts that invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in U.S. dollars. Non-dollar and high-yield securities are not used. The Western Asset Core Composite includes the performance of the Western Asset Core Bond Portfolio. The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the Western Asset Core Composite.

The performance of Western Asset Core Composite does not represent the past performance of Core Bond and is not an indication of the future performance of Core Bond. You should not assume that Core Bond will have the same performance as Western Asset Core Composite. The performance of Core Bond may be better or worse than the performance of Western Asset Core Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between Core Bond and the funds and separate accounts in the Western Asset Core Composite. The separate accounts in the Western Asset Core

Composite   generally  have  lower  expenses  and  are  sold  through  different distribution channels than the fund.

The following information illustrates the changes in the performance of the Western Asset Core Composite from year to year, and compares that performance to the performance of a market index over various periods of time. The performance information shown below does not reflect the expenses of the funds and separate accounts that comprise the Western Asset Core Composite. If these expenses were reflected, the returns shown would be lower.

WESTERN ASSET CORE COMPOSITE
CALENDAR YEAR TOTAL RETURNS (%)

1994     1995     1996     1997    1998    1999    2000    2001    2002     2003
--------------------------------------------------------------------------------
-3.85    21.14    3.78     10.65   8.46    -1.39   12.85   9.06    9.93     5.94

Best quarter:  June 30, 1995        6.88%
Worst quarter: June 30, 1994       (2.38)%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003:

--------------------------------------------------------------------------------
Western Asset Core Composite            1 YEAR        5 YEARS           10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                     5.94%           7.17%             7.44%
--------------------------------------------------------------------------------
Return After Taxes on
Distributions                            N/A             N/A               N/A
--------------------------------------------------------------------------------
Return after Taxes on
Distributions and Sale of Fund           N/A             N/A               N/A
Shares
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index
(reflects no deduction for              4.10%           6.62%             6.95%
fees, expenses or taxes)*
--------------------------------------------------------------------------------

[ICON] F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand each fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report for these funds. The funds' annual report is available upon request by calling toll-free 1-800-822-5544.

LEGG MASON LIMITED DURATION BOND PORTFOLIO - PRIMARY CLASS*

                                                 Years Ended December 31,
                               ----------------------------------------------------------------

                                   2003         2002        2001         2000        1999
-----------------------------------------------------------------------------------------------
Net asset value,
  beginning of year                $10.70       $10.32      $10.26        $9.92      $10.51
Investment operations:
  Net investment income               .26(A)       .41(A)      .53(A)       .62(A)      .54(A)
  Net realized and unrealized
   gain/(loss) on investments,
   options and futures               (.14)         .38         .06          .33        (.59)
                               ----------------------------------------------------------------
  Total from investment
   operations                         .12          .79         .59          .95        (.05)
                               ----------------------------------------------------------------
Distributions:
  From net investment income         (.28)        (.41)       (.53)        (.61)       (.54)
                               ----------------------------------------------------------------
  Total distributions                (.28)        (.41)       (.53)        (.61)       (.54)
                               ----------------------------------------------------------------
Net asset value,
  end of year                      $10.54       $10.70      $10.32       $10.26      $ 9.92
                               ----------------------------------------------------------------

Ratios/supplemental data:
  Total return                      1.11%        7.79%       5.83%        9.95%        (.48)%
  Expenses to average net
   assets                           1.00%(A)     1.00%(A)    1.00%(A)     1.00%(A)     1.00%(A)
  Net investment income
   to average net assets            2.48%(A)     3.85%(A)    5.08%(A)     6.14%(A)     5.28%(A)
   Portfolio turnover rate           487%         204%        535%         248%         979%
Net assets, end of year
 (in thousands)                   $326,844     $379,793    $300,597     $272,668      $298,207
-----------------------------------------------------------------------------------------------

*   On  August  31,  2004,  Limited  Duration  changed  its  investment  objective,  policies, strategies  and  management  fee.  The  financial  highlights  shown are those of  Limited
    Duration prior to such change.
(A) Net of fees waived by LMFA for  expenses in excess of a voluntary  expense  limitation  of
    1.00% until April 30, 2004. If no fees had been waived by LMFA,  the  annualized  ratio of expenses  to average  daily net assets  would have been as  follows:  for the years  ended
    December 31, 2003, 1.21%; 2002, 1.19%; 2001, 1.17%; 2000, 1.19%; and 1999, 1.19%.

LEGG MASON INVESTMENT GRADE INCOME PORTFOLIO - PRIMARY CLASS

                                                Years Ended December 31,
                               ----------------------------------------------------------------

                                  2003         2002        2001        2000        1999
-----------------------------------------------------------------------------------------------
Net asset value,
  beginning of year               $10.42       $10.10      $ 9.97       $9.78      $10.52
Investment operations:
  Net investment income              .50(A)       .54(A)      .60(A)      .67(A)      .61(A)
   Net realized and unrealized
    gain/(loss) on investments,
    options and futures              .53          .32         .14         .19        (.71)
                               ----------------------------------------------------------------
   Total from investment
    operations                      1.03          .86         .74         .86        (.10)
                               ----------------------------------------------------------------
Distributions:
  From net investment income        (.50)        (.54)       (.61)       (.67)       (.61)
  From net realized gain on
   investments                      (.07)         ---         ---         ---        (.03)
                               ----------------------------------------------------------------
  Total distributions               (.57)        (.54)       (.61)       (.67)       (.64)
                               ----------------------------------------------------------------
Net asset value,
   end of year                     $10.88       $10.42      $10.10       $9.97      $ 9.78
                               ----------------------------------------------------------------

Ratios/supplemental data:
  Total return                      10.16%        8.82%       7.52%       9.16%       (.91)%
  Expenses to average net
   assets                            1.00%(A)     1.00%(A)    1.00%(A)    1.00%(A)    1.00%(A)
  Net investment income
   to average net assets             4.62%(A)     5.32%(A)    5.90%(A)    6.82%(A)    6.08%(A)
  Portfolio turnover rate                78%         131%        131%         94%        145%
Net assets, end of year
 (in thousands)                   $408,685     $334,763    $255,298    $194,987    $183,615
-----------------------------------------------------------------------------------------------

(A) Net of fees waived by LMFA for  expenses in excess of a voluntary  expense  limitation  of
    1.00% until April 30, 2004. If no fees had been waived by LMFA,  the  annualized  ratio of expenses  to average  daily net assets  would have been as  follows:  for the years  ended
    December 31, 2003, 1.28%; 2002, 1.30%; 2001, 1.27%; 2000, 1.31%; and 1999, 1.31%.

LEGG MASON HIGH YIELD PORTFOLIO - PRIMARY CLASS

                                                Years Ended December 31,
                               ----------------------------------------------------------------

                                      2003       2002        2001         2000        1999
-----------------------------------------------------------------------------------------------
Net asset value,
 beginning of year                   $7.96      $9.22      $10.18       $14.97      $14.72
Investment operations:
 Net investment income                 .63        .77         .94         1.32        1.01
 Net realized and unrealized
  gain/(loss) on investments          1.15      (1.26)       (.94)       (3.45)        .29
                               -------------------------------------------------------------
 Total from investment
  operations                          1.78       (.49)        ---        (2.13)       1.30
                               -------------------------------------------------------------
Distributions:
 From net investment income           (.64)      (.77)       (.96)       (1.27)      (1.05)
  From net realized gain on
   investments                         ---        ---         ---        (1.39)        ---
                               -------------------------------------------------------------
  Total distributions                 (.64)      (.77)       (.96)       (2.66)      (1.05)
                               -------------------------------------------------------------
Net asset value,
  end of year                        $9.10      $7.96      $ 9.22       $10.18      $14.97
                               -------------------------------------------------------------

Ratios/supplemental data:
 Total return                        23.03%     (5.28)%      (.13)%     (16.43)%      8.82%
 Expenses to average net
  assets                              1.41%      1.36%       1.51%        1.51%       1.31%
 Net investment income
  to average net assets               7.26%      9.06%       9.59%        9.98%       6.51%
 Portfolio turnover rate               122%        97%        130%          45%         83%
Net assets, end of year
 (in thousands)                   $223,773   $162,175    $199,214     $217,769    $375,099
--------------------------------------------------------------------------------------------

LEGG MASON U.S. GOVERNMENT MONEY MARKET PORTFOLIO - PRIMARY CLASS

                                                Years Ended December 31,
                               ----------------------------------------------------------------

                                  2003         2002        2001        2000        1999
-----------------------------------------------------------------------------------------------
Net asset value,
 beginning of year                $1.00        $1.00       $1.00        $1.00      $1.00
Investment operations:
 Net investment income/(loss)       .0049(A)     .01(A)      .04(A)       .06(A)     .04(A)
                                 ---------------------------------------------------------------
  Total from investment
   operations                       .0049        .01         .04          .06        .04
                                 ---------------------------------------------------------------

Distributions:
 From net investment income        (.0049)      (.01)       (.04)        (.06)      (.04)
                                 ---------------------------------------------------------------
  Total distributions              (.0049)      (.01)       (.04)        (.06)      (.04)
                                 ---------------------------------------------------------------
Net asset value,
 end of year                      $1.00         $1.00       $1.00        $1.00     $1.00
                                 ---------------------------------------------------------------

Ratios/supplemental data:
 Total return                       .51%         1.13%       3.57%        5.66%     4.44%
  Expenses to average net
   assets                           .71%(A)       .72%(A)     .71%(A)      .73%(A)   .73%(A)
  Net investment income/(loss)
   to average net assets            .49%(A)      1.11%(A)    3.46%(A)     5.53%(A)  4.34%(A)
  Net assets, end of year
   (in thousands)                 $443,881     $541,873    $501,070     $426,988   $379,994
------------------------------------------------------------------------------------------------

(A) Net of 12b-1 service fees waived by Legg Mason Wood Walker, Inc. of 0.10% of average daily net assets.  If no fees had been waived by Legg Mason, the annualized ratio of expenses to average  daily net assets  would have been as follows:  for the years ended  December  31,
    2003: 0.81%; 2002: 0.82%; 2001: 0.81%; 2000: 0.83%; 1999: 0.83%.

LEGG MASON INCOME TRUST, INC.

The following additional information about the funds is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about each fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each bond fund's performance during its last fiscal year.

TO  REQUEST  THE  SAI  OR  ANY  REPORTS  TO  SHAREHOLDERS,  OR  TO  OBTAIN  MORE
INFORMATION:
o    call toll-free 1-800-822-5544
o    visit us on the Internet via www.leggmasonfunds.com
o    write to us at:  Legg Mason Funds Investor Services
                      100 Light Street, P.O. Box 17023
                      Baltimore, Maryland 21297-0356

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



LMF-025                                                SEC File Number 811-05029

Legg Mason Income Trust, Inc.

INSTITUTIONAL CLASS SHARES
________________________________________________________________________________




LEGG MASON LIMITED DURATION BOND PORTFOLIO
LEGG MASON INVESTMENT GRADE INCOME PORTFOLIO
LEGG MASON HIGH YIELD PORTFOLIO





                         INSTITUTIONAL CLASS PROSPECTUS

                                   May 1, 2004


                             Amended August 31, 2004

                                     [logo]







As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S
--------------------------------------------------------------------------------



About the Funds:
---------------


      1     Investment objectives and policies

      4     Principal risks

      8     Performance

      12    Fees and expenses of the funds

      14    Management



About Your Investment:
---------------------

      15    How to invest

      17    How to sell your shares

      19    Account policies

      21    Services for investors


      23    Distributions and taxes

      26    Financial highlights

[ICON] I N V E S T M E N T  O B J E C T I V E S  A N D  P O L I C I E S

This prospectus describes three series of Legg Mason Income Trust, Inc. ("Income Trust"), Legg Mason Limited Duration Bond Portfolio ("Limited Duration"), Legg Mason Investment Grade Income Portfolio ("Investment Grade") and Legg Mason High Yield Portfolio ("High Yield").

Western Asset Management Company ("Western Asset" or "Adviser") is the funds' investment adviser. Western Asset's approach in managing these three funds revolves around an investment outlook developed by its Investment Strategy Group, a team of senior professionals that meets at least twice a week to review developments in the economy and the markets. Based on their consensus view of the economic outlook for the following six months, this group arrives at a recommended portfolio structure, including targets for duration, yield curve exposure and sector allocation. Western Asset's Portfolio Management Group implements the strategy in a manner consistent with the investment policies of each fund, using information on the relative credit strength, liquidity, issue structure, event risk, covenant protection and market valuation of available securities. Each fund is managed in accordance with the investment objective and policies described below.

LIMITED DURATION BOND PORTFOLIO

INVESTMENT OBJECTIVE: Maximize total return, consistent with prudent investment management by investing to obtain the specified average duration.


PRINCIPAL INVESTMENT STRATEGIES: The fund invests in a portfolio of U.S. dollar-denominated debt and fixed-income securities. Under normal market conditions, the fund will invest at least 80% of its net assets in debt and fixed-income securities. The fund currently anticipates that all securities it purchases will be investment grade, I.E., rated at the time of investment
BBB/Baa or higher by at least one nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, determined by the Adviser to be of comparable quality.

The fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate obligations ("corporate obligations" include bonds and other debt securities, preferred stock, convertible securities, zero coupon securities and pay-in-kind securities); inflation-indexed securities; mortgage- and other asset-backed securities; U.S. dollar-denominated obligations of non-U.S. issuers, including obligations of foreign governments, international agencies or supranational organizations; U.S. dollar-denominated fixed-income securities of non-governmental domestic or foreign issuers; municipal obligations; variable and floating rate debt securities; commercial paper and other short-term investments; certificates of deposit, time deposits and bankers' acceptances; loan participations and assignments; structured notes; and repurchase agreements. The fund may invest up to 25% of its total assets in the securities of foreign issuers.





The fund may also invest up to 20% of its net assets in non-debt securities, including common stock or warrants received as the result of an exchange or tender of fixed-income securities; invest in derivatives such as futures, options and swaps for both hedging and non-hedging purposes, including for purposes of enhancing returns; buy or sell securities on a forward commitment basis; and engage in reverse repurchase agreements.


The fund may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses, and may increase taxes payable by shareholders.


"Duration" refers to the range within which the average modified duration of the fund is expected to fluctuate. Modified duration measures the expected sensitivity of a security's market price to changes in interest rates, taking into account the effects of the security's structural complexities. The average modified duration of the fund will range within 25% of the duration of the Merrill Lynch 1-3 Year Treasury Index. Over the past three years, the duration of this index has ranged between 1.49 and 1.79 years. There is, of course, no assurance that it will remain within those limits in the future. The Adviser may vary the duration of the fund in response to its expectation regarding interest rates. If the Adviser expects interest rates to rise, which would negatively impact the value of the fund's fixed-income investments, the Adviser may decrease the duration of the fund. Conversely, if the Adviser expects interest rates to fall, the Adviser may increase the duration of the fund.


For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar-denominated money market instruments and repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

INVESTMENT GRADE INCOME PORTFOLIO

INVESTMENT OBJECTIVE: high level of current income through investment in a diversified portfolio of debt securities.

PRINCIPAL INVESTMENT STRATEGIES:


The fund invests primarily in fixed-income securities rated investment grade by at least one nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, determined by the Adviser to be of comparable quality. Although the fund can invest in securities of any maturity, it normally expects to maintain a dollar-weighted average maturity of between five and twenty years.


The fund invests, under normal circumstances, at least 80% of its net assets in the following types of investment grade fixed-income securities:

debt securities that are rated at the time of purchase within the four highest grades assigned by a NRSRO, or unrated securities judged by the Adviser to be of comparable quality;

securities  of,  or  guaranteed  by,  the  U.S.  Government,   its  agencies  or
instrumentalities;

commercial paper and other money market instruments that are rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's at the date of investment or, if unrated by Moody's or S&P, judged by the Adviser to have investment quality comparable to securities with the ratings noted above; bank certificates of deposit; and bankers' acceptances; and

preferred stocks (including step down preferred securities) rated no lower than Baa by Moody's or, if unrated by Moody's, judged by the Adviser to be of comparable quality.

The remainder of the fund's assets, not in excess of 20% of its net assets, may be invested in:

debt securities of issuers that are rated at the time of purchase below Moody's and S&P's four highest grades, commonly known as "junk bonds," but rated B or better by Moody's or S&P, or if unrated by Moody's or S&P, judged by the Adviser to be of comparable quality; and

securities that may be convertible into or exchangeable for, or carry warrants to purchase, common stock or other equity interests.

The fund may invest in U.S. dollar-denominated obligations of foreign governments, international agencies or supranational organizations, and fixed-income securities of non-governmental domestic or foreign issuers consistent with the credit quality guidelines described above. Securities purchased by the fund may be privately placed.

The fund may also engage in reverse repurchase agreements and dollar rolls with respect to the securities in which it primarily invests. In a reverse repurchase agreement, the fund sells a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash and agrees to repurchase the instrument at a specified future date. In a dollar roll transaction, the fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase a substantially similar (same type coupon and maturity) security at an agreed upon future time. When engaging in such transactions, the fund will "cover" the future obligations by segregating an amount of cash or liquid portfolio securities at least equal in value to such obligations. Any such transaction that extends for more than seven days may be considered illiquid and, if so, would be subject to the fund's limit on investments in illiquid securities of 15% of net assets. In addition, the fund may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar denominated money market instruments and repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

HIGH YIELD PORTFOLIO

INVESTMENT   OBJECTIVES:   high  current   income  and,   secondarily,   capital
appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


The fund invests, under normal circumstances, at least 80% of its net assets in high yield, fixed-income securities, commonly known as "junk bonds." Such securities include, but are not limited to: foreign and domestic debt securities of corporations and other issuers, preferred stocks, convertible securities, zero coupon securities, deferred interest securities, mortgage-backed securities, asset-backed securities, commercial paper and obligations issued or guaranteed by foreign governments or any of their respective political subdivisions, agencies or instrumentalities, including repurchase agreements secured by such instruments. The fund can invest in securities of any maturity and may change its average maturity based on the adviser's outlook for the market.


The fund's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the fund or are acquired as part of a unit consisting of a combination of fixed-income securities and equity investments. The remaining assets may also be invested in fixed-income securities rated BBB or above by S&P or Baa or above by Moody's, securities comparably rated by another NRSRO, or unrated securities deemed by the Adviser to be of equivalent quality to a rated security.

The fund may invest up to 25% of its total assets in private placement securities. This limitation does not apply to securities purchased pursuant to Rule 144A. The fund may not invest more than 15% of its net assets in illiquid securities.

The fund may invest up to 25% of its total assets in securities denominated in foreign currencies, including securities of issuers based in emerging markets.

For temporary defensive purposes or pending investment, the fund may invest without limit in cash, U.S. dollar denominated money market instruments and repurchase agreements. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

                                    * * * * *


Each fund's investment objective is non-fundamental and may be changed by Income Trust's Board of Directors without shareholder approval. If a fund changes its policy to invest at least 80% of its net assets in the type of securities suggested by its name (as described above), it will provide shareholders at least 60 days' written notice.

[ICON] P R I N C I P A L  R I S K S

IN GENERAL:

There is no assurance that a fund will meet its investment objective; investors could lose money by investing in a fund. As with all mutual funds, an investment in any of these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise stated, the following risks apply to each of the funds:

DEBT SECURITIES:

Debt securities are subject to interest rate risk, which is the possibility that the rates of interest income generated by a fund's fixed-income investments may decline due to a decrease in market interest rates and the market prices of a fund's fixed-income investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed-income security, the greater is the effect on its value when rates increase.

Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions generally reduce the effect of market interest rates on the value of the security, but mean that declines in market interest rates are reflected more quickly in a fund's holdings than they would be if a fund held fixed rate securities. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Debt securities are also subject to credit risk, I.E., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which a fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Not all securities are rated. In the event that NRSROs assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time.

Moody's considers debt securities rated Baa to have speculative characteristics. Debt securities rated below Baa/BBB are deemed by NRSROs to be speculative and may involve major risk of exposure to adverse conditions.

High Yield may invest in securities rated as low as C by Moody's or D by S&P. These ratings indicate that the securities are highly speculative and may be in default or in danger of default as to principal and interest. Therefore, High Yield is subject to credit risk to a greater extent than the other funds.

The continued holding of securities downgraded below investment grade or, if unrated, determined by the Adviser to be of comparable quality, will be evaluated by the Adviser on a case-by-case basis.

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations such as Government National Mortgage Association participation certificates are backed by the full faith and credit of the U.S. Treasury. However, obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

CALL RISK:

Many fixed-income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed-income securities experience when rates decline. Furthermore, the funds most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

SPECIAL RISKS OF HIGH YIELD SECURITIES:

Securities rated below Baa/BBB are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer, than are higher-rated securities. These securities may be less liquid than higher-rated securities, which means a fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a daily price. These securities constitute the primary focus of High Yield. Investment Grade can invest in these securities to a limited extent.

SPECIAL RISKS OF MORTGAGE-BACKED SECURITIES:

Mortgage-backed securities represent an interest in a pool of mortgages. When market interest rates decline, more mortgages are refinanced, and mortgage-backed securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. The effect on a fund's return is similar to that discussed above for call risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed-income securities, potentially increasing the volatility of a fund that holds them.

Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and
receivables  from  credit  card   agreements.   The  ability  of  an  issuer  of
asset-backed securities to enforce its security interest in the underlying assets may be limited. Asset-backed securities are subject to many of the same risks as mortgage-backed securities.

At times, some of the mortgage-backed and asset-backed securities in which a fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium. Unscheduled prepayments, which are made at par, will cause a fund to experience a loss equal to any unamortized premium.

LEVERAGING RISK:

When a fund is borrowing money or otherwise leveraging its portfolio, the value of an investment in a fund will be more volatile and all other risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's holdings. A fund may take on borrowing risk or leveraging risks by using reverse repurchase agreements, dollar rolls or borrowings, by investing collateral from loans of portfolio securities, through the use of when-issued, delayed-delivery or forward commitment transactions or by using other derivatives. The use of leverage may also cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

DERIVATIVES RISK:

A fund may engage in a variety of transactions using "derivatives," such as futures, options, warrants and swaps. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indexes or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as "over the counter" derivatives). A fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the Adviser has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to a fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, a fund will depend on the Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to a fund. A fund's use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund's derivatives positions. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to a fund.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. As another example, if a fund agrees to exchange fixed rate payments for variable rate payments, the swap agreement would tend to decrease the fund's exposure to market interest rates on the value of the security.

FOREIGN SECURITIES RISK

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. The values of foreign securities are subject to economic and political developments in the countries and regions where the companies operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country. In general, less information is publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Even where a security is backed by the full faith and credit of a foreign government, it may be difficult for the fund to pursue its rights against a foreign government in that country's courts. Some foreign governments have defaulted on principal and interest payments. In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Many of these risks are greater when investing in emerging markets.

Investment in securities denominated in foreign currencies may involve currency conversion costs, and may be affected favorably or unfavorably by changes in the rates of exchange between those currencies and the U.S. dollar. Currency exchange rates can be volatile and affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled.

HEDGING RISK

The decision as to whether and to what extent a fund will engage in hedging transactions to hedge against such risks as credit risk, market risk and currency exchange rate risk will depend on a number of factors, including prevailing market conditions, the composition of a fund and the availability of suitable transactions. Accordingly, there can be no assurance that a fund will engage in hedging transactions at any given time or from time to time or that any such strategies, if used, will be successful. Hedging transactions involve costs and may result in losses.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to sell. A fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk. Each fund may invest up to 15% of its assets in illiquid securities.

TURNOVER

The investment strategies employed by the funds often involve high turnover rates. Therefore, under certain market conditions a fund's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. High portfolio turnover rates, generally defined as annual rates above 100%, are likely to result in higher brokerage commissions or other transaction costs and could give rise to a greater amount of taxable capital gains.

[ICON]  P E R F O R M A N C E

The information below provides an indication of the risks of investing in a fund by showing changes in its performance from year to year and by showing how a fund's average annual returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions, if any. Historical performance of a fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

LIMITED DURATION - INSTITUTIONAL CLASS SHARES*


   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES)(%):

----------------------------------------------------------------------------
  1995     1996    1997    1998     1999    2000    2001    2002     2003
----------------------------------------------------------------------------
  14.43    5.09    7.47    7.14     0.04    10.64   6.29    8.35     1.71
----------------------------------------------------------------------------


                      DURING THE PAST NINE CALENDAR YEARS:*

--------------------------------------------------------------------------------
                                  QUARTER ENDED              TOTAL RETURN
--------------------------------------------------------------------------------
BEST QUARTER:                     June 30, 1995                  4.90%
--------------------------------------------------------------------------------
WORST QUARTER:                    June 30, 1999                 (1.01)%
--------------------------------------------------------------------------------


*Prior to August 31, 2004, the fund was known as Legg Mason U.S. Government Intermediate-Term Portfolio ("Government Intermediate") and followed a policy of investing at least 80% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or repurchase agreements secured by such investments, with a dollar-weighted average portfolio maturity between three and ten years. The performance shown is that of the fund prior to such change and might have been better or worse had the fund been managed in accordance with its current objective, policies and strategies.

The investment objective, policies and strategies of the fund are substantially similar in all material respects to an existing mutual fund that is managed by the Adviser. Please see "Related Performance" for information on the performance of this fund.

                          AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003:

-------------------------------------------------------------------------
LIMITED DURATION -                1 YEAR       5 YEARS    LIFE OF CLASS
INSTITUTIONAL CLASS
-------------------------------------------------------------------------
Return Before Taxes                1.71%        5.33%        6.72%(a)

-------------------------------------------------------------------------
Return After Taxes on              0.63%        3.27%        4.41%(a)
Distributions
-------------------------------------------------------------------------
Return After Taxes on              1.13%        3.25%        4.29%(a)
Distributions and Sale of Fund
Shares
-------------------------------------------------------------------------
Lehman Brothers Intermediate
Government Bond Index              2.29%        6.18%        7.22%(b)
(Reflects no deduction for
fees, expenses, or taxes) (c)
-------------------------------------------------------------------------
Merrill Lynch 1-3 Year
Treasury Index (reflects no        1.90%        5.37%        6.23%(b)
deduction for fees, expenses
or taxes) (d)
-------------------------------------------------------------------------

(a) December 1, 1994 (commencement of operations) to December 31, 2003.
(b) November 30, 1994 to December 31, 2003.
(c) The Lehman Brothers Intermediate Government Bond Index is a total return index consisting of investment grade corporate debt issues as well as U.S. government securities. The debt issues all maintain maturities within a range of 1 to 10 years.
(d) The Merrill Lynch 1-3 Year Treasury Index is a total rate of return index based on daily closing prices and consisting of Treasury bills with a maturity of one to three years.

The fund changed its  comparative  index from the Lehman  Brothers  Intermediate
Government Index to the Merrill Lynch 1-3 Year Treasury Index because the Merrill Lynch 1-3 Year Treasury Index is more representative of the types of securities in which the fund invests in accordance with its new investment objective, policies and strategies.

INVESTMENT GRADE - INSTITUTIONAL CLASS SHARES


   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES)(%):

       -------------------------------------------------------------------
         1996     1997    1998    1999    2000     2001    2002    2003
       -------------------------------------------------------------------
         4.88    10.95    7.57   (0.33)   9.63     8.16    9.38    10.71
       -------------------------------------------------------------------


                      DURING THE PAST EIGHT CALENDAR YEARS:

--------------------------------------------------------------------------------
                                  QUARTER ENDED              TOTAL RETURN
--------------------------------------------------------------------------------
Best quarter:                     June 30, 2003                  6.24%
--------------------------------------------------------------------------------
Worst quarter:                    March 31, 1996                (1.41)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003:

-------------------------------------------------------------------------------
INVESTMENT GRADE-INSTITUTIONAL CLASS 1 YEAR         5 YEAR       LIFE OF CLASS
CLASS
-------------------------------------------------------------------------------
Return Before Taxes                  10.71%         7.43%           7.59%

-------------------------------------------------------------------------------
Return After Taxes on                8.62%          4.82%           4.86%
Distributions
-------------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of Fund       7.06%          4.69%           4.76%
Shares
-------------------------------------------------------------------------------
Lehman Brothers Credit Bond
Index (reflects no deduction         6.91%          7.22%           7.17%
for fees, expenses or taxes) (c)
-------------------------------------------------------------------------------

(a) December 1, 1995 (commencement of operations) to December 31, 2003.
(b) November 30, 1995 to December 31, 2003.
(c) The Lehman Brothers Credit Bond Index includes all publicly issued, fixed rate, non-convertible, investment grade, domestic corporate debt. It also includes Yankee bonds, which are dollar-denominated, SEC-registered public, non-convertible debt issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies, and international agencies.

HIGH YIELD - INSTITUTIONAL CLASS SHARES

   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES)(%):

                ----------------------------------------
                  2000      2001      2002      2003
                ----------------------------------------
                 (15.99)    (0.06)    (5.00)    23.54
                ----------------------------------------


                      DURING THE PAST FOUR CALENDAR YEARS:

             ---------------------------------------------------------
                                  QUARTER ENDED       TOTAL RETURN
             ---------------------------------------------------------
             BEST QUARTER:        June 30, 2003          7.98%
             ---------------------------------------------------------
             WORST QUARTER:     December 31, 2000       (10.22)%
             ---------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003:

--------------------------------------------------------------------------
HIGH YIELD - INSTITUTIONAL CLASS         1 YEAR          LIFE OF CLASS
--------------------------------------------------------------------------
Return Before Taxes                      23.54%            0.00%(a)
--------------------------------------------------------------------------
Return      After     Taxes     on       20.32%           (4.09)%(a)
Distributions
--------------------------------------------------------------------------
Return After Taxes on
Distributions and Sale of Fund           15.16%           (2.48)%(a)
Shares
--------------------------------------------------------------------------
Lehman High Yield Index (reflects
no deduction for fees, expenses          28.97%            4.26%(b)
or taxes) (c)
--------------------------------------------------------------------------


(a) May 5, 1998 (commencement of operations) to December 31, 2003. However, for the period January 29, 1999 through March 7, 1999, there were no assets in the Institutional Class of the fund.


(b) April 30, 1998 to December 31, 2003.

(c) The Lehman High Yield Index is a market value-weighted index that tracks the daily price, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and nonconvertible debt registered with the Securities and Exchange Commission.

***** After-tax returns shown in the preceding tables are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[ICON]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you may incur directly or indirectly as an investor in a fund. Each fund pays operating expenses directly out of its assets thereby lowering that fund's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.


                         ANNUAL FUND OPERATING EXPENSES
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

  -----------------------------------------------------------------------------
                       LIMITED DURATION   INVESTMENT GRADE       HIGH YIELD
  -----------------------------------------------------------------------------
  Management Fees         0.45% (a)          0.60% (b)             0.65%

  -----------------------------------------------------------------------------
  Other Expenses            0.13%              0.18%               0.20%

  -----------------------------------------------------------------------------
  Total Annual Fund
  Operating Expenses        0.58%              0.78%               0.85%
  -----------------------------------------------------------------------------
  Contractual Fee Waiver    0.08%               N/A                 N/A
  -----------------------------------------------------------------------------
  Net Expenses              0.50%               N/A                 N/A
  -----------------------------------------------------------------------------

   (a) The manager has contractually agreed to waive fees so that Institutional Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed 0.50% of average daily net assets attributable to Institutional Class shares during any month for Limited Duration. This waiver will remain in effect until April 30, 2005. Pursuant to an agreement approved by the Board, the fund has agreed to repay the manager for waived fees and reimbursed expenses provided that payment does not cause the Institutional Class operating expenses to exceed 0.50% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

   (b) The manager currently intends to voluntarily waive fees so that Institutional Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed 0.50% of average daily net assets attributable to Institutional Class shares during any month for Investment Grade. This voluntary waiver is currently expected to continue until April 30, 2005, but may be terminated at any time. With this waiver, Investment Grade's management fee and total annual fund operating expenses for the fiscal year ended December 31, 2003, were 0.32% and 0.50%.

EXAMPLE:

This example helps you compare the cost of investing in a fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in a fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above (including the effect of any contractual fee waiver for the specified period), and (3) you redeem all of your shares at the end of the time periods shown.

           ------------------------------------------------------------
                            1 YEAR     3 YEARS    5 YEARS   10 YEARS

           ------------------------------------------------------------
              LIMITED
              DURATION       $51        $175       $313       $718
           ------------------------------------------------------------
             INVESTMENT
               GRADE         $80        $249       $433       $966
           ------------------------------------------------------------
             HIGH YIELD
                             $87        $271       $471      $1,049
           ------------------------------------------------------------

[ICON] M A N A G E M E N T

MANAGEMENT AND ADVISER:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the funds' manager. As manager, LMFA is responsible for the non-investment affairs of the funds, providing office space and administrative staff for the funds and directing all matters related to the operation of the funds. LMFA has been registered as an investment adviser since 1982.

LMFA has delegated certain advisory responsibilities to Western Asset, 385 East Colorado Boulevard, Pasadena, California 91101. As Adviser, Western Asset is responsible for the investment management of the funds, including the responsibility for making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $119 billion as of December 31, 2003. An investment committee is responsible for the day-to-day management of each fund.


For its services during the fiscal year ended December 31, 2003, each fund paid LMFA the following percentage of its average daily net assets after the effect of any waiver of fees:

              ------------------------------------------------------
              LIMITED DURATION*                     0.34%
              ------------------------------------------------------
              INVESTMENT GRADE                      0.32%
              ------------------------------------------------------
              HIGH YIELD                            0.65%
              ------------------------------------------------------

For its services during the fiscal year ended December 31, 2003, LMFA paid Western Asset a fee equal to the following percentage of each fund's average daily net assets (net of any waivers) as follows:

              ------------------------------------------------------
              LIMITED DURATION*                     0.20%
              ------------------------------------------------------
              INVESTMENT GRADE                      0.13%
              ------------------------------------------------------
              HIGH YIELD                            0.50%
              ------------------------------------------------------

* On May 13, 2004, the Directors approved a change to the investment objective, policies and strategies of Limited Duration. The Directors also approved a decrease in the fund's management fee from 0.55% to 0.45%.

DISTRIBUTOR OF THE FUNDS' SHARES:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes each fund's shares under separate Underwriting Agreements. Each Underwriting Agreement obligates Legg Mason to pay certain expenses for offering fund shares, including compensation to financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the funds' expense), supplementary sales literature and advertising materials.

Legg Mason and LMFA may pay  non-affiliated  entities out of their own assets to
support  the  distribution  of   Institutional   Class  shares  and  shareholder
servicing.

LMFA, Western Asset and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[ICON] H O W  T O  I N V E S T

Institutional Class shares are currently offered for sale only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in a fund. Institutional Class shares are also offered to the Legg Mason Core4College 529 Plan, a college savings vehicle. In addition, Institutional Class shares are offered to institutional clients of Legg Mason Trust, fsb for which the trust company exercises discretionary investment management responsibility and accounts of the customers with such institutional clients ("Customers").

Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution. Institutions may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Prior to or concurrent with the initial purchase of Institutional Class shares, each investor must open an account for the fund by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or Boston Financial Data Services ("BFDS" or the "Transfer Agent") before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. The funds are open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open.

Certain institutions that have agreements with Legg Mason or the funds may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. It is the institution's responsibility to transmit your order to the funds in a timely fashion.

Purchases of Institutional Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the funds' custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [Insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the Adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund in question. Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase fund shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. The Adviser, on behalf of a fund, has full discretion to accept or reject any appropriate securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the Adviser or the fund.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.

Shares of the funds may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect a fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

Each fund offers two classes of shares: Primary Class shares and Institutional Class shares. Each class is subject to different expenses and a different sales charge structure. Primary class shares are offered through a separate prospectus.

Shares of a fund may not be available for sale in certain states. Prospective investors should inquire as to whether shares of a particular fund are available for sale in their state of residence.

ACCOUNT REGISTRATION CHANGES:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[ICON]  H O W  T O  S E L L  Y O U R  S H A R E S

Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by calling 1-888-425-6432, or (3) by wire communication with the Transfer Agent. In each case, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedures to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or wire order that Legg Mason Institutional Funds reasonably believes to be genuine. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. Customers of institutional clients may redeem only in accordance with instructions and limitations pertaining to their account at the institution.

Upon receipt of a request for redemption as described below (a request "in good order") before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem fund shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

Requests for redemption should indicate:

    1. the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

    2. the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

    3. proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

    4. the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in good order. Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check has cleared.

Each fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive illiquid securities.

SIGNATURE GUARANTEE:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). Each fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. Any fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

Remitting redemption proceeds to any person, address or bank account not on record.

Making changes to the account registration after the account has been opened.

Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.

[ICON]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Institutional Class share is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate each fund's Institutional Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. Each fund's securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A fund may use fair value pricing instead of market quotations to value one or more securities if the fund believes that, because of special circumstances, doing so would more accurately reflect the prices the fund expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the Adviser to be the primary market. Foreign currency exchange rates are determined prior to the close of trading on the Exchange, generally, 2:00 p.m. Eastern time with respect to portfolio securities. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values.

To the extent that a fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.

Certain accounts for which the minimum investable assets requirement and/or the minimum investment amount has been waived may have their shares automatically redeemed upon 60 days notice if the account balance falls below $500. If your account falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. A fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the funds to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Each fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, because the funds are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the securities markets, each fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice when the fund detects a pattern of excessive trading. Although shareholder transactions are monitored for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

Each fund also reserves the right to:

   o  suspend the offering of shares for a period of time;

   o redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (I.E., in a manner such as to render the shareholder ineligible to purchase shares of the fund);

   o waive the minimum investable assets requirement or the minimum initial investment for certain investors; and

   o delay sending out redemption proceeds for up to seven days if, in the judgment of the adviser, the fund could be adversely affected by immediate payment. A fund may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940. [ICON] S E R V I C E S F O R I N V E S T O R S

CONFIRMATIONS AND ACCOUNT STATEMENTS:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the institutional client and reflected in its regular account statements.

EXCHANGE PRIVILEGE:

Institutional Class shares of a fund may be exchanged for shares of Legg Mason Cash Reserve Trust or for Institutional Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence, the investor meets the eligibility criteria and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. An exchange of a fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

Each fund reserves the right to terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some institutional clients and retirement plan administrators may not offer the Institutional Class shares of all Legg Mason Funds for exchange.

[ICON] D I S T R I B U T I O N S  A N D  T A X E S

Limited  Duration  and  Investment  Grade  declare   dividends  from  their  net
investment income, if any, daily and pay them monthly. High Yield declares and pays such dividends, if any, monthly.

Each fund declares and pays dividends from the excess of net short-term capital gain over net long-term capital loss and distributes substantially all net capital gain (i.e., the excess of any net long-term capital gain over net short-term capital loss) and, in the case of High Yield, net realized gains from foreign currency transactions, annually in December. A second distribution may be necessary in some years to avoid imposition of federal excise tax. There is no assurance that a fund will realize any capital gain in a given year.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of a fund. Dividends from investment company taxable income (which includes net investment income, the excess of net short-term capital gain over net long-term capital loss and, in the case of High Yield, net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) are taxable as ordinary income; except that the part of the dividends that is "qualified dividend income" (I.E., dividends on stock of U.S. corporations and certain foreign corporations with respect to which a fund satisfies certain holding period, debt-financing and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of a fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A fund's dividend and interest income on, and gains it realizes from disposition of foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the distributing fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify Legg Mason Institutional Funds at least ten days before the next distribution is to be paid.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

As required by law, each fund will withhold 28% of all dividends and each fund will withhold 28% of all capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. Each fund is also required to withhold 28% of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

RELATED PERFORMANCE

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO


Since August 31, 2004, Limited Duration has had an investment objective and investment strategy that are substantially similar in all material respects to those of Western Asset Limited Duration Bond Portfolio, an existing fund that is also managed by the Adviser.


The Adviser began managing Western Asset Limited Duration Bond Portfolio on October 1, 2003 and its asset size as of December 31, 2003 was approximately $27 million.

Below you will find information about the prior performance of Western Asset Limited Duration Bond Portfolio. Western Asset Limited Duration Bond Portfolio has lower expenses and is sold through different distribution channels than Limited Duration. Returns (before and after taxes) are based on past results and are not an indication of future performance.

The performance of Western Asset Limited Duration Bond Portfolio does not represent the past performance of Limited Duration and is not an indication of the future performance of Limited Duration. You should not assume that Limited Duration will have the same performance as Western Asset Limited Duration Bond Portfolio. The performance of Limited Duration may be better or worse than the performance of Western Asset Limited Duration Bond Portfolio due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the fund and Western Asset Limited Duration Bond Portfolio. Institutional Class shares of the fund have higher total expenses than Western Asset Limited Duration Bond Portfolio, which would have resulted in lower performance if Limited Duration's Institutional Class expenses had been applied to the performance of Western Asset Limited Duration Bond Portfolio.

The following information illustrates the changes in the performance of the Institutional Class of Western Asset Limited Duration Bond Portfolio from year to year, and compares that performance to the performance of a market index over various periods of time.

WESTERN ASSET LIMITED DURATION BOND PORTFOLIO - INSTITUTIONAL CLASS


30-Day Yield as of June 30, 2004: 1.92%


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2004:


  -----------------------------------------------------------------------------
  Western Asset Limited Duration Bond Portfolio-Institutional    SINCE INCEPTION
  Class                                                              10/1/03
  -----------------------------------------------------------------------------
  Return Before Taxes                                                   0.78%
  -----------------------------------------------------------------------------
  Return After Taxes on Distributions                                   0.29%
  -----------------------------------------------------------------------------
  Return after Taxes on Distributions and Sale of Fund Shares           0.51%
  -----------------------------------------------------------------------------
  Merrill Lynch 1-3 Year Treasury Index (reflects no deduction          0.08%**
  or fees, expenses or taxes)*
  -----------------------------------------------------------------------------


* THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX IS A TOTAL RATE OF RETURN INDEX CONSISTING OF TREASURY BILLS WITH A MATURITY OF ONE TO THREE YEARS BASED ON DAILY CLOSING PRICES. THE INDEX DOES NOT INCUR FEES AND EXPENSES AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS.


**    THE RATE OF RETURN FOR THE MERRILL  LYNCH 1-3 YEAR  TREASURY  INDEX IS FOR
THE PERIOD SEPTEMBER 30, 2003 TO JUNE 30, 2004.

If the Adviser had not waived certain fund expenses during these periods, Western Asset Limited Duration Bond Portfolio's returns would have been lower.


After-tax returns for Western Asset Limited Duration Bond Portfolio are calculated using the historical highest individual federal marginal income tax rate for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


WESTERN ASSET LIMITED DURATION COMPOSITE

The Adviser also manages other registered funds and separate accounts with investment objectives, policies and strategies that are substantially similar to Limited Duration. Below you will find information about the prior performance of the Western Asset Limited Duration Composite. The Western Asset Limited Duration Composite consists of funds and separate accounts that invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in U.S. dollars. The Western Asset Limited Duration Composite includes the performance of the Western Asset Limited Duration Bond Portfolio. The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the Western Asset Limited Duration Composite.

The performance of Western Asset Limited Duration Composite does not represent the past performance of Limited Duration and is not an indication of the future performance of Limited Duration. You should not assume that Limited Duration will have the same performance as Western Asset Limited Duration Composite. The performance of Limited Duration may be better or worse than the performance of Western Asset Limited Duration Composite due to, among other things, differences in portfolio holdings, sales charges, expenses, asset sizes, and cash flows between Limited Duration and the funds and separate accounts in the Western Asset Limited Duration Composite. The separate accounts in the Western Asset Limited Duration Composite generally have lower expenses and are sold through different distribution channels than the fund.

The following information illustrates the changes in the performance of the Western Asset Limited Duration Composite from year to year, and compares that performance to the performance of a market index over various periods of time. The performance information shown below reflects the expenses of the funds and separate accounts that comprise the Western Asset Limited Duration Composite.

WESTERN ASSET LIMITED DURATION COMPOSITE
CALENDAR YEAR TOTAL RETURNS (%)

--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------
  2.55    11.42   6.01    7.44    6.29    3.16    8.52    7.68    5.57    4.49
--------------------------------------------------------------------------------

Best quarter:     March 31, 1995          3.45%
Worst quarter:    March 31, 1994          0.12%

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2003:

--------------------------------------------------------------------------------
Western Asset Limited Duration Composite   1 YEAR       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                        4.49%         5.86%         6.28%
--------------------------------------------------------------------------------
Return After Taxes on Distributions         N/A           N/A          N/A
--------------------------------------------------------------------------------
Return after Taxes on Distributions         N/A           N/A          N/A
and Sale of Fund Shares
--------------------------------------------------------------------------------
Merrill Lynch 1-3 Year Treasury Index      1.90%         5.37%        5.68%
(reflects no deduction for fees,
expenses or taxes)*
--------------------------------------------------------------------------------

[ICON] F I N A N C I A L  H I G H L I G H T S


The financial highlights table is intended to help you understand each fund's financial performance for the past five years or since inception. Certain information reflects financial results for a single fund share. Total return represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and other distributions. This information has been audited by the funds' independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report for these funds. The funds' annual report is available upon request by calling toll-free 1-888-425-6432.

LEGG MASON LIMITED DURATION BOND PORTFOLIO - INSTITUTIONAL CLASS*

                                         Years Ended December 31,
                              --------------------------------------------------

                                   2003     2002      2001      2000     1999
--------------------------------------------------------------------------------
Net asset value,
  beginning of year             $10.70   $10.32    $10.27    $9.92    $10.51
Investment operations:
  Net investment income            .32(B)   .46(B)    .58(B)   .67(B)    .59(B)
  Net realized and  unrealized
   gain/(loss) on investments,
   options and futures            (.14)     .38       .05      .35      (.59)
                               -------------------------------------------------
  Total from investment
   operations                      .18      .84       .63     1.02      ---
                               -------------------------------------------------
Distributions:
  From net investment
  income                          (.33)    (.46)     (.58)    (.67)     (.59)
                               -------------------------------------------------
  Total distributions             (.33)    (.46)     (.58)    (.67)     (.59)
                               -------------------------------------------------
Net asset value,
  end of year                   $10.55   $10.70    $10.32   $10.27     $9.92
                               -------------------------------------------------
Ratios/supplemental data:
  Total return                    1.71%    8.35%     6.30%   10.64%      .04%
  Expenses to average net
   assets                         0.46%(B)  .47%(B)   .46%(B)   .46%(B)  .47%(B)
  Net investment income
   to average net assets          3.03%(B) 4.38%(B)  5.63%(B)  6.66%(B) 5.84%(B)
  Portfolio turnover rate          487%     204%      535%      248%     979%
  Net assets, end of year
   (in thousands)                $7,740   $9,485    $7,221    $6,723    $9,076
--------------------------------------------------------------------------------
* On August 31, 2004, Limited Duration changed its investment objective, policies, strategies and management fee. The financial highlights shown are those of Limited Duration prior to such change.
(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 0.68%; 2002, 0.66%; 2001, 0.63%; 2000, 0.65%; and 1999, 0.66%.

LEGG MASON INVESTMENT GRADE INCOME PORTFOLIO - INSTITUTIONAL CLASS
                                        Years Ended December 31,
                          ------------------------------------------------------

                                   2003     2002      2001     2000    1999
--------------------------------------------------------------------------------
Net asset value,
  beginning of year               $10.43   $10.11   $ 9.97    $9.79   $10.52
Investment operations:
  Net investment income              .55(B    .59(B)   .66(B)   .71(B)   .66(B)
  Net realized and unrealized
   gain/(loss) on investments,
   options and futures               .53      .31      .14      .19     (.70)
                                ------------------------------------------------
  Total from investment
   operations                       1.08      .90      .80      .90     (.04)
                                ------------------------------------------------
Distributions:
  From net investment
  income                            (.55)    (.58)    (.66)    (.72)    (.66)
  Tax return of capital              ---      ---      ---      ---      ---
  From net realized gain
  on investments                    (.07)     ---      ---      ---     (.03)
                                ------------------------------------------------
  Total distributions               (.62)    (.58)    (.66)    (.72)    (.69)
                                ------------------------------------------------
Net asset value,
  end of year                     $10.89   $10.43   $10.11    $9.97   $ 9.79
                                ------------------------------------------------
Ratios/supplemental data:
  Total return                     10.71%    9.38%    8.16%    9.63%    (.33)%
  Expenses to average net
   assets                            .50%(B)  .48%(B)  .47%(B)  .48%(B)  .46%(B)
  Net investment income
   to average net assets            5.13%(B) 5.85%(B) 6.50%(B) 7.32%(B) 6.59%(B)
  Portfolio turnover rate             78%     131%     131%      94%      145%
Net assets, end of year
  (in thousands)                   $5,895   $2,836   $1,424     $839      $238
--------------------------------------------------------------------------------

   Net of fees  waived by LMFA for  expenses  in excess of a  voluntary
(B)expense limitation of 0.50%
   until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31,
   2003, 0.78%;  2002, 0.78%; 2001, 0.74%; 2000, 0.79%;
   and 1999, 0.77%.




LEGG MASON HIGH YIELD PORTFOLIO - INSTITUTIONAL CLASS

                                     Years Ended December 31,    Period From   Period
                              ---------------------------------   Mar. 8 to    Ended
                                                                    Dec. 31,   Jan. 28,
                                2003    2002     2001     2000       1999        1999
---------------------------------------------------------------------------------------

Net asset value,
 beginning of year              $7.96   $9.20  $10.18   $14.97      $15.98   $14.67
Investment operations:
 Net investment income            .66     .78    1.01     1.41         .89      .08
 Net realized and  unrealized
  gain/(loss) on
  investments,                   1.15   (1.24)  (1.00)   (3.47)       (.92)     .72
                              ---------------------------------------------------------
 Total from investment
  operations                    1.81    (.46)    .01    (2.06)       (.03)      .80
                              ---------------------------------------------------------
Distributions:
 From net investment income     (.66)   (.78)   (.99)   (1.34)       (.98)     (.04)
 From net realized gain on
 investments                     ---     ---     ---    (1.39)        ---       ---
                              ---------------------------------------------------------
 Total distributions
                                (.66)   (.78)   (.99)   (2.73)       (.98)     (.04)
                              ---------------------------------------------------------
Net asset value,
 end of year                   $9.11   $7.96   $9.20   $10.18      $14.97    $15.43
                              ---------------------------------------------------------

Ratios/supplemental data:
 Total return                  23.54%  (5.00)%  (.06)% (15.99)%      (.20)%(A) 5.47%(A)
 Expenses to average net
  assets                         .85%    .82%    .97%    1.03%        .82%(B)   .81%(B)
 Net investment income/(loss)
  to average net assets         7.78%   9.63%  10.20%   10.98%       7.19%(B)  7.17%(B)
 Portfolio turnover rate         122%     97%    130%     45%          78%(B)   116%(B)
Net assets, end of year
 (in thousands)               $6,434  $2,704   $1,331   $673        $673       $ ---
---------------------------------------------------------------------------------------

(A)Not annualized.
(B)Annualized.

LEGG MASON INCOME TRUST, INC.

The following additional information about the funds is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) -The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about each fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about each fund's investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

TO  REQUEST  THE  SAI  OR  ANY  REPORTS  TO  SHAREHOLDERS,  OR  TO  OBTAIN  MORE
INFORMATION:
o     call toll-free 1-888-425-6432
o     visit us on the Internet via www.lminstitutionalfunds.com
o     write to us at:   Legg Mason Institutional Funds
                        100 Light Street, P.O. Box 17635
                        Baltimore, MD 21297-1635

Information about the funds, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                        SEC File Number 811-5029

                          LEGG MASON INCOME TRUST, INC.

                   LEGG MASON LIMITED DURATION BOND PORTFOLIO
                  LEGG MASON INVESTMENT GRADE INCOME PORTFOLIO
                         LEGG MASON HIGH YIELD PORTFOLIO
                 (PRIMARY CLASS AND INSTITUTIONAL CLASS SHARES)
                            LEGG MASON CORE BOND FUND
                             (PRIMARY CLASS SHARES)
                                       AND
                LEGG MASON U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

                             AMENDED AUGUST 31, 2004

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the funds' Prospectus for Primary Class shares or their Prospectus for Institutional Class shares, (each of which is dated May 1, 2004. Amended August 31, 2004), which have been filed with the Securities and Exchange Commission ("SEC"). The funds' financial statements and the report of their independent accountants are incorporated by reference into (and are therefore legally part of) this SAI from the funds' annual reports to shareholders. A copy of either of the Prospectuses or the annual reports may be obtained without charge from the funds' distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.

                             LEGG MASON WOOD WALKER,
                                  INCORPORATED
________________________________________________________________________________

                                100 Light Street
                                 P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                      (410) 539-0000        (800) 822-5544

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

DESCRIPTION OF THE FUNDS.......................................................1
FUND POLICIES..................................................................1
INVESTMENT STRATEGIES AND RISKS................................................3
ADDITIONAL TAX INFORMATION....................................................26
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................30
VALUATION OF FUND SHARES......................................................33
PERFORMANCE INFORMATION.......................................................35
TAX-DEFERRED QUALIFIED PLANS - Primary Class Shares...........................37
MANAGEMENT OF THE FUNDS.......................................................38
THE FUNDS' INVESTMENT ADVISER AND MANAGER.....................................47
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................51
THE FUNDS' DISTRIBUTOR........................................................53
CAPITAL STOCK INFORMATION.....................................................55
THE FUNDS' CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT...............55
THE CORPORATION'S LEGAL COUNSEL...............................................56
THE CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............56
FINANCIAL STATEMENTS..........................................................56
RATINGS OF SECURITIES........................................................A-1
PROXY VOTING POLICIES........................................................B-1


    -------------------------------------------------------------------------
          No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this SAI in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon
     as  having  been  authorized  by  a  fund  or  its  distributor.   The
     Prospectuses and this SAI do not constitute offerings by the funds or by the distributor in any jurisdiction in which such offerings may not lawfully be made.
    -------------------------------------------------------------------------

                            DESCRIPTION OF THE FUNDS

     Legg Mason Income Trust, Inc. ("Corporation") is a diversified open-end management investment company established as a Maryland corporation on April 28, 1987. Legg Mason Limited Duration Bond Portfolio ("Limited Duration"), Legg Mason Investment Grade Income Portfolio ("Investment Grade"), Legg Mason High Yield Portfolio ("High Yield"), Legg Mason Core Bond Fund ("Core Bond") and Legg Mason U.S. Government Money Market Portfolio ("Government Money Market") are separate series of the Corporation (each, a "fund"). Prior to August 31, 2004, Limited Duration was known as Legg Mason U.S. Government Intermediate-Term Portfolio.

                                  FUND POLICIES

     The following information supplements the information concerning each fund's investment objective, policies and limitations found in the Prospectuses.

     Limited Duration's investment objective is to maximize total return, consistent with prudent investment management by investing to obtain an average modified duration of the fund that will range within 25% of the duration of the Merrill Lynch 1-3 Year Treasury Index. Investment Grade's investment objective is to seek a high level of current income through investment in a diversified portfolio of debt securities. Core Bond's investment objective is to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average modified duration expected to range within 20% of the duration of the domestic bond market as a whole (normally three to six years, although this may vary) as measured by Western Asset Management Company, the fund's investment adviser. High Yield's investment objective is to seek high current income and, secondarily, capital appreciation. Government Money Market's investment objective is to seek high current income consistent with liquidity and conservation of principal. The investment objective of each fund is non-fundamental and may be changed by the Corporation's Board of Directors without shareholder approval upon 60 days' written notice to shareholders.

     Each fund has adopted the following fundamental investment limitations, that cannot be changed except by a vote of its shareholders:

     Each fund may not:

1. Borrow money, except (1) in an amount not exceeding 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls.

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended ("1940 Act"), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests.

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests.

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities.

7. Make any investment if, as a result, the fund's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

     The foregoing fundamental investment limitations may be changed with respect to a fund by "the vote of a majority of the outstanding voting securities" of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or
(b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

     Although not a part of each fund's fundamental investment restriction on concentration, it is the current position of the SEC staff that a fund's investments are concentrated in an industry when 25% or more of the fund's net assets are invested in issuers whose principal business is in that industry.

     Each fund is diversified under the 1940 Act. Although not a part of each fund's fundamental investment restrictions, the 1940 Act currently states that a fund is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the fund's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. Each fund may only change to non-diversified status with the affirmative vote of the fund's shareholders. Government Money Market is also subject to the diversification requirements of Rule 2a-7.

     The following are some of the non-fundamental investment limitations that each fund currently observes:

1. Each fund will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. Each fund may invest up to 15% (10% with respect to Government Money Market) of its net assets in illiquid securities.

3. Each fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments. (High Yield does not intend to make short sales against the box in excess of 5% of its net assets during the coming year).

4. Each fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis or other financial instruments.

     Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectuses or this Statement of Additional Information ("SAI") is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the value of portfolio securities, in the asset value of a fund, or in the number of securities an issuer has outstanding will not be considered to be outside the limitation. Each fund will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain required asset coverage and adequate liquidity.

     Each fund may not change its policy to invest at least 80% of its net assets in the type of securities suggested by its name as described in the prospectus ("Named Investments") unless it provides shareholders with at least 60 days' written notice of such change. For purposes of this limitation, net assets include the amount of any borrowing for investment purposes. Each fund will consider an instrument, including a synthetic instrument, to be a Named Investment if, in the judgment of the Adviser, it has economic characteristics similar to a Named Investment. Such instruments would include, but are not limited to, futures contracts and related options, mortgage-related securities, asset-backed securities, reverse repurchase agreements and dollar rolls.

     Unless otherwise stated, each fund's investment policies and limitations are non-fundamental and may be changed without shareholders' approval.


                         INVESTMENT STRATEGIES AND RISKS

THE FOLLOWING APPLIES TO ALL OF THE FUNDS, UNLESS OTHERWISE INDICATED:

YIELD FACTORS AND RATINGS

     Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of obligations. Investment grade bonds are generally considered to be those bonds rated at the time of purchase within one of the four highest grades assigned by S&P or Moody's. A fund may use these ratings in determining whether to purchase, sell or hold a security. These ratings represent Moody's and S&P's opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, obligations with the same maturity, interest rate and rating may have different market prices. A description of the ratings assigned to corporate debt obligations by S&P and Moody's is included in Appendix A.

     Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. Subsequent to its purchase by a fund, an issue of obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by that fund. The adviser will consider such an event in determining whether a fund (other than Government Money Market) should continue to hold the obligation, but is not required to dispose of it. Government Money Market will consider disposing of the obligation in accordance with Rule 2a-7 under the 1940 Act.

     In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which a fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of interest and principal.

SECURITIES LENDING

     Each fund may lend portfolio securities to brokers or dealers in corporate or government securities (U.S. Government securities only, with respect to Government Money Market), banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund's custodian. During the time the securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. When a fund loans a security to another party, it runs the risk that the other party will default on its obligation, and that the value of the collateral will decline before the fund can dispose of it.

     These loans are subject to termination at the option of the fund or the borrower. Each fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. In the event of the bankruptcy of the other party to a securities loan, a fund could experience delays in recovering the securities lent. To the extent that, in the meantime, the value of the collateral had decreased or the securities that were lent increased, a fund could experience a loss.

     Each fund will enter into securities loan transactions only with financial institutions which the adviser believes to present minimal risk of default during the term of the loan. Each fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. Each fund presently does not intend to loan more than 5% of its portfolio securities at any given time.

REPURCHASE AGREEMENTS

     When cash is temporarily available, or for temporary defensive purposes, each fund may invest without limit in repurchase agreements and U.S. dollar denominated money market instruments. A repurchase agreement is an agreement under which either U.S. Government obligations or other high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for each fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Each fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The funds will enter into repurchase agreements only with financial institutions determined by each fund's adviser to present minimal risk of default during the term of the agreement.

     Repurchase agreements are usually for a term of one week or less, but may be for longer periods. Repurchase agreements maturing in more than seven days may be considered illiquid. A fund will not enter into repurchase agreements of more than seven days` duration if more than 15% of its net assets (10% with respect to Government Money Market) would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a fund could be delayed or limited. However, each fund's adviser monitors the creditworthiness of parties with which the fund may enter into repurchase agreements to minimize the prospect of such parties becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

     When a fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to at least the repurchase amount including the interest factor. Such securities will be held for that fund by a custodian bank or an approved securities depository or book-entry system. Government Money Market may also engage in "tri-party" repurchase agreements, where an unaffiliated third party custodian maintains accounts to hold collateral for the fund and its counterparties.

     In determining its status as a diversified fund, each fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

     A reverse repurchase agreement is a portfolio management technique in which a fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed-upon time (normally within seven days) and price, which includes an amount essentially equivalent to an interest payment.

     A fund may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio investments. A fund may also engage in reverse repurchase agreements in order to reinvest the proceeds in other securities or repurchase agreements. Such a use of reverse repurchase agreements would constitute a form of leverage.

     The funds may also enter into dollar roll transactions in which a fund sells a fixed income security for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities at an agreed upon future time. By engaging in the dollar roll transaction the fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to invest the proceeds of the securities sold.

     When a fund reinvests the proceeds of a reverse repurchase agreement or dollar roll in other securities, any fluctuations in the market value of either the securities the fund is committed to purchase from the other party or the securities in which the proceeds are invested would affect the market value of the fund's assets. As a result, such transactions could increase fluctuation in the fund's net asset value. If a fund reinvests the proceeds of the agreement or dollar roll at a rate lower than the cost of the agreement or dollar roll, engaging in the agreement or dollar roll will lower the fund's yield.

     Any reverse repurchase agreement or dollar roll that extends for more than seven days may be considered illiquid and, if so, would be subject to a fund's limit on investments in illiquid securities of 15% of net assets.

     To avoid potential leveraging effects of reverse repurchase agreements and dollar rolls, each fund will segregate cash or other appropriate liquid securities with a value at least equal to the fund's obligation under the agreements or dollar rolls.

     Although the funds do not consider dollar rolls to be borrowings within the meaning of its non-fundamental investment limitations, certain regulators may consider dollar rolls as borrowings for some purposes.

WARRANTS

     Although not a fundamental policy subject to shareholder vote, each fund may not invest more than 5% of the value of its net assets, taken at the lower of cost or market value, in warrants or invest more than 2% of the value of such net assets in warrants not listed on the New York or American Stock Exchanges. With respect to High Yield, this restriction does not apply to warrants attached to, or sold as a unit with, other securities. For purposes of this restriction, the term "warrants" does not include options on securities, stock or bond indices, foreign currencies or futures contracts.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities represent an ownership interest in a pool of residential mortgage loans. These securities are designed to provide monthly payments of interest and, in most instances, principal to the investor. The mortgagor's monthly payments to his/her lending institution are "passed-through" to investors such as a fund. Most issuers or poolers provide guarantees of payments, regardless of whether or not the mortgagor actually makes the payment. The guarantees made by issuers or poolers are backed by various forms of credit, insurance and collateral. They may not extend to the full amount of the pool.

     Pools consist of whole mortgage loans or participations in loans. The majority of these loans are made to purchasers of one- to four-family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, a fund may purchase pools of variable-rate mortgages, growing-equity mortgages, graduated-payment mortgages and other types.

     All poolers apply standards for qualification to lending institutions which originate mortgages for the pools. Poolers also establish credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

     The majority of mortgage-related securities currently available are issued by governmental or government-related organizations formed to increase the availability of mortgage credit. The largest government-sponsored issuer of mortgage-related securities is Government National Mortgage Association ("GNMA"). GNMA certificates ("GNMAs") are interests in pools of loans insured by the Federal Housing Administration or by the Farmer's Home Administration ("FHA"), or guaranteed by the Veterans Administration ("VA"). Fannie Mae and Freddie Mac each issue pass-through securities that they respectively guarantee as to principal and interest. Securities issued by GNMA and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

     The average life of mortgage-related securities varies with the maturities and the nature of the underlying mortgage instruments. For example, GNMAs tend to have a longer average life than Freddie Mac participation certificates ("PCs") because there is a tendency for the conventional and privately insured mortgages underlying Freddie Mac PCs to repay at faster rates than the FHA and VA loans underlying GNMAs. In addition, the term of a security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages through refinances or otherwise. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgaged property and other social and demographic conditions.

     In determining the dollar-weighted average maturity of a fund's portfolio, the adviser will follow industry practice in assigning an average life to the mortgage-related securities of the fund unless the interest rate on the mortgages underlying such securities is such that a different prepayment rate is likely. For example, where a GNMA has a high interest rate relative to the market, that GNMA is likely to have a shorter overall maturity than a GNMA with a market rate coupon. Moreover, the adviser may deem it appropriate to change the projected average life for a fund's mortgage-related securities as a result of fluctuations in market interest rates and other factors.

     The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder of the mortgage-related security with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by a fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value, and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates.

     Although the market for mortgage-related securities issued by private organizations is becoming increasingly liquid, such securities may not be readily marketable. Each fund will not purchase mortgage-related securities for which there is no established market or any other investments which the adviser deems to be illiquid if, as a result, more than 15% (for Government Money Market, more than 10%) of the value of the fund's net assets would be invested in such illiquid securities and investments.

STEP DOWN PREFERRED SECURITIES

     Some of the securities purchased by Investment Grade and High Yield may also include step down perpetual preferred securities. These securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but "steps down" yearly. The securities are subject to call if the REIT suffers an unfavorable tax event and to tender by the REIT's equity holders in the 10th year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

ASSET-BACKED SECURITIES

     Asset-backed securities are structurally similar to mortgage-backed securities, but are secured by an interest in a different type of receivable. Asset-backed securities therefore present certain risks that are not presented by mortgage-related debt securities or other securities in which a fund may invest. Primarily, these securities do not have the benefit of the same security interest in the related collateral.

     Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit agreements. The value of such securities partly depends on loan repayments by individuals, which may be adversely affected during general downturns in the economy. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than in the case of mortgage-backed securities.

     Credit card receivables, for example, are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

U.S. GOVERNMENT OBLIGATIONS

     U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as GNMA certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, the fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

VARIABLE AND FLOATING RATE SECURITIES

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a corporate bond index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the fund with a certain degree of protection against rising interest rates, the fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     The fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

     A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in some floaters is associated with greater volatility in their market values.

     With respect to purchasable variable and floating rate instruments, the fund's adviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the fund is not entitled to exercise its demand rights, and the fund could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time the fund can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS

     The fund may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities laws in that any resale must similarly be made in an exempt transaction. The fund may or may not regard such securities as illiquid, depending on the circumstances of each case.

     The fund may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions. While domestic bank deposits are insured by an agency of the U.S. Government, the fund will generally assume positions considerably in excess of the insurance limits.

THE FOLLOWING APPLIES ONLY TO LIMITED DURATION, INVESTMENT GRADE, CORE BOND AND HIGH YIELD UNLESS OTHERWISE STATED:

CORPORATE DEBT SECURITIES

     Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their short-term credit needs. Corporate debt securities include commercial paper, which consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

     Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock. In selecting corporate debt securities for a fund, the adviser reviews and monitors the creditworthiness of each issuer and issue. The adviser also analyzes interest rate trends and specific developments that it believes may affect individual issuers.

CALLABLE DEBT SECURITIES

     A debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by a fund is called for redemption, that fund will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a fund's ability to achieve its investment objectives.

INFLATION-INDEXED SECURITIES

     The funds may also invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (also known as "Treasury Inflation-Indexed Securities"). Interest is calculated on the basis of the adjusted principal value on the payment date. The principal value of Treasury Inflation-Indexed Securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a fund holds the security, the fund may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though the holders do not receive cash representing the increase at that time. Changes in market interest rates from causes other than inflation will likely affect the market prices of Treasury Inflation-Indexed Securities in the same manner as conventional bonds.

PREFERRED STOCKS AND CONVERTIBLE SECURITIES

     A preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

     A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities, but rank senior to common stock in a corporation's capital structure.

     The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion or exchange value.

     Many convertible securities are rated below investment grade or, if unrated, are considered to be of comparable quality by the advisers.

     Investment Grade does not intend to exercise conversion rights for any convertible security it owns and does not intend to hold any security which has been subject to conversion.

LOWER-RATED SECURITIES

     Non-investment grade securities, i.e., securities rated below Baa by Moody's and/or BBB by S&P or comparable ratings of other NRSROs or unrated securities of comparable quality, are described as "speculative" by Moody's and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as "junk bonds." A fund's Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the funds and the creditworthiness of their issuers. If the rating of a security in which a fund has invested falls below the minimum rating in which the fund is permitted to invest, the fund will either dispose of that security within a reasonable time or hold the security for so long as the fund's Adviser determines appropriate for that fund, having due regard for market conditions, tax implications and other applicable factors.

     A lower-rated debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security or sell it to a third party. Either of these actions could have an adverse effect on a fund's ability to achieve its investment objective because, for example, the fund may be able to reinvest the proceeds only in securities with lower yields or may receive a price upon sale that is lower than it would have received in the absence of the redemption. If a fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the fund's investment fund and increasing the exposure of the fund to the risks of lower-rated securities.

     At certain times in the past, the prices of many lower-rated securities declined, indicating concerns that issuers of such securities might experience financial difficulties. At those times, the yields on lower-rated securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur.

     The ratings of Moody's and S&P represent the opinions of those agencies as to the quality of the debt securities that they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one rating organization and below investment grade by others, a fund's investment adviser may rely on the rating that it believes is more accurate and may consider the instrument to be investment grade. Each fund's Adviser will consider a security's quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, a fund may purchase a security with the lowest rating.

     The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for a fund to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the funds' Board of Directors believe accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

     Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

     Adverse economic developments can disrupt the market for lower-rated securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Therefore, prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's net asset value.

ZERO COUPON BONDS

     Zero coupon bonds are debt obligations that make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of the interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

     The original issue discount on zero coupon bonds must be included in a fund's income ratably as it accrues. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, a fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. See "Additional Tax Information." These distributions must be made from a fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to that fund and when the fund would not otherwise choose to dispose of the assets.

PAY-IN-KIND SECURITIES

     Core Bond and Limited Duration may invest in pay-in-kind securities, which have some characteristics similar to those of zero coupon securities, but interest on such securities generally is paid in the form of the issuer's obligations of the same type rather than cash.

TRUST ORIGINATED PREFERRED SECURITIES

     The funds may also invest in trust originated preferred securities, a type of security issued by financial institutions such as banks and insurance companies. Trust originated preferred securities represent interests in a trust formed by a financial institution. The trust sells preferred shares and invests the proceeds in notes issued by the financial institution. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Trust originated preferred securities currently enjoy favorable tax treatment for the issuers. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to a fund. In addition, some trust originated preferred securities are restricted securities available only to qualified institutional buyers under Rule 144A.

ILLIQUID AND RESTRICTED INVESTMENTS

     Limited Duration, Investment Grade, High Yield and Core Bond each may invest up to 15% of its net assets in illiquid investments. Government Money Market may invest up to 10% of its net assets in illiquid investments. For this purpose, "illiquid investments" are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include repurchase agreements with terms of greater than seven days and restricted investments other than those the adviser has determined are liquid pursuant to guidelines established by the Corporation's Board of Directors and securities involved in swap, cap, floor, and collar transactions, and over-the-counter ("OTC") options and their underlying collateral. Due to the absence of an active trading market, a fund may have difficulty valuing or disposing of illiquid investments promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

     As described under "Private Placements," Limited Duration and Investment Grade are also subject to a 5% limit on investments in restricted securities. Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the 1933 Act or pursuant to an exemption from registration, such as Rule 144 or Rule 144A. A fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective.

     SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The adviser, acting pursuant to guidelines established by the Corporation's Board of Directors, may determine that certain restricted securities qualified for trading on this market are liquid. If qualified institutional investors become uninterested in this market for a time, restricted securities in a fund's portfolio may adversely affect the fund's liquidity.

     The assets used as cover for OTC options written by a fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

SENIOR SECURITIES

     The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund. With respect to non-bank borrowing, each fund's borrowings for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made is not deemed to be an issuance of a senior security.

     There are various investment techniques that may give rise to an obligation of a fund to make a future payment about which the SEC has stated it would not raise senior security concerns, provided the fund maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions, and repurchase agreements.

MUNICIPAL OBLIGATIONS

     The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit and taxing power. "Revenue" bonds are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source such as the corporate user of the facility being financed. Private activity bonds ("PABs") are usually revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the corporate user of the facilities. In addition, certain types of PABs are issued by or on behalf of public authorities to finance various privately operated facilities, including certain pollution control facilities, convention or trade show facilities, and airport, mass transit, port or parking facilities. A third type of municipal obligation popular in some areas is the municipal lease obligation, which is issued by a state or local government to acquire land, equipment or facilities and typically is not fully backed by the municipality's credit. If funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to a fund.

CLOSED END INVESTMENT COMPANIES

     Each fund may invest up to 5% of its net assets in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. Shares of many closed-end investment companies at times trade at substantial discounts to their net asset value. A fund will invest in such closed-end funds, when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium, sales charge, or operating expenses, which are in addition to the fees and expenses to which the fund is also subject.

PRIVATE PLACEMENTS

     Each fund may acquire restricted securities in private placement transactions, directly from the issuer or from security holders, frequently at higher yields than comparable publicly traded securities. Privately-placed securities can be sold by each fund only (1) pursuant to SEC Rule 144A or another exemption; (2) in privately negotiated transactions to a limited number of purchasers; or (3) in public offerings made pursuant to an effective registration statement under the 1933 Act. Private or public sales of such securities by a fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the 1933 Act and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable.

RESTRICTIONS: Restricted securities will not be purchased by either Limited Duration or Investment Grade if, as a result, more than the 5% of the fund's assets would consist of restricted securities.

THE FOLLOWING INFORMATION ABOUT FUTURES AND OPTIONS APPLIES TO LIMITED DURATION, INVESTMENT GRADE, CORE BOND AND HIGH YIELD, AS INDICATED:

OPTIONS, FUTURES AND OTHER STRATEGIES

     GENERAL. Each fund may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, and swaps, and Limited Duration and High Yield may also invest in forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments"), to attempt to enhance its income or yield or to attempt to hedge its investments. The strategies described below may be used in an attempt to manage Limited Duration's and High Yield's foreign currency exposure (including exposure to the euro) as well as other risks of that fund's investments that can affect its net asset value. The funds' adviser may determine not to hedge particular risks, and a fund may be completely unhedged at any point in time.

     As an operating policy, each fund will only purchase or sell a particular Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. Since Limited Duration and High Yield are authorized to invest in foreign securities, each fund may purchase and sell foreign currency (including the euro) derivatives.

     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If a fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, a fund's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."

     With respect to Core Bond, Limited Duration and High Yield, in addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The adviser may utilize these opportunities to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The fund's Prospectuses or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

     SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1) Successful use of most Financial Instruments depends upon the adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2) There might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there is a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from the imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

     (4) As described below, a fund might be required to maintain segregated assets as "cover," or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

     (5) A fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a fund.

     COVER. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

     Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets for cover or segregation could impede portfolio management or a fund's ability to meet redemption requests or other current obligations.

     OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

     The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, a fund would suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under "Illiquid and Restricted Investments."

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     Each fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     A type of put that a fund may purchase is an "optional delivery standby commitment," which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

     RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in a fund's net asset value being more sensitive to changes in the value of the related instrument. Each fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a fund as well as the loss of any expected benefit of the transaction.

     Each fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

     RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund, as the call writer, will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, a fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     Generally, OTC foreign currency options used by each fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

     In addition, futures strategies can be used to manage the average duration of a fund's fixed-income portfolio. If the adviser wishes to shorten the average duration of a fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser wishes to lengthen the average duration of a fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of a fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction. The adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

     INDEX FUTURES - Limited Duration, High Yield and Core Bond only. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the overall market may advance and the value of the particular securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.

     Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

                                    * * * * *

     To the extent that a fund enters into futures contracts, options on futures contracts and/or options on foreign currencies traded on a CFTC-regulated exchange, in each case in which such transactions are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of a fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

     FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS -- High Yield only. The fund may use options and futures contracts on foreign currencies (including the euro), as described above and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes. The adviser may choose not to hedge any or all of the funds exposure to foreign currencies.

     The fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     FORWARD CURRENCY CONTRACTS -- High Yield only. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, the fund may sell a forward currency contract to lock in the U.S.
dollar equivalent of the proceeds from the anticipated sale of a security, dividend or interest payment denominated in a foreign currency.

     The fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. The fund could, in fact, lose money on both legs of the hedge, i.e., between the euro and proxy currency, and between the proxy currency and the dollar.

     The fund also may use forward currency contracts to attempt to enhance income or yield. The fund could use forward currency contracts to increase its exposure to foreign currencies that the adviser believes might rise in value relative to the U.S. dollar or shift its exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (i.e., cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Successful use of forward currency contracts depends on the adviser's skill in analyzing and predicting currency values. Forward currency contracts may substantially change the fund's exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's use of forward currency contracts will be advantageous to the fund or that the adviser will hedge at an appropriate time.

     COMBINED POSITIONS. Each fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     TURNOVER. Each fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

     SWAPS, CAPS, FLOORS AND COLLARS -- Limited Duration, High Yield and Core Bond may enter into swaps, caps, floors and collars and Investment Grade may enter into swaps to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by a fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

     Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund's investments and its shares price and yield because, and to the extent, these agreements affect the fund's exposure to long- or short-term interest rates (in the United State or abroad), foreign currently values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if a fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.

     The creditworthiness of firms with which a fund enters into swaps, caps, floors or collars will be monitored by its adviser. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

     The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. A fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. The adviser and the funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a fund's borrowing or the restriction on senior securities. Each fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See "Illiquid and Restricted Investments."

     Investment Grade does not intend to engage in swaps with a value equaling over 10% of its total assets. In addition, no more than 5% of the funds' assets can be exposed at any time through swaps with any one counterparty and each counterparty will have a minimum S&P rating of AA.

YANKEE BONDS

     Limited Duration, Investment Grade, High Yield and Core Bond may invest in Yankee dollar obligations, which are U.S. dollar denominated securities issued by foreign corporations and traded on U.S. markets. Although U.S. dollar denominated, Yankee dollar obligations may possess some of the same risks as those associated with the investment in foreign securities (see below).

THE FOLLOWING INVESTMENT POLICY APPLIES ONLY TO LIMITED DURATION, HIGH YIELD AND CORE BOND:

LOAN PARTICIPATIONS AND ASSIGNMENTS

     The fund may purchase an interest in loans originated by banks and other financial institutions. Policies of the fund limit the percentage of the fund's assets that can be invested in the securities of any one issuer, or in issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the fund, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the fund. In combination, the fund's policies and the SEC staff's interpretations may limit the amount the fund can invest in loan participations.

     Although some of the loans in which the fund invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the fund purchases a loan through an assignment, there is a possibility that the fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the fund as a property owner.

     Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the fund may be subject to claims of the lead bank's creditors.

THE FOLLOWING INVESTMENT POLICIES APPLY ONLY TO HIGH YIELD:

FOREIGN SECURITIES

     The fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers and transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

     The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return can be earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

CURRENCY FLUCTUATIONS

     The fund may invest in the securities of foreign issuers which are denominated in foreign currencies and may temporarily hold uninvested cash in bank deposits in foreign currencies. The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, the pace of business activity in the other countries and the U.S. and other economic and financial conditions affecting the world economy.

     A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the fund. Moreover, if the value of the foreign currencies in which the fund receives its income falls relative to the U.S. dollar between receipt of the income and its conversion to U.S. dollars, the fund may be required to liquidate securities in order to make distributions if the fund has insufficient cash in U.S. dollars to meet distribution requirements.

FOREIGN CURRENCY WARRANTS

     Foreign currency warrants entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) that is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that is inherent in the international fixed-income/debt marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction.

     Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

     The expiration date of the warrants may be accelerated if the warrants are delisted from an exchange or if their trading is suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants) and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign currency warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political and economic factors.

                           ADDITIONAL TAX INFORMATION

     The following is a general summary of certain federal tax considerations affecting each fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

GENERAL

     For federal tax purposes, each fund is treated as a separate corporation. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), a fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, the excess of net short-term capital gain over net long-term capital loss, if any, and any net gains from certain foreign currency transactions, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or foreign currencies ("Income Requirement"); (2) at the close of each quarter of the fund`s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund`s total assets and that does not represent more than 10% of the issuer`s outstanding voting securities; and (3) at the close of each quarter of the fund`s taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If any fund failed to qualify for that treatment for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of the dividends that is "qualified dividend income" (described in the Prospectus)) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Each fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS AND REDEMPTIONS OF SHARES

     Dividends and other distributions declared by a fund in October, November or December of any year that are payable to its shareholders of record on a date in one of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays the distributions during the following January. Accordingly, those dividends and other distributions will be taxed to the shareholders for the year in which that December 31 falls.

     A portion of the dividends from each fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for
(1) the 15% maximum rate of federal income tax applicable to "qualified dividend income" that individual shareholders receive and (2) the dividends-received deduction allowed to corporations. The eligible portion for any fund for purposes of the 15% tax rate may not exceed the aggregate dividends it receives from domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. A fund's distributions of net capital gain ("capital gain distributions") do not qualify for the dividends-received deduction.

THE FOLLOWING DOES NOT APPLY TO GOVERNMENT MONEY MARKET:

     If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     Capital gain distributions a fund makes will be subject to federal income tax at a maximum rate of 15% for individual shareholders. In addition, any capital gain an individual shareholder realizes on a redemption of his or her fund shares held for more than one year will qualify for that maximum rate.

FINANCIAL INSTRUMENTS

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and, in the case of High Yield, entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from High Yield's disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and, in the case of High Yield, forward currency contracts a fund derives with respect to its business of investing in securities (or, in the case of High Yield, foreign currencies) will be treated as qualifying income under the Income Requirement.

     Some futures, foreign currency contracts and "non-equity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which a fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of its taxable year, other than contracts with respect to which the fund has made a "mixed straddle election" must be "marked-to-market" (that is, treated as having been sold for their fair market value) for federal income tax purposes with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on such deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to it. A fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income), and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

     When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

     Code section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward currency contracts in which a fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and certain "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

     If a fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward currency contract a fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

ZERO COUPON BONDS AND PAY-IN-KIND SECURITIES

     Each fund may acquire zero coupon bonds or other debt securities issued with original issue discount ("OID") and/or Treasury Inflation-Indexed securities (on which principal is adjusted based on changes in the Consumer Price Index). A fund must include in its income the OID that accrues on those securities, and the amount of any principal increases on those Treasury securities, during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, Limited Duration and Core Bond each must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because each fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

FOREIGN TAXES

     Dividends and interest a fund receives, and gains it realizes, from foreign securities, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

THE FOLLOWING APPLIES ONLY TO HIGH YIELD:

PASSIVE FOREIGN INVESTMENT COMPANIES

     The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income."

     If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" (`QEF"), then, in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

FOREIGN CURRENCIES

     Gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates between the time the fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Limited Duration, Investment Grade and High Yield each offer two classes of shares, Primary Class and Institutional Class shares. Core Bond and Government Money Market offer only one class of shares which corresponds to the Primary Class of other Legg Mason funds. Other classes of shares may be offered in the future. Primary Class shares are available from Legg Mason, certain of its affiliates and unaffiliated entities having an agreement with Legg Mason. Institutional Class shares are available only to institutional investors who have at least $100 million in investable assets and who invest at least $1 million in a fund. Shareholders of the Institutional Class of a fund as of the opening of regular trading on the New York Stock Exchange ("Exchange") on April 30, 2001 may continue to buy Institutional Class shares of that fund. Institutional Class shares are also offered to the Legg Mason Core4College 529 Plan, a college savings vehicle. In addition, Institutional Class shares are offered to Institutional Clients of Legg Mason Trust, fsb for which it exercises discretionary investment or management responsibility and accounts of the customers with such Institutional Clients ("Customers"). Many of the parameters governing Customers' investments will be established by their institutions. Institutional clients may purchase shares for Customer accounts maintained for individuals. Primary Class shares are available to all other investors.

     If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from the your shareholder account.

FUTURE FIRST(R) SYSTEMATIC INVESTMENT PLAN AND TRANSFER OF FUNDS FROM FINANCIAL INSTITUTIONS

     If you invest in Primary Class shares, the Prospectus for those shares explains that you may buy additional shares through the Future First(R) Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Primary Class shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), each fund's transfer agent, to transfer funds each month from your Legg Mason brokerage account ("Brokerage Account"), your checking/savings account, or from another Legg Mason fund to be used to buy additional shares. Legg Mason will send an account statement monthly. The transfer will also be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First(R) Systematic Investment Plan at any time without charge or penalty.

     You may also buy additional Primary Class shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly from your checking/savings account for investment in Primary Class shares of a fund.

SYSTEMATIC WITHDRAWAL PLAN

     All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan. Any account with a net asset value of $5,000 or more ($1,000 or more for individual retirement accounts ("IRAs") and Coverdell Education Savings Accounts (Coverdell "ESAs")) may elect to make withdrawals of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except for IRAs and Coverdell ESAs, there are three ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan: (1) Credit to brokerage account -- fund shares can be redeemed on any business day of the month and the proceeds will be credited to the brokerage account in approximately two business days; (2) Check mailed by the funds' transfer agent -- fund shares will be redeemed on the 25th of each month or next business day and a check for the proceeds will be mailed within three business days; or (3) ACH to checking or savings account -- redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Credit to a brokerage account is the only option available to IRAs and Coverdell ESAs. Redemptions will be made at the net asset value per share determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the last day the Exchange was open. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. Each fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

     Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

     Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year`s scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First(R) Systematic Investment Plan.

EXCESSIVE TRADING

(Limited Duration, Investment Grade, High Yield and Core Bond - only)

     Each fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, because the fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets, each fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice when the fund detects a pattern of excessive trading. However, this reservation of right does not impose an obligation to take action in any particular circumstance. Although shareholder transactions are monitored for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Investors seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there can be no guarantee that the funds or their agents will be successful in defeating these strategies. In addition, the ability of the funds and their agents to detect, prevent or terminate excessive trading through accounts maintained by brokers, retirement plan accounts and other financial intermediaries is limited in circumstances where the underlying shareholder account information is maintained by the financial intermediary.

OTHER INFORMATION REGARDING REDEMPTIONS

     Each Fund reserves the right to modify or terminate the wire, telephone or Internet redemption services, as applicable to that fund, described in the Prospectuses and this SAI at any time.

     The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by a fund or its distributor except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets a fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of that fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of a fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

     Clients of certain institutions that maintain omnibus accounts with the funds' transfer agent may obtain shares through those institutions. Such institutions may receive payments from the funds' distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from Legg Mason without receiving or paying for such other services.

REDEMPTION IN-KIND

     Each fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing that fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. Each fund does not redeem "in-kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of that fund's shareholders as a whole. A redemption in-kind may be considered the sale of securities by a fund to the party receiving the securities. Redemptions in-kind will not be done with Legg Mason or its affiliated persons except as permitted by SEC rules or orders.

THE FOLLOWING INFORMATION APPLIES ONLY TO GOVERNMENT MONEY MARKET:

CONVERSION TO FEDERAL FUNDS

     It is the fund`s policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason or BFDS acts as the shareholders` agent in depositing checks and converting them to federal funds, normally within two to ten business days of receipt of checks.

     A deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Brokerage Account on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

PURCHASES BY SWEEP

     Shareholders of the fund who have regular Brokerage Accounts with Legg Mason have the option of setting up automatic weekly transfers of cash balances from their Brokerage Account to the fund (commonly referred to as a "sweep"). The transfer will take place on the last business day of the week, based on the prior business day's balance. If your fund account drops to zero, the automatic transfer to the fund will cease. The automatic transfer will be reestablished when a $1,000 credit balance is available in your Brokerage Account.

REDEMPTIONS BY SWEEP

     For Brokerage Account clients, an automatic redemption of fund shares will occur when the Brokerage Account has a debit balance.

LEGG MASON PREMIER ASSET MANAGEMENT ACCOUNT

     Shareholders of Government Money Market ("GMM") who have cash or negotiable securities (including Government Money Market shares) valued at $10,000 or more in accounts with Legg Mason may subscribe to Legg Mason`s Premier Asset

Management Account ("Premier"). Premier allows shareholders to combine their fund account with a Brokerage Account with margin borrowing availability, unlimited checkwriting with no minimum check amount and a VISA Gold debit card. Shareholders of the fund participating in the Premier program will have free credit balances in their Brokerage Account automatically invested in shares of the fund. Free credit balances of $100 or more will be invested in GMM on the next business day the balances are credited to the Brokerage Account. Free credit balances of less than $100 will be invested GMM shares weekly. If your fund account drops to zero, the automatic transfer to GMM will cease. The automatic transfer will be reestablished when a $1,000 credit balance is available in your Brokerage Account.

     Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Legg Mason charges a fee for the Premier services, which is currently $125 per year for individuals and $200 per year for businesses and corporations. Additional information about the Premier program is available by calling your Legg Mason Financial Advisor or Legg Mason`s Premier Client Services at 1-800-253-0454 or 1-410-454-2066.

LEGG MASON FUNDS PREMIER ACCOUNT

     The Legg Mason Funds Premier Account and its services are free to Funds Investor Services clients with fund shares valued at $50,000 or more. The Legg Mason Fund Premier Account includes many of the same services as the Legg Mason Premier Asset Management Account, such as Visa debit card, ATM access, unlimited checkwriting and a secured line of credit (margin). In addition, shareholders will receive personalized guidance from their dedicated Funds Investor Services Representative, access to the Legg Mason Funds Core Four Asset Allocation system, hypothetical investment scenarios, portfolio analysis, interaction with high-level Funds personnel, and more. The Funds Premier Account is also intended to provide easy access to your Legg Mason funds assets. For additional information about this account, contact Legg Mason Funds Investor Services at 1-800-822-5544.

CHECKWRITING SERVICES (Government Money Market only)

     You may request the fund`s checkwriting service by completing a Funds Checkwriting Services request form and sending it to your financial advisor or Legg Mason Funds Investor Services, P.O. Box 17023, Baltimore, Maryland 21297-0356. State Street Bank and Trust Company ("State Street"), the fund`s custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Canceled checks will be returned to you.

     Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks printed for the checking account cannot be used to set up electronic funds transfer arrangements with third parties. In addition, checks cannot be used to close a Government Money Market account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.

     The fund reserves the right to modify or terminate the checkwriting redemption service described in the Prospectus and this SAI at any time.


                            VALUATION OF FUND SHARES

FOR LIMITED DURATION, INVESTMENT GRADE, CORE BOND AND HIGH YIELD:

     Net asset value of a fund's shares is determined daily for each class as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange are normally valued at last sale prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at current market value, or if a current market value is not readily available, are fair valued at amortized cost under procedures approved by the Corporation's Board of Directors. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined under procedures approved by the Corporation's Board of Directors. The funds may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, a fund believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by a fund will be subtracted from net assets of each class.

FOR GOVERNMENT MONEY MARKET:

     Government Money Market attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed.

     USE OF THE AMORTIZED COST METHOD. The Board of Directors has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount, rather than at current market value. The Board of Directors periodically assesses the appropriateness of this method of valuation.

     The fund's use of the amortized cost method depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the directors must establish procedures reasonably designed to stabilize the net asset value at $1.00 per share, as computed for purposes of distribution and redemption, taking into account current market conditions and the fund's investment objective.

     MONITORING PROCEDURES. The fund's procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the Board of Directors will take steps it considers appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other potentially unfair results arising from differences between the two methods of determining net asset value.

     INVESTMENT RESTRICTIONS. Rule 2a-7 requires the fund, if it wishes to value its assts at amortized cost, to limit its investments to instruments that: (i) in the opinion of the adviser, present minimal credit risk and (ii) (a) are rated in the two highest rating categories by at least two NRSROs (or one, if only one NRSRO has rated the security) or (b) if unrated, are determined to be of comparable quality by the adviser, all pursuant to procedures determined by the Board of Directors ("Eligible Securities"). Securities that were long-term when issued, but have 397 days or less remaining to maturity, and that lack an appropriate short-term rating, may be eligible if they are comparable in priority and security to a related short-term security, unless the former security has a long-term rating below A.

     The fund may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the adviser to be of comparable quality ("Second Tier Securities"). In addition, the fund will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer.

     The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and, in any event, of not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined in the Rule) of more than 397 days can be purchased by the fund, except that the fund may hold securities with remaining maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. However, the Rule permits the fund to treat certain variable and floating rate securities in which the fund invests may have a remaining maturity of more than 397 days. However, pursuant to regulations of the SEC, the fund is permitted to treat these securities as having a maturity of no more than 397 days, based on the times at which the interest rates of these securities are reset and/or the fund is permitted to redeem on demand.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

     The fund usually holds portfolio securities to maturity and realizes par, unless the adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

     In periods of declining interest rates, the indicated daily yield on shares of the fund, which is computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

     In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


                             PERFORMANCE INFORMATION

FOR LIMITED DURATION, INVESTMENT GRADE, CORE BOND AND HIGH YIELD:

     TOTAL RETURN CALCULATIONS. Average annual total return quotes used in a fund`s advertising and other promotional materials ("Performance Advertisements") are calculated separately for each class according to the following formulas:

BEFORE-TAX

                    n
              P(1+T)           =        ERV

where:        P                =        a hypothetical initial payment of $1,000
              T                =        average annual total return
              n                =        number of years
              ERV              =        ending redeemable value of a
                                        hypothetical $1,000 payment made at
                                        the beginning of the 1-, 5-, and
                                        10-year periods at the end of the
                                        1-, 5- and 10-year periods
                                        (or fractional portion thereof).

AFTER-TAX

PRE-LIQUIDATION RETURN (average annual total return after taxes on distributions):

                 n
           P(1+T)       =   ATV
                               D

where:     P            =       a hypothetical initial payment of $1,000
           T            =       average annual total return (after taxes on
                                distributions)
           n            =       number of years
           ATV          =       ending value of hypothetical $1,000 payment
              D                 made at the beginning of the 1-, 5-, and 10-year
                                periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof) after taxes on fund distributions but not after taxes on redemption.

POST-LIQUIDATION RETURN (average annual total return after taxes on distributions and on redemption)
                 n
           P(1+T)       =       ATV
                                   DR

(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

     Under the foregoing formulas, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the Performance Advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact your Legg Mason Financial Advisor, Legg Mason Funds Investor Services, or www.leggmasonfunds.com (Primary Class shares) or www.lminstitutionalfunds.com (Institutional Class shares) for more current performance information. Total return, or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by a fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

     YIELD. Yields used in a fund's performance advertisements for each class of shares are calculated by dividing a fund's net investment income for a 30-day period ("Period") attributable to that class, by the average number of shares in that class entitled to receive dividends during the Period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the maximum offering price per share at the end of the Period. Yield quotations are calculated according to the following formula:

                                    6
     Yield       =       2 [(a-b +1) - 1]
                            ----
                             cd

where:     a     =       dividends and interest earned during the Period
           b     =       expenses accrued for the Period (net of reimbursements)
           c     =       the average daily number of shares outstanding during
                         the Period that were entitled to receive dividends
           d     =       the maximum offering price per share on the last day of
                         the Period.

     Except as noted below, in determining interest earned during the Period (variable "a" in the above formula), a fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and
(2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by a fund, interest earned during the Period is then determined by totaling the interest earned on all debt obligations. For the purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next call date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

     With respect to the treatment of discount and premium on mortgage-backed and other asset-backed obligations that are expected to be subject to monthly payments of principal and interest ("paydowns"): (1) a fund accounts for gain or loss attributable to actual paydowns as an increase or decrease to interest income during the period and (2) a fund accrues the discount and amortizes the premium on the remaining obligation, based on the cost of the obligation, to the weighted average maturity date or, if weighted average maturity information is not available, to the remaining term of the obligation.

FOR GOVERNMENT MONEY MARKET:

     YIELD. The current annualized yield for the fund is based upon a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

               TAX-DEFERRED QUALIFIED PLANS - PRIMARY CLASS SHARES

     Investors may invest in Primary Class shares of a fund through IRAs, simplified employee pension plans ("SEPs"), savings incentive match plans for employees ("SIMPLES"), other qualified retirement plans and Coverdell ESAs (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to them (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your Legg Mason Financial Advisor or other entity offering the fund's shares for further information with respect to these plans.

INDIVIDUAL RETIREMENT ACCOUNT - IRA

     TRADITIONAL IRA. Certain Primary Class shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse's combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59 1/2, when you may be in a lower tax bracket. Withdrawals made before age 59 1/2 are generally subject to a 10% penalty.

     ROTH  IRA.  Unlike  a  traditional  IRA,  a Roth IRA is only  available  to individuals who meet certain "modified adjusted gross income" (MAGI) limitations. Under certain circumstances, your traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

     Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to conversions of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

SIMPLIFIED EMPLOYEE PENSION PLAN - SEP

     Legg Mason makes available to corporate and other employers a SEP for investment in Primary Class shares of a fund.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES - SIMPLE

     An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee's salary or a 2% non-elective contribution.

COVERDELL EDUCATION SAVINGS ACCOUNT - COVERDELL ESA

     Although not technically for retirement savings, a Coverdell ESA provides a vehicle for saving for a child`s education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

     For further information regarding any of the above accounts, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

WITHHOLDING

     Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified retirement plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

                             MANAGEMENT OF THE FUNDS

     Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.

     The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not "interested persons" of the Corporation, as defined in the 1940 Act, are members of all three committees.

     The Audit Committee meets at least twice a year with the Corporation's independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Corporation, the auditors assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors and to evaluate the performance of directors. The Independent Directors Committee, which was established in February 2003, considers matters related to fund operations and oversees issues related to the independent directors. During the last fiscal year, the Audit Committee met three times, the Nominating Committee met one time and the Independent Directors Committee met five times.

     The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.

---------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF
                                           OFFICE AND
                          POSITION(S)       LENGTH OF    NUMBER OF FUNDS
                         HELD WITH THE        TIME       IN FUND COMPLEX          OTHER          PRINCIPAL OCCUPATION(S) DURING
     NAME AND AGE         CORPORATION      SERVED (1)        OVERSEEN       DIRECTORSHIPS HELD         THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
---------------------------------------------------------------------------------------------------------------------------------
Hearn, Ruby P.            Director         Since 2004   Director/Trustee    None                Retired. Senior Vice President
Age 64                                                  of all Legg Mason                       Emerita of The Robert Wood
                                                        funds consisting                        Johnson Foundation since 2001.
                                                        of 23 portfolios.                       Formerly, Senior Vice President
                                                                                                of The Robert Wood Johnson
                                                                                                Foundation (1996-2001).
---------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.         Director         Since 1998   Director/           None                Director of The Brooklyn Museum
Age 60                                                  Trustee of all                          of Art since 1997; Trustee of
                                                        Legg Mason funds                        American Federation of Arts
                                                        consisting of 23                        since 1998. Formerly, Director
                                                        portfolios.                             of The Baltimore Museum of Art
                                                                                                (1979-1997).
---------------------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.       Director         Since 2002   Director/           None                Retired. Director of Bermuda
Age 48                                                  Trustee of all                          SMARTRISK (non-profit) since
                                                        Legg Mason funds                        2001. Formerly, Chief Investment
                                                        consisting of 23                        Officer of ACE Limited
                                                        portfolios.                             (insurance) (1995-2000).

---------------------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.         Director         Since 1998   Director/           None                Chief Executive Officer of The
Age 60                                                  Trustee of all                          Marrow Foundation since 1993.
                                                        Legg Mason funds                        Formerly, Executive Director of
                                                        consisting of 23                        the Baltimore International
                                                        portfolios.                             Festival (1991 - 1993); Senior
                                                                                                Assistant to the President of
                                                                                                The Johns Hopkins University
                                                                                                (1986-1990).
---------------------------------------------------------------------------------------------------------------------------------

                                                            39


---------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF
                                           OFFICE AND
                         POSITION(S)        LENGTH OF    NUMBER OF FUNDS
                        HELD WITH THE         TIME       IN FUND COMPLEX          OTHER          PRINCIPAL OCCUPATION(S) DURING
    NAME AND AGE         CORPORATION       SERVED (1)        OVERSEEN       DIRECTORSHIPS HELD         THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.        Director         Since 2002   Director/           Trustee of the      Retired. Director of The League
Age 62                                                  Trustee of all      Royce Family of     for People with Disabilities,
                                                        Legg Mason funds    Funds consisting    Inc.; Director of University of
                                                        consisting of 23    of 21 portfolios.   Maryland Foundation and
                                                        portfolios.                             University of Maryland College
                                                                                                Park Foundation (non-profits).
                                                                                                Formerly, Partner, KPMG LLP
                                                                                                (international accounting
                                                                                                firm) (1972-2002).
---------------------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter         Director         Since 1999   Director/           Trustee of the      Trustee of Colgate University;
Age 58                                                  Trustee of all      Royce Family of     President of Hill House, Inc.
                                                        Legg Mason funds    Funds consisting    (residential home care).
                                                        consisting of 23    of 21 portfolios;   Formerly, Managing Director,
                                                        portfolios.         Director of         Equity Capital Markets Group of
                                                                            Renaissance         Merrill Lynch & Co. (1971-1999).
                                                                            Capital Greenwich
                                                                            Funds; Director
                                                                            of Technology
                                                                            Investment
                                                                            Capital Corp.
---------------------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford            Director         Since 2002   Director/           None                Consultant, Rowan & Blewitt Inc.
Age 61                                                  Trustee of all                          (management consulting);
                                                        Legg Mason funds                        Visiting Associate Professor,
                                                        consisting of 23                        George Washington University
                                                        portfolios.                             since 2000; Director of Santa Fe
                                                                                                Institute (scientific research
                                                                                                institute) since 1999; Director
                                                                                                of Annapolis Center for Science-
                                                                                                Based Public Policy since 1995.
---------------------------------------------------------------------------------------------------------------------------------
Tarola, Robert M.         Director         Since 2004   Director/Trustee    None                Senior Vice President and Chief
Age 54                                                  of all Legg Mason                       Financial Officer of W. R. Grace
                                                        funds consisting                        & Co. (specialty chemicals)
                                                        of 23 portfolios.                       since 1999.
---------------------------------------------------------------------------------------------------------------------------------

                                                            40

------------------------------------------------------------------------------------------------------------------------------------
                                                TERM OF
                                              OFFICE AND
                            POSITION(S)        LENGTH OF    NUMBER OF FUNDS
                           HELD WITH THE         TIME       IN FUND COMPLEX          OTHER          PRINCIPAL OCCUPATION(S) DURING
    NAME AND AGE            CORPORATION       SERVED (1)        OVERSEEN       DIRECTORSHIPS HELD         THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
Curley Jr., John F.         Chairman and      Since 1998   Chairman and        None                Chairman of the Board of all
Age 65                      Director                       Director/                               Legg Mason Funds. Formerly: Vice
                                                           Trustee of all                          Chairman and Director of Legg
                                                           Legg Mason funds                        Mason, Inc. and Legg Mason Wood
                                                           consisting of 23                        Walker, Incorporated
                                                           portfolios.                             (1982-1998); Director of Legg
                                                                                                   Mason Fund Adviser, Inc.
                                                                                                   (1982-1998) and Western Asset
                                                                                                   Management Company (1986-1998)
                                                                                                   (each a registered investment
                                                                                                   adviser).
------------------------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.            President and     President    Director/           Trustee of the      Executive Vice President of Legg
Age 49                      Director          since 2001   Trustee of all      Royce Family of     Mason, Inc.; Director and/or
                                              and          Legg Mason funds    Funds consisting    officer of various Legg Mason
                                              Director     consisting of 23    of 21 portfolios.   affiliates since 2000. Formerly:
                                              since 2002   portfolios.                             Division President and Senior
                                                                                                   Officer of Prudential Financial
                                                                                                   Group, Inc. and related
                                                                                                   companies, including fund boards
                                                                                                   and consulting services to
                                                                                                   subsidiary companies
                                                                                                   (1991-2000); Partner, Greenwich
                                                                                                   Associates; Vice President, T.
                                                                                                   Rowe Price Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                TERM OF
                                              OFFICE AND
                            POSITION(S)        LENGTH OF    NUMBER OF FUNDS
                           HELD WITH THE         TIME       IN FUND COMPLEX          OTHER          PRINCIPAL OCCUPATION(S) DURING
    NAME AND AGE            CORPORATION       SERVED (1)        OVERSEEN       DIRECTORSHIPS HELD         THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Karpinski, Marie K.         Vice President    Since 1998   Vice President      None                Vice President and Treasurer of
Age 55                      and Treasurer                  and Treasurer of                        all Legg Mason Funds. Vice
                                                           all Legg Mason                          President and Treasurer of Legg
                                                           funds consisting                        Mason Fund Adviser, Inc. and
                                                           of 23 portfolios.                       Western Asset Funds, Inc.;
                                                                                                   Treasurer and Principal
                                                                                                   Financial Accounting Officer of
                                                                                                   Pacific American Income Shares,
                                                                                                   Inc., Western Asset Premier Bond
                                                                                                   Fund, Western Asset/Claymore
                                                                                                   U.S. Treasury Inflation
                                                                                                   Protected Securities Fund, and
                                                                                                   Western Asset/Claymore U.S.
                                                                                                   Treasury Inflation Protected
                                                                                                   Securities Fund 2.
-----------------------------------------------------------------------------------------------------------------------------------
Merz, Gregory T.            Vice              Since 2003   Vice President,     None                Vice President and Deputy
Age 45                      President,                     Secretary and                           General Counsel of Legg Mason,
                            Secretary and                  Chief Legal                             Inc. since 2003. Formerly:
                            Chief Legal                    Officer of all                          Associate General Counsel,
                            Officer                        Legg Mason funds                        Fidelity Investments
                                                           consisting of 23                        (1993-2002); Senior Associate,
                                                           portfolios.                             Debevoise & Plimpton (1985-1993).
-----------------------------------------------------------------------------------------------------------------------------------

     (1)  Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation  serve a term of indefinite  length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.


          Mr. Curley and Mr. Fetting are considered to be interested  persons, as defined in the 1940 Act, of the Corporation on the basis of their  employment with the funds'  investment  adviser or its affiliated  entities  (including the funds' principal underwriter) and Legg Mason, Inc., the parent holding company of those entities,  as well as their ownership of Legg Mason, Inc.
stock.

          The following table shows each  director's  ownership of shares of the funds and of all the Legg Mason Funds served by the director as of December 31, 2003:


-----------------------------------------------------------------------------------------------------------------------
                                                                                            AGGREGATE DOLLAR RANGE OF
                                                                                            SHARES IN THE LEGG MASON
NAME OF DIRECTOR             DOLLAR RANGE OF EQUITY SECURITIES IN:                          FUNDS OWNED BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
Hearn, Ruby P.               Limited Duration Portfolio*                           None            None***
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Cord Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.            Limited Duration Portfolio*                           None         Over $100,000
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Core Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.          Limited Duration Portfolio*                           None        $10,001-$50,000
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                            $1-$10,000
                             Core Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.            Limited Duration Portfolio*                           None         Over $100,000
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Core Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.           Limited Duration Portfolio*                           None       $50,001 - $100,000
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Core Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter            Limited Duration Portfolio*                           None         Over $100,000
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Core Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford               Limited Duration Portfolio*                           None         Over $100,000
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Core Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------
Tarola, Robert M.            Limited Duration Portfolio*                           None            None***
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Cord Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                            AGGREGATE DOLLAR RANGE OF
                                                                                            SHARES IN THE LEGG MASON
NAME OF DIRECTOR             DOLLAR RANGE OF EQUITY SECURITIES IN:                          FUNDS OWNED BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------
Curley, John F. Jr.          Limited Duration Portfolio*                           None         Over $100,000
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Core Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.             Limited Duration Portfolio*                           None         Over $100,000
                             Investment Grade Income Portfolio                     None
                             Government Money Market Portfolio                     None
                             High Yield Portfolio                                  None
                             Core Bond Fund**                                      None
----------------------------------------------------------------------------------------------------------------------

*    Prior to August 31, 2004, Limited Duration was called Legg Mason U.S. Government Intermediate Term Portfolio.

**   As of December 31, 2003, Core Bond had not commenced operations.

***  As of August 24, 2004, the aggregate dollar range of shares in the Legg Mason Funds owned by Dr. Hearn was
     $10,001 - $50,000. As of August 24, 2004, the aggregate dollar range of shares in the Legg Mason Funds owned by
     Mr. Tarola was over $100,000.

    The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors.



============================================================================================================
                                                                               TOTAL COMPENSATION FROM
    NAME OF PERSON                        AGGREGATE COMPENSATION FROM      CORPORATION AND FUND COMPLEX PAID
     AND POSITION                                  CORPORATION*                      TO DIRECTORS**
------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
------------------------------------------------------------------------------------------------------------
Gilmore, Richard G.***
Director                                              $7,747                             $56,250
------------------------------------------------------------------------------------------------------------
Hearn, Ruby P.
Director****                                          N/A                                 N/A
------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.
Director                                              $14,076                             $72,500
------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.
Director                                              $12,136                             $62,500
------------------------------------------------------------------------------------------------------------
McGovern, Jill E.
Director                                              $12,621                             $65,000
------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.
Director*****                                         $12,861                             $65,625
------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter
Director*****                                         $12,621                             $131,500
------------------------------------------------------------------------------------------------------------
Rowan, S. Ford
Director                                              $12,136                             $62,500
------------------------------------------------------------------------------------------------------------
Tarola, Robert M.
Director****                                          N/A                                 N/A
------------------------------------------------------------------------------------------------------------

====================================================================================================================
                                                                                  TOTAL COMPENSATION FROM
    NAME OF PERSON                        AGGREGATE COMPENSATION FROM         CORPORATION AND FUND COMPLEX PAID
     AND POSITION                                  CORPORATION*                         TO DIRECTORS**
--------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
--------------------------------------------------------------------------------------------------------------------
Curley, John F. Jr.
Chairman of the Board and Director                    None                                   None
--------------------------------------------------------------------------------------------------------------------
Fetting, Mark R.
Director                                              None                                   None
--------------------------------------------------------------------------------------------------------------------

*     Represents compensation paid to the directors for the fiscal year ended December 31, 2003.

**    Represents aggregate compensation paid to each director during  the  calendar  year  ended  December 31, 2003.
      There are 12 open-end investment companies in the Legg Mason Funds, consisting of 23 portfolios.

***   Compensation paid to Mr. Gilmore prior to his death on September 19, 2003.


****  Dr. Hearn and Mr. Tarola were elected to the Board of Directors on August 11, 2004.

***** Mr. Mehlman was elected to the Board of Trustees of the Royce Funds on April 15, 2004.  The total compensation paid to Mr. O'Brien reflects compensation paid by The Royce Funds, consisting of 21 portfolios, in addition to that paid by the Legg Mason Funds.



      Officers and directors who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. For serving as a director/trustee of all the Legg Mason mutual funds, each director who is not an interested person of the Corporation ("Independent Director") receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director receives $10,000 per year and the Chair of the Board's Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Board's Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time commitments. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason fund based on average net assets as of December 31 of the previous year. Individual directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Corporation and Trust. The Legg Mason Funds continue to reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

      On  July  31,  2004,  the  directors  and  officers  of  the   Corporation
beneficially owned in the aggregate less than 1% of any class of the fund`s outstanding shares.

      On July 31, 2004, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the Fund at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.



--------------------------------------------------------------------------------
                                                                      % OF CLASS
     NAME and ADDRESS                       FUND/CLASS                   HELD
--------------------------------------------------------------------------------

Legg Mason Wood Walker Inc.              Limited Duration*              65.28%
Deferred Comp                            - Institutional Class
PO Box 1476
Baltimore, MD 21203
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      % OF CLASS
     NAME and ADDRESS                       FUND/CLASS                   HELD
--------------------------------------------------------------------------------

Legg Mason 529 Plan                      Limited Duration*              16.86%
Balanced Portfolio                       - Institutional Class
PO Box 922
Owings Mills, MD 21117
--------------------------------------------------------------------------------

Legg Mason 529 Plan                      Limited Duration*               7.10%
Income Portfolio                         - Institutional Class
PO Box 922
Owings Mills, MD 21117
--------------------------------------------------------------------------------

Legg Mason Wood Walker Inc.              Investment Grade               26.28%
Deferred Comp                            - Institutional Class
PO Box 1476
Baltimore, MD 21203
--------------------------------------------------------------------------------

Legg Mason 529 Plan                      Investment Grade               23.98%
Growth Portfolio                         - Institutional Class
PO Box 922
Owings Mills, MD 21117
--------------------------------------------------------------------------------

Legg Mason 529 Plan                      Investment Grade               22.23%
Balanced Portfolio                       - Institutional Class
PO Box 922
Owings Mills, MD 21117
--------------------------------------------------------------------------------

Legg Mason 529 Plan                      Investment Grade               10.24%
Investment Grade Portfolio               - Institutional Class
PO Box 922
Owings Mills, MD 21117
--------------------------------------------------------------------------------

Legg Mason Trust fsb                     Investment Grade                9.84%
TTEE of the Frank & Shirley              - Institutional Class
Nicolai Charitable Remainder Unitrust
PO Box 1476
Baltimore, MD 21203
--------------------------------------------------------------------------------

Legg Mason 529 Plan                      Investment Grade                7.01%
Income Portfolio                         - Institutional Class
PO Box 922
Owings Mills, MD 21117
--------------------------------------------------------------------------------

Legg Mason Wood Walker Inc.
Deferred Comp                            High Yield                     50.42%
PO Box 1476                              - Institutional Class
Baltimore, MD 21203
--------------------------------------------------------------------------------
Legg Mason 529 Plan                      High Yield
Growth Portfolio                         - Institutional Class          26.96%
PO Box 922

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      % OF CLASS
     NAME and ADDRESS                       FUND/CLASS                   HELD
--------------------------------------------------------------------------------

Legg Mason 529 Plan                      High Yield
Balanced Portfolio                       - Institutional Class          12.53%
PO Box 922
--------------------------------------------------------------------------------

* Prior to August 31, 2004, Limited Duration was called Legg Mason U.S. Government Intermediate Term Portfolio.

                    THE FUNDS' INVESTMENT ADVISER AND MANAGER

      Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. LMFA serves as the manager for each fund under separate management agreements (each a "Management Agreement"). Each Management Agreement provides that, subject to overall direction by the Corporation's Board of Directors, LMFA will manage the investment and other affairs of each fund. Under each Management Agreement, LMFA is responsible for managing the fund's portfolio of securities and for making purchases and sales of securities consistent with the 1940 Act, the Internal Revenue Code and investment objectives and policies described in each fund's Prospectus and this Statement of Additional Information.

      LMFA is obligated to (a) furnish each fund with office space and executive and other personnel necessary for the operations of the fund; (b) supervise all aspects of each fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the fund's shareholders; (d) arrange, but not pay for, the periodic updating of Prospectuses and preparing proxy materials, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the fund's officers and directors. In addition, the manager and its affiliates pay all compensation of directors and officers of the fund who are officers, directors or employees of LMFA and/or its affiliates. Each fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, each fund`s distributor, compensation of the Independent Directors, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. A fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. A fund may also have an obligation to indemnify its directors and officers with respect to litigation.

      LMFA has delegated the portfolio management functions for each fund to Western Asset Management Company ("Adviser"). The Adviser, located at 385 East Colorado Boulevard, Pasadena, CA 91101, is an affiliate of LMFA and serves as investment adviser to each fund under separate Investment Advisory Agreements (each an "Advisory Agreement") between the Adviser and LMFA.

      LMFA receives for its services a management fee, calculated daily and payable monthly, at annual rates of each fund's average daily net assets according to the following:

            --------------------------------------------------------
            Limited Duration                         0.45%
            --------------------------------------------------------
            Investment Grade                         0.60%
            --------------------------------------------------------
            High Yield                               0.65%
            --------------------------------------------------------
            Core Bond                                0.45%
            --------------------------------------------------------

      With respect, to Government Money Market, LMFA receives for its services a management fee, calculated daily and payable monthly, based upon the average daily net assets of the fund as follows: 0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $500 million; 0.425% on the next $500 million and 0.40% thereafter.

      LMFA has voluntarily agreed to waive its fees and reimburse Investment Grade expenses if and to the extent the fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of the fund's average daily net assets for such month, in accordance with the following schedule:



      -------------------------------------------------------------------
      INVESTMENT GRADE:                RATE         EXPIRATION DATE
      -------------------------------------------------------------------
      Primary Class Shares            1.00%         April 30, 2005
      -------------------------------------------------------------------
      Institutional Class Shares      0.50%         April 30, 2005
      -------------------------------------------------------------------

      LMFA has contractually agreed to waive fees so that Limited Duration Primary Class and Institutional Class share operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.00% and 0.50%, respectively, of average daily net assets attributable to Primary Class and Institutional Class shares of the fund. These waivers will remain in effect until April 30, 2005. Core Bond has agreed to pay LMFA for waived fees and reimbursed expenses provided that payment does not cause the Primary Class and Institutional Class operating expenses to exceed 1.00% and 0.50%, respectively, of each classes average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.


      LMFA has contractually agreed to waive fees so that Core Bond Primary Class share operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.00% of average daily net assets attributable to Primary Class shares of the fund. This waiver will remain in effect until April 30, 2005. Core Bond has agreed to pay LMFA for waived fees and reimbursed expenses provided that payment does not cause the Primary Class operating expenses to exceed 1.00% of its average net assets and the payment is made within three years after the year in which the manger earned the fee or incurred the expense.

      For the following fiscal years ended December 31, the funds incurred management fees of (prior to fees waived):

      --------------------------------------------------------------------------
                                      2003             2002            2001
      --------------------------------------------------------------------------
      Limited Duration*            $2,051,668       $1,938,526      $1,597,797
      --------------------------------------------------------------------------
      Investment Grade             $2,342,238       $1,746,356      $1,356,856
      --------------------------------------------------------------------------
      High Yield                   $1,343,651       $1,192,692      $1,460,747
      --------------------------------------------------------------------------
      Government Money Market      $2,549,818       $2,532,101      $2,440,641
      --------------------------------------------------------------------------
      Core Bond**                     N/A              N/A              N/A
      --------------------------------------------------------------------------

* On May 13, 2004, the Directors approved a change to the investment objective, policies and strategies of Limited Duration. The Directors also approved a decrease in the fund's management fee from 0.55% to 0.45%. The fees shown are those of the fund prior to the change in management fee. These fees would have been lower had the current management fee been in effect during these periods.

**    As of December 31, 2003, Core Bond had not commenced operations.

      For the following fiscal years ended December 31, the following management fees were waived by LMFA:

      ------------------------------------------------------------------------
                                2003              2002              2001
      ------------------------------------------------------------------------
      Limited Duration*       $799,930          $644,133          $493,856
      ------------------------------------------------------------------------
      Investment Grade       $1,012,794         $878,112          $620,514
      ------------------------------------------------------------------------
      Core Bond**               N/A               N/A                N/A
      ------------------------------------------------------------------------

* On May 13, 2004, the Directors approved a change to the investment objective, policies and strategies of Limited Duration. The Directors also approved a decrease in the fund's management fee from 0.55% to 0.45%. The waivers shown are those of the fund prior to the change in management fee. These waivers would have been lower had the current management fee been in effect during these periods.

**    As of December 31, 2003, Core Bond had not commenced operations.

      Under each Management Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by LMFA.

      Under each Advisory Agreement, the Adviser is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual management of a fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For the Adviser's services to each fund, LMFA (not the fund) pays the Adviser a fee, computed daily and payable monthly, equal to the following:

      ------------------------------------------------------------------------
              FUND                              ADVISORY FEE
      ------------------------------------------------------------------------
      Limited Duration                0.20%, not to exceed the fee paid to
                                         LMFA (after any fee waivers)
      ------------------------------------------------------------------------
      Investment Grade                40% of the fee received by LMFA
      ------------------------------------------------------------------------
      High Yield                      77% of the fee received by LMFA
      ------------------------------------------------------------------------
      Government Money Market         30% of the fee received by LMFA
      ------------------------------------------------------------------------
      Core Bond                       40% of the fee received by LMFA
      ------------------------------------------------------------------------

      Effective October 1, 1994, the Adviser agreed to waive payments by LMFA with respect to Limited Duration in excess of 0.20% annually of Limited Duration's average daily net assets. This does not affect the fee paid by the fund.

      For the fiscal years ended December 31, LMFA paid the following fees to the Adviser:

      ------------------------------------------------------------------------
                FUND                2003             2002           2001
      ------------------------------------------------------------------------
      Limited Duration*           $746,061         $704,919       $581,017
      ------------------------------------------------------------------------
      Investment Grade            $531,778         $347,298       $294,537
      ------------------------------------------------------------------------
      High Yield                 $1,034,611        $917,455      $1,123,652
      ------------------------------------------------------------------------
      Government Money Market     $764,945         $759,630       $732,192
      ------------------------------------------------------------------------
      Core Bond**                   N/A               N/A            N/A
      ------------------------------------------------------------------------

* On May 13, 2004, the Directors approved a change to the investment objective, policies and strategies of Limited Duration. The Directors also approved a decrease in the fund's management fee from 0.55% to 0.45%. The fees shown are those of the fund prior to the change in management fee.

      These fees would have been lower had the current management fee been in effect during these periods.

**    As of December 31, 2003, Core Bond had not commenced operations.

      Under each Advisory Agreement and Management Agreement, the Adviser and LMFA, respectively, will not be liable for any error of judgment or mistake of law or for any loss by a fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the respective Agreement.

      Each Advisory Agreement and Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of each fund's outstanding voting securities, by LMFA or by the Adviser, on not less than 60 days' notice to the respective fund and/or the other party(ies). Each Advisory Agreement terminates immediately upon any termination of the associated Management Agreement or upon the mutual written consent of the Adviser, LMFA and each fund.

      The funds, LMFA, the Adviser and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by a fund, but prohibits them from taking unfair advantage of a fund or of investment opportunities that belong to a fund.

BOARD CONSIDERATION OF THE MANAGEMENT AND ADVISORY AGREEMENTS

      In approving the Management and Advisory Agreements, the Board of Directors primarily considered, with respect to each fund, whether continuation of the Agreements would be in the best interests of each respective fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the funds. The Independent Directors requested and evaluated an extensive report from LMFA that addressed specific factors designed to inform the Board of Directors' consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from the full Board of Directors to evaluate this report.

      With respect to the nature and quality of the services provided, the Board of Directors considered the performance of each fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. Although performance of some funds has lagged certain benchmarks in recent periods, the Board of Directors considered the Adviser's explanations for the disappointing performance of recent periods and discussed the steps it was taking to address the issue.

      The Board of Directors also considered the Adviser's procedures for executing portfolio transactions for the funds. The Board of Directors considered available data on the quality of execution and use of brokerage to obtain investment research and other services.

      With respect to the overall fairness of the Management and Advisory Agreements, the Board of Directors primarily considered the fee structure of the Agreements and the profitability of LMFA, the Adviser and their affiliates from their overall association with the funds. The Board of Directors reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to each fund. The Board of Directors considered any specific portfolio management issues that contributed to the fund's advisory fee. The Board of Directors also considered the voluntary limits on fund expenses undertaken by the Adviser. In concluding that the benefits accruing LMFA and to the Adviser and its affiliates by virtue of their relationship to the funds were reasonable in comparison with the costs of the provision of management and investment advisory services and the benefits accruing to each fund, the Board of Directors reviewed specific data as to LMFA's and the Adviser's profit or loss on each fund for a recent period. In prior years, the Board of Directors has reviewed and discussed at length a study by the outside accounting firm evaluating Legg Mason's cost allocation methodology.

      In addition to the annual Board of Directors meeting in which the Management and Advisory Agreements are reviewed, the Board of Directors meets at least another three times a year in order to oversee the management and performance of the funds. Representatives of the Adviser are present for at least two of these quarterly meetings. Such meetings provide additional opportunities for the Board of Directors to discuss performance, brokerage, compliance and other fund issues. The Board of Directors also draws upon its long association with LMFA and its personnel, and the Board of Directors members' familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation. For the following fiscal years ended December 31, each fund's (other than Government Money Market's) portfolio turnover rates were as follows:

      ------------------------------------------------------------------
                   FUND                   2003             2002
      ------------------------------------------------------------------
             Limited Duration             487%             204%
      ------------------------------------------------------------------
             Investment Grade              78%             131%
      ------------------------------------------------------------------
                High Yield                122%             97%
      ------------------------------------------------------------------
                Core Bond*                 N/A             N/A
      ------------------------------------------------------------------

*     As of December 31, 2003, Core Bond had not commenced operations.

      Each fund anticipates that its annual portfolio turnover rate may exceed 300%. The funds may sell fixed-income securities and buy similar securities to obtain yield and take advantage of market anomalies, a practice which increases the turnover rate. A high portfolio turnover rate will result in higher transaction costs paid by a fund. It may also increase the amount of net short-term capital gains, if any, realized by a fund.

      The portfolio turnover for Limited Duration is dominated by three of the Adviser's portfolio strategies. Mortgage to Treasury Basis trades account for approximately 70% of the portfolio turnover, while agency to Treasury Basis trades account for approximately 10%. Term structure or curve views roughly account for the remaining 20%.

      Under each Advisory Agreement, the Adviser is responsible for the execution of portfolio transactions. Corporate and government debt securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agent. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions for agency transactions or spreads (on so-called "riskless principal" transactions) to broker-dealers who provide research and analysis. A fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of a fund, the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker.

Furthermore, the lack of a centralized mechanism for reporting bids, offers and transaction prices in fixed- income securities can at times make it difficult for the Adviser to discover the best available price.

      Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers a higher brokerage commission than may be charged by other brokers or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and the provision of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the Adviser in connection with services to clients other than the funds whose brokerage generated the service. On the other hand, research and analysis received by the Adviser from broker-dealers executing orders for clients other than the funds may be used for the fund's benefit. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

      From time to time,  each  fund may use Legg  Mason as  broker  for  agency transactions in listed and OTC securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the OTC market, a fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

      For the fiscal years ended December 31, the following funds paid commissions to broker-dealers who acted as agents in executing options and futures trades:

      ----------------------------------------------------------------------
                                    2003           2002           2001
      ----------------------------------------------------------------------
      LIMITED DURATION            $65,345        $143,682       $56,925
      ----------------------------------------------------------------------
      INVESTMENT GRADE             $6,755         $13,568       $10,710
      ----------------------------------------------------------------------

         For the fiscal years ended December 31, 2003, 2002 and 2001, Legg Mason received no brokerage commissions from the funds.

      Except as permitted by SEC rules or orders, no fund may buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal, including so-called "riskless principal" trades. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act, whereby a fund may purchase securities that are offered in underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit each fund's investment in the amount of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that a fund together with all other registered investment companies having the same investment adviser and private accounts controlled by the same investment adviser may not purchase more than 25% of the principal amount of the offering of such class. In addition, a fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from receiving compensation for executing transactions on an exchange for its affiliates, such as the funds, unless the affiliate expressly consents by written contract. Each fund's Advisory Agreement expressly provides such consent.

     Investment decisions for each fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUNDS' DISTRIBUTOR

     Legg Mason acts as distributor of each fund's shares pursuant to separate Underwriting Agreements with each fund. Except as noted in the Prospectuses, the Corporation's shares are distributed in a continuous offering. Each Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including the printing and distribution of Prospectuses and periodic reports used in connection with the offering to prospective investors (after the Prospectuses and reports have been prepared, set in type and mailed to existing shareholders at each fund's expense) and for supplementary sales literature and advertising costs.

     Under each Underwriting Agreement, each fund has the non-exclusive right to use the name "Legg Mason" until that agreement is terminated, or until the right is withdrawn by Legg Mason.

     Each fund has adopted a Distribution and Shareholder Services Plan ("Plan") for Primary Class shares which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of Primary Class shares and for the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Primary Class shares only.

     Amounts payable by each fund under its Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the fund. Each Plan does not obligate a fund to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, a fund will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

     Each Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 directors"). In approving the continuance of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would continue to benefit each fund and its present and future Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of each Plan to the fund`s shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund`s Primary Class shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

     In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by a fund to Legg Mason under the Plan would increase that fund`s level of expenses in the amount of such payments. Further, the directors recognized that LMFA and the Adviser would earn greater management fees if the fund`s assets were increased, because such fees are calculated as a percentage of the fund`s assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

     Among the potential benefits of each Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to each fund`s Primary Class shares and to maintain and enhance the level of services they provide to a fund`s shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling a fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by a fund in connection with its Plan. Furthermore, the investment management of a fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

     The Plan continues in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated with respect to each fund by vote of a majority of the 12b-1 directors, or by vote of a majority of the outstanding voting Primary Class shares. Any change in the Plan that would materially increase the distribution cost to a fund requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the 12b-1 directors.

     In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Corporation's Board of Directors, and the directors will review at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of candidates for Independent Director will be committed to the discretion of the Independent Directors.

     As compensation for its services and expenses, Legg Mason receives annual distribution fees equal to 0.25% and annual service fees equal to 0.25% of each fund's average daily net assets (other than Government Money Market which pays a fee of 0.10%) attributable to Primary Class shares in accordance with each Plan. The distribution and service fees are calculated daily and paid monthly.

     Pursuant to its Plan, Government Money Market is authorized to pay Legg Mason distribution and service fees not to exceed an annual rate of 0.20% of its average daily net assets. Currently, the Board of Directors has limited payments under the Plan to 0.10% of average daily net assets.

     Pursuant to its Plan, Core Bond is authorized to pay Legg Mason distribution and service fees up to an annual rate of 0.75% of its average daily net assets. Currently, the Board of Directors has limited payments under the Plan to 0.50% of average daily net assets.

     For  the  fiscal  year  ended   December  31,  2003,   the  funds  incurred
distribution and service fees with respect to Primary Class shares of:

             -----------------------------------------------------
             Limited Duration                  $1,820,920
             -----------------------------------------------------
             Investment Grade                  $1,931,818
             -----------------------------------------------------
             High Yield                        $1,008,580
             -----------------------------------------------------
             Government Money Market            $510,488
             -----------------------------------------------------

     For the fiscal year ended December 31, 2003, Legg Mason incurred the following expenses with respect to Primary Class shares of each fund:

--------------------------------------------------------------------------------------------------------------
                                                             INVESTMENT                        GOVERNMENT
                                       LIMITED DURATION        GRADE          HIGH YIELD      MONEY MARKET
--------------------------------------------------------------------------------------------------------------
Compensation to sales personnel           $902,000           $868,000          $472,000         $338,000
--------------------------------------------------------------------------------------------------------------
Advertising                               $196,000           $827,000          $548,000          $86,000
--------------------------------------------------------------------------------------------------------------
Printing and mailing of
prospectuses to prospective
shareholders                              $50,000            $194,000          $129,000          $24,000
--------------------------------------------------------------------------------------------------------------
Administration, overhead and
corporate training                       $3,941,000         $3,676,000        $1,967,000        $494,000
--------------------------------------------------------------------------------------------------------------

Total expenses                           $5,089,000         $5,565,000        $3,116,000        $942,000
--------------------------------------------------------------------------------------------------------------

     The foregoing are estimated and do not include all expenses fairly allocable to Legg Mason's or its affiliates' efforts to distribute Primary Class shares. They include an allocation among the funds and other Legg Mason products of certain overhead expenses related to distribution.


                            CAPITAL STOCK INFORMATION

     The Articles of Incorporation of the Corporation authorize issuance of 2,000,000,000 shares of common stock, par value $0.001 per share, and allow the Board of Directors to create additional series (or portfolios), each of which may issue separate classes of shares. Limited Duration, Investment Grade and High Yield currently offer two classes of shares -- Primary Class shares and Institutional Class. Each class represents interests in the same pool of assets.

     Each share in a fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders. A separate vote is taken by a class of shares of a fund if a matter affects just that class. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the funds are full paid and nonassessable and have no preemptive or conversion rights.

     Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request a majority of the shares entitled to vote as set forth in the Bylaws of the Corporation, or as the Board of Directors from time to time deems appropriate.


         THE FUNDS' CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of each fund's assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the funds assisting BFDS with certain of its duties as transfer agent. LMFS, an affiliate to Legg Mason, receives from BFDS for its services a percentage of the per account fees the funds pay BFDS for transfer agency services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. Each fund reserves the right, upon 60 days' written notice, to institute other charges on shareholders to cover a fund's administrative costs. LMFS may also receive compensation for providing certain shareholder services to Institutional Class shareholders of the funds.

                         THE CORPORATION'S LEGAL COUNSEL

     Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1221, serves as counsel to the Corporation.

         THE CORPORATION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, MD 21201, serves as the funds' independent registered public accounting firm.

                              FINANCIAL STATEMENTS

     The Annual Report to Shareholders for the fiscal year ended December 31, 2003 contains the financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, the funds' independent registered public accounting firm, all of which are hereby incorporated by reference herein

                                   APPENDIX A

                              RATINGS OF SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") RATINGS:

Long-Term Debt Ratings

     Aaa - An obligation rated Aaa is judged to be of the highest quality, with minimal credit risk.

     Aa - An obligation rated Aa is judged to be of high quality and are subject to very low credit risk. Obligations rated Aaa and Aa comprise what are generally known as high-grade bonds.

     A - An obligation rated A is considered upper-medium grade and are subject to low credit risk.

     Baa - An obligation rated Baa is subject to moderate credit risk. Obligations rated Baa are considered medium grade and as such may possess certain speculative characteristics.

     Ba - An obligation rated Ba is judged to have speculative elements and is subject to substantial credit risk.

     B - An obligation rated B is considered speculative and is subject to high credit risk.

     Caa - An obligation rated Caa is judged to be of poor standing and is subject to very high credit risk.

     Ca - An obligation rated Ca is judged to be highly speculative and is likely in, or very near, default, with some prospect for recovery of principal and interest.

     C - An obligation rated C is the lowest rated class of bonds and is typically in default, with little prospect for recovery of principal or interest.

     Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Debt Ratings

     PRIME-1 - Issuers with a Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations.

     PRIME-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations.

     PRIME-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term obligations.

     NOT PRIME - Issuers (or supporting institutions) rated not prime do not fall within any of the Prime rating categories.

DESCRIPTION OF STANDARD & Poor's ("S&P") Ratings:

Long-Term Issue Credit Ratings

     AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - An obligation rated CC is currently highly vulnerable to nonpayment.

     C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     D - An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     c - The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

     p - The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     * - Continuance of ratings is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     r - The r is attached to highlight derivatives, hybrids and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R. Not rated.

COMMERCIAL PAPER

     A-1. - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2. - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory

     A-3. - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                                   APPENDIX B

                              PROXY VOTING POLICIES

                                 Legg Mason Funds
                              Proxy Voting Policies
                                    May 2003

     These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1. Voting Proxies - Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2. Proxy Voting Policies of Advisers to Legg Mason funds - Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3. Funds' Proxy Voting Policies and Procedures - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers' policies for the voting of the funds' proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason fund or funds it manages and shall provide such records to the fund(s) upon request.

4. Annual Review - An adviser's proxy voting policies and procedures must be initially reviewed, and their use on behalf of a Legg Mason fund must be approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year related to voting the funds' proxies or reporting the votes pursuant to regulatory requirements, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were inconsistent with the adviser's stated proxy voting policies and procedures.

5. Changes to Advisers' Policies and Procedures - On an annual basis, any material changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

                          Legg Mason Fund Adviser, Inc.
                      Proxy Voting Policies and Procedures
                                    May 2003

     Legg Mason Fund Adviser, Inc. ("LMFA") acts as investment adviser to several Legg Mason funds pursuant to contracts between the funds and LMFA. In these cases, LMFA retains a sub-adviser to perform all investment advisory services for the funds. LMFA delegates to each sub-adviser the responsibility for voting proxies for the Legg Mason funds, as applicable, through LMFA's contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of a fund if the fund's Board reviews and approves the use of those policies and procedures. Accordingly, LMFA does not expect to have proxy voting responsibility for any of the Legg Mason funds.

     Should LMFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMFA shall utilize the proxy voting guidelines established by the most recent sub-adviser for the fund to vote proxies in the best interest of that fund until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board of Directors/Trustees of the Legg Mason fund. If LMFA becomes responsible for voting proxies, LMFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

     In the case of a material conflict between the interests of LMFA (or its affiliates, if such conflict is known to persons responsible for voting at LMFA) and any Legg Mason fund, proxies shall be voted according to the recommendation of an independent third party.

     Issues to be reviewed in making the determination of whether a potential conflict is material include, but are not limited to:

1. Whether LMFA manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer;

2. Whether LMFA, an officer or director of the adviser or the applicable portfolio manager, analyst or other person(s) responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent;

3. Whether there is any other material business or personal relationship as a result of which a Voting Person has an interest in the outcome of the matter before shareholders; or

4. Whether an affiliate of LMFA has a conflict as described in #1-3 above and such conflict is known to LMFA's Voting Persons.

     All of the conflicts noted above should be deemed material. If the conflict resides with an individual Voting Person, that person will exclude him- or herself from the vote determination process in order to shield LMFA and the other Voting Persons from the conflict, provided that the other Voting Persons can determine a vote without undue influence from the conflicted Voting Person. If the conflict cannot be walled off, the vote will be passed on to a neutral third-party service provider. Any time a material conflict is encountered, LMFA will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

     LMFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason Wood Walker, Incorporated.

                        WESTERN ASSET MANAGEMENT COMPANY
                      PROXY VOTING POLICIES AND PROCEDURES

                                   BACKGROUND

     Western Asset Management Company ("Western Asset") has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 ("Advisers Act"). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.

     In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.

                                     POLICY

     Western Asset's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset's contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).

                                   PROCEDURES

RESPONSIBILITY AND OVERSIGHT

     The Western Asset Compliance Department ("Compliance Department") is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support ("Corporate Actions"). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.

CLIENT AUTHORITY

     Prior to August 1, 2003, all existing client investment management agreements ("IMAs") will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

PROXY GATHERING

     Registered owners of record, client custodians, client banks and trustees ("Proxy Recipients") that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.

PROXY VOTING

     Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

     a.   Proxies are reviewed to determine accounts impacted.

     b.   Impacted   accounts  are  checked  to  confirm  Western  Asset  voting authority.

     c. Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

     d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client's proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

     e. Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst's or portfolio manager's basis for their decision is documented and maintained by the Compliance Department.

     f.   Compliance   Department   staff  votes  the  proxy   pursuant  to  the
          instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.

TIMING

     Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.

RECORDKEEPING

     Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

     a.   A copy of Western Asset's policies and procedures.

     b.   Copies of proxy statements received regarding client securities.

     c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

     d. Each written client request for proxy voting records and Western Asset's written response to both verbal and written client requests.

     e.   A proxy log including:

          1.   Issuer name;

          2.   Exchange ticker symbol of the issuer's shares to be voted;

          3. Council on Uniform Securities Identification Procedures ("CUSIP") number for the shares to be voted;

          4.   A brief identification of the matter voted on;

          5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;

          6.   Whether a vote was cast on the matter;

          7.   A record of how the vote was cast; and

          8. Whether the vote was cast for or against the recommendation of the issuer's management team.

         Records are maintained in an easily accessible place for five years, the first two in Western Asset's offices.

DISCLOSURE

         Western Asset's proxy policies are described in the firm's Part II of Form ADV. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.

CONFLICTS OF INTEREST

         All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

          1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

          2.   Whether  Western  or an  officer  or  director  of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has a personal or business relationship with an executive, director or person who is a candidate for director of the company or is a participant in a proxy contest; and

          3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.

                                VOTING GUIDELINES

     Western Asset's substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.

     Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company's board of directors; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

     I. Board Approved Proposals

     The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of directors. More specific guidelines related to certain board-approved proposals are as follows:

          1.   Matters relating to the Board of Directors

          Western Asset votes proxies for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors with the following exceptions:

               a. Votes are withheld for the entire board of directors if the board does not have a majority of independent directors or the board does not have nominating, audit and compensation committees composed solely of independent directors.

               b. Votes are withheld for any nominee for director who is considered an independent director by the company and who has received compensation from the company other than for service as a director.

               c. Votes are withheld for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for absences.

               d.   Votes  are  cast  on  a  case-by-case   basis  in  contested
                    elections of directors.

          2.   Matters relating to Executive Compensation

          Western Asset generally favors compensation programs that relate executive compensation to a company's long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

               a. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for stock option plans that will result in a minimal annual dilution.

               b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

               c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

               d. Except where the firm is otherwise withholding votes for the entire board of directors, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

          3.   Matters relating to Capitalization

          The management of a company's capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company's capitalization except where Western Asset is otherwise withholding votes for the entire board of directors.

               a.   Western   Asset   votes  for   proposals   relating  to  the
                    authorization of additional common stock.

               b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

               c.   Western   Asset  votes  for  proposals   authorizing   share
                    repurchase programs.

          4. Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions

          Western  Asset  votes  these  issues  on  a   case-by-case   basis  on
          board-approved transactions.

          5.   Matters relating to Anti-Takeover Measures

          Western  Asset  votes  against   board-approved   proposals  to  adopt
          anti-takeover measures except as follows:

               a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

               b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

          6.   Other Business Matters

          Western Asset votes for board-approved proposals approving such routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

               a. Western Asset votes on a case-by-case basis on proposals to amend a company's charter or bylaws.

               b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.

     II.  Shareholder Proposals

     SEC regulations permit shareholders to submit proposals for inclusion in a company's proxy statement. These proposals generally seek to change some aspect of a company's corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

          1.   Western  Asset  votes  for   shareholder   proposals  to  require
               shareholder approval of shareholder rights plans.

          2. Western Asset votes for shareholder proposals that are consistent with Western Asset's proxy voting guidelines for board-approved proposals.

          3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of directors.

     III.  Voting Shares of Investment Companies

     Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II above are voted in accordance with those guidelines.

          1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients' portfolios.

          2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.

     IV.  Voting Shares of Foreign Issuers

     In the event Western Asset is required to vote on securities held in foreign issuers -- i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

          1. Western Asset votes for shareholder proposals calling for a majority of the directors to be independent of management.

          2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

          3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

          Western Asset votes on a case-by-case  basis on proposals  relating to
          (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

                          Legg Mason Income Trust, Inc.

Part C.        Other Information

Item 23.       Exhibits

(a)   (i)    Amended  and  Restated  Articles of Incorporation filed December 2,
             2002 (5)
      (ii)   Articles Supplementary filed August 20, 2003 (9)
      (iii)  Articles of Amendment filed November 14, 2003 (9)
      (iv)   Articles of Amendment - filed herewith

(b)   Amended and Restated Bylaws dated August 8, 2002 (5)

(c) Instruments defining the rights of security holders with respect to Legg Mason Income Trust, Inc. are contained in the Amended and Restated Articles of Incorporation, which are incorporated herein by reference to Exhibit (a)(ii) to Item 23 of Part C of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 25, 2003, and in the Amended and Restated Bylaws, which are incorporated herein by reference to Exhibit (b) to Item 23 of Part C of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 25, 2003.

(d)   Management Agreements

      (i) Legg Mason Limited Duration Bond Portfolio (formerly: Legg Mason U.S. Government Intermediate-Term Portfolio) - filed herewith
      (ii)   Legg Mason Investment Grade Income Portfolio (3)
      (iii)  Legg Mason U.S. Government Money Market Portfolio (2)
      (iv)   Legg Mason High Yield Portfolio (2)
      (v)    Legg Mason Core Bond Fund (10)

      Investment Advisory Agreements
      (vi)   Legg  Mason Limited  Duration   Bond  Portfolio   (formerly:   Legg
               Mason U.S. Government Intermediate-Term Portfolio) (2)
      (vii)  Legg Mason Investment Grade Income Portfolio (2)
      (viii) Legg Mason U.S. Government Money Market Portfolio (2)
      (ix)   Legg Mason High Yield Portfolio (2)
      (x)    Legg Mason Core Bond Fund (10)
      (xi) Fee Waiver/Expense Agreement - Limited Duration Bond Portfolio - filed herewith

(e)   Underwriting Agreements

      (i)    Legg Mason Limited Duration Bond Portfolio  (formerly:   Legg Mason
               U.S.  Government Intermediate-Term Portfolio) (1)
      (ii)   Legg Mason Investment Grade Income Portfolios (1)
      (iii)  Legg Mason U.S. Government Money Market Portfolio (1)
      (iv)   Legg Mason High Yield Portfolio (1)
      (v)    Amendment to Underwriting Agreements (9)
      (vi)   Legg Mason Core Bond Fund (10)

(f)   Bonus, profit sharing or pension plans - none

(g)   Custodian Agreement (2)
      (i)    Amendment to Custodian Contract dated February 9, 1988 (2)
      (ii)   Amendment to Custodian Contract dated February 25, 1988 (2)
      (iii)  Amendment to Custodian Contract dated April 6, 1993 (2)
      (iv)   Amendment to Custodian Contract dated May 28, 1996 (2)
      (v)    Amendment to Custodian Contract dated July 1, 2001 (9)
      (vi)   Amendment to Custodian Contract dated February 6, 2004 (10)

(h)   (i)    Transfer Agency and Service Agreement (2)
      (ii)   Amendment to Transfer Agency and Service Agreements (9)
      (iii)  Amendment to Transfer Agency and Service Agreements (10)
      (iv)   Delegation Amendment to Transfer Agency and Service Agreement (9)
      (v)    Amendment and Restatement of Credit Agreement dated March 15,  2002
             (4)
      (vi)   First  Amendment  dated  as  of March  14,  2003 to  Amendment  and
               Restatement of Credit Agreement dated March 15, 2002 (6)
      (vii)  Second  Amendment  dated as of March  12,  2004  to  Amendment  and
               Restatement of Credit Agreement dated March 15, 2002 (11)
      (viii) Core Bond Fee Waiver Agreement (10)

 (i)  Opinion and consent of counsel - filed herewith

 (j)  Consent of independent accountants - filed herewith

 (k)  Financial statements omitted from Item 23 - none

 (l)  Agreements for providing initial capital (2)

 (m)  Plan pursuant to Rule 12b-1
      (i)    Investment  Grade  Income  Portfolio  and  Limited   Duration  Bond
             Portfolio (formerly:  U.S. Government  Intermediate-Term Portfolio)
             (1)
      (ii)   U.S. Government Money Market Portfolio (1)
      (iii)  High Yield Portfolio (1)
      (iv)   Core Bond Fund (10)

(n)   Multiple Class Plan pursuant to Rule 18f-3
      (i)    Limited  Duration   Bond  Portfolio   (formerly:   U.S.  Government
             Intermediate-Term Portfolio) (9)
      (ii)   Investment Grade Income Portfolio (9)
      (ix)   High Yield Portfolio (9)

(p) Code of ethics for the fund, its investment advisers, and its principal underwriter
      (i)    Legg Mason Funds and Legg Mason Wood Walker (8)
      (ii)   Western Asset Management Company (7)

(1) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 28, 1997.

(2) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 30, 1997.

(3) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed on April 9, 2001.

(4) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 3, 2002.

(5) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 25, 2003.

(6) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 17, 2003.

(7) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed June 2, 2003.

(8) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62174, filed May 27, 2004.

(9) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 36 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed November 28, 2003.

(10) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed February 13, 2004.

(11) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 7 to the registration statement of Legg Mason Investment Trust, Inc., SEC file No. 333-88715, as electronically filed on April 21, 2004.

Item 24.    Persons Controlled By or Under Common Control with Registrant

            None

Item 25.    Indemnification

Reference is made to Article 11 of Registrant's Amended and Restated Articles of Incorporation, Article 10 of Registrant's Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 8 of the Underwriting Agreement. Article 10 of Registrant's Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 8 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended ("Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.    Business and Connections of Manager and Investment Adviser

(a) Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.


Deepak Chowdhury             Vice President, LMFA
                             Senior Vice President, Legg Mason, Inc.
                             Senior Vice President, LMWW
                             Director, Barrett
                             Director, Bartlett
                             Director, Batterymarch
                             Director, Berkshire
                             Director, PCM

Mark R. Fetting              President and Director, LMFA
                             Executive Vice President, Legg Mason, Inc.
                             Director, LMFM
                             Director, LMFS
                             Manager, Royce

Marie K. Karpinski           Vice President and Treasurer, LMFA
                             Vice President and Treasurer, LMFM

Timothy C. Scheve            Director, LMFA
                             Senior Executive Vice President, Legg Mason, Inc.
                             President and Director, LMWW
                             Director, LMCM
                             Director, LMFM
                             Director, LMFS

Edward A. Taber III          Director, LMFA
                             Executive Vice President, Legg Mason, Inc.
                             Director, Batterymarch
                             Director, Brandywine
                             Director, LMCM
                             Director, LMREI
                             Director, WAM
                             Director, WAMCL


(b) Western Asset Management Company ("WAM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Bruce D. Alberts             Chief Financial Officer, WAM

James W. Hirschmann III      President, CEO and Director, WAM
                             Managing Director and Director, WAMCL

S. Kenneth Leech             Chief Investment Officer, WAM
                             Director, WAMCL

Timothy C. Scheve            Director, WAM
                             Senior Executive Vice President, Legg Mason, Inc.
                             Senior Executive Vice President and Director, LMWW
                             Manager, Brandywine
                             Manager, Gray Seifert
                             Manager, Royce
                             Director, Barrett
                             Director, Batterymarch
                             Director, Berkshire
                             Director, Bartlett
                             Director, LMFA
                             Director, LMCM
                             Director, LMFM
                             Director, LMT
                             Director, WAMCL

Edward A. Taber III          Director, WAM
                             Senior Executive Vice President, Legg Mason, Inc.
                             Manager, Brandywine
                             Director, LM Holdings Limited
                             Director, Legg Mason Holdings Limited
                             Director, Batterymarch
                             Director, LMCM
                             Director, LMFA
                             Director, WAMCL
                             Director, LMREI


Addresses for Items 26(a) and (b)

Barrett Associates, Inc. ("Barrett")
90 Park Avenue
New York, NY 10016

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Bingham Legg Advisers LLC ("Bingham")
45 Milk Street
Boston, MA 02109

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Company LLC  ("Gray, Seifert")
100 Light Street
Baltimore, MD 21202

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Focus Capital, Inc. ("Focus")
Two Town Center, Suite 200
Bryn Mawr, PA 19010

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Investors, Inc. ("LMREI")
100 Light Street
Baltimore, MD 21202

Legg Mason Real Estate Services, Inc.  ("LMRES")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA 19103

Legg Mason Trust, fsb  ("LMT")
100 Light Street
Baltimore, MD  21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Fund Services, Inc. ("LMFS")
100 Light Street
Baltimore, MD 21202

PCM Holdings, Inc. ("PCM")
100 Light Street
Baltimore, MD 21202

Royce & Associates, LLC ("Royce")
1414 Avenue of the Americas
New York, NY 10019

Western Asset Management Company  ("WAM")
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London EC2M 3XG
England

Item 27.    Principal Underwriters

(a)   Legg Mason Cash Reserve Trust
      Legg Mason Tax-Exempt Trust, Inc.
      Legg Mason Tax-Free Income Fund
      Legg Mason Value Trust, Inc.
      Legg Mason Special Investment Trust, Inc.
      Legg Mason Growth Trust, Inc.
      Legg Mason Global Trust, Inc.
      Legg Mason Light Street Trust, Inc.
      Legg Mason Investment Trust, Inc.
      Legg Mason Charles Street Trust, Inc.
      Legg Mason Investors, Inc.
      Western Asset Funds, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").
                                                                   Positions and
Name and Principal                  Position and Offices           Offices with
Business Address*                   with Underwriter - LMWW        Registrant
--------------------------------------------------------------------------------

James W. Brinkley                   Chairman of the Board               None
                                    and Director

Timothy C. Scheve                   Chief Executive Officer,            None
                                    President and Director

Richard J. Himelfarb                Senior Executive Vice
                                    President                           None

Manoochehr Abbaei                   Executive Vice President            None

Thomas P. Mulroy                    Executive Vice President            None
                                    and Director

Robert G. Sabelhaus                 Executive Vice President            None
                                    and Director

Joseph A. Sullivan                  Executive Vice President            None

D. Stuart Bowers                    Senior Vice President               None

W. William Brab                     Senior Vice President               None

Edwin J. Bradley, Jr.               Senior Vice President               None

Deepak Chowdhury                    Senior Vice President               None

Charles J. Daly, Jr.                Senior Vice President               None
                                    and Chief Financial Officer

W. Talbot Daley                     Senior Vice President               None

Thomas M. Daly, Jr.                 Senior Vice President               None

Jeffrey W. Durkee                   Senior Vice President               None

Harry M. Ford, Jr.                  Senior Vice President               None

Daniel R. Greller                   Senior Vice President               None

Thomas E. Hill                      Senior Vice President               None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                   Senior Vice President               None

Carl Hohnbaum                       Senior Vice President               None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

Harold L. Hughes                    Senior Vice President               None

David M. Jernigan                   Senior Vice President               None

William B. Jones, Jr.               Senior Vice President               None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                      Senior Vice President               None

Horace M. Lowman, Jr.               Senior Vice President               None

Ira H. Malis                        Senior Vice President               None

Angel Mata, Jr.                     Senior Vice President               None

Marvin H. McIntyre                  Senior Vice President               None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                   Senior Vice President               None

Robert F. Price                     Senior Vice President and           None
                                    Secretary

Jayne Soybelman                     Senior Vice President               None

Joseph E. Timmins                   Senior Vice President               None

Christopher Wasson                  Senior Vice President               None

Warren S. Ashenmil                  Vice President                      None

Paul J. Ayd                         Vice President                      None

William H. Bass, Jr.                Vice President                      None

Stephanie M. Beran                  Vice President                      None

Nathan S. Betnun                    Vice President                      None

Scott R. Cousino                    Vice President                      None

Elisabeth F. Craig                  Vice President                      None

Thomas W. Cullen                    Vice President                      None

Robert J. Dillon                    Vice President                      None

Brian M. Eakes                      Vice President                      None

J. Peter Feketie                    Vice President                      None

James P. Fitzgerald                 Vice President                      None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.                Vice President                      None

Michelle Fuhrman                    Vice President                      None

Joseph M. Furey                     Vice President                      None

Francis X. Gallagher, Jr.           Vice President                      None

David Gately                        Vice President                      None

Steven C. Genyk                     Vice President                      None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                     Vice President                      None

W. Kyle Gore                        Vice President                      None

Kim M. Hagins                       Vice President                      None

Patrick G. Hartley                  Vice President                      None

Kendra Heyde                        Vice President                      None

Dale S. Hoffman                     Vice President                      None

Timothy A. Jackson                  Vice President                      None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                   Vice President                      None

Francis J. Jamison, Jr.             Vice President                      None

Elizabeth A. Kane                   Vice President                      None

Robert X. Kennedy                   Vice President                      None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Patricia Lattin                     Vice President                      None

Henry Lederer                       Vice President                      None

Edward W. Lister, Jr.               Vice President                      None

Donna Maher                         Vice President                      None

Jeffrey R. Manning                  Vice President                      None

John Martinez                       Vice President                      None

Richard Marvin                      Vice President                      None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                     Vice President and Controller       None

Julia A. McNeal                     Vice President                      None

Thomas C. Merchant                  Vice President and Assistant        None
                                    Secretary

Mark C. Micklem                     Vice President                      None

Martin F. Mitchell                  Vice President                      None

Deanna S. Mojarrad                  Vice President                      None

Ross Moring                         Vice President                      None

Robert Moy                          Vice President                      None

Neil P. O'Callaghan                 Vice President                      None

David J. O'Malley                   Vice President                      None

Ann O'Shea                          Vice President                      None

Robert E. Patterson                 Vice President and                  None
                                    General Counsel

Thomas K. Peltier                   Vice President                      None

Gerard F. Petrik, Jr.               Vice President                      None

James H. Redd                       Vice President                      None

Thomas E. Robinson                  Vice President                      None

Theresa M. Romano                   Vice President                      None

James A. Rowan                      Vice President                      None

B. Andrew Schmucker                 Vice President                      None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg              Vice President                      None

Robert C. Servas                    Vice President                      None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Alexsander M. Stewart               Vice President                      None

Joyce Ulrich                        Vice President                      None

Sheila M. Vidmar                    Vice President                      None

Barbara Weaver                      Vice President                      None

W. Matthew Zuga                     Vice President                      None

Scott W. Bost                       Assistant Vice President            None

Robert J. DeLeon                    Assistant Vice President            None

Robert J. Gavin                     Assistant Vice President            None

Mary-Jewel Greenlow                 Assistant Vice President            None

Tanya J. Lee                        Assistant Vice President            None

Tracey A. Lumpkin                   Assistant Vice President            None

Edward G. McCaulley                 Assistant Vice President            None

Mark A. Meyers                      Assistant Vice President            None

Robert L. Phillips                  Assistant Vice President            None

Lauri F. Smith                      Assistant Vice President            None

Terry W. Thompson, Jr.              Assistant Vice President            None

Leigh Ann Webster                   Assistant Vice President            None

        * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

Item 28.    Location of Accounts and Records

      State Street Bank and Trust Company   and    Legg Mason Fund Adviser, Inc.
      P.O. Box 1713                                100 Light Street
      Boston, Massachusetts  02105                 Baltimore, Maryland  21202


Item 29.    Management Services

      None


Item 30.    Undertakings

      None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Income Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 41 to its Registration statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 31st day of August, 2004.

                                          LEGG MASON INCOME TRUST, INC.



                                          By: /s/ Mark R. Fetting
                                             ----------------------------
                                                  Mark R. Fetting
                                                  President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                        Date
---------                           -----                        ----


/s/ John F. Curley, Jr.*            Chairman and Director        August 31, 2004
------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                 President (Principal         August 31, 2004
-------------------                 Executive Officer) and
Mark R. Fetting                     Director

/s/ Arnold L. Lehman*               Director                     August 31, 2004
---------------------
Arnold L. Lehman*

/s/ Robin J.W. Masters*             Director                     August 31, 2004
-----------------------
Robin J.W. Masters

/s/ Jill E. McGovern*               Director                     August 31, 2004
---------------------
Jill E. McGovern

/s/ Arthur S. Mehlman*              Director                     August 31, 2004
----------------------
Arthur S. Mehlman

/s/ G. Peter O' Brien*              Director                     August 31, 2004
----------------------
G. Peter O'Brien

/s/ S. Ford Rowan*                  Director                     August 31, 2004
------------------
S. Ford Rowan

/s/ Marie K . Karpinski             Vice President, Treasurer    August 31, 2004
-----------------------             (Principal Financial and
Marie K. Karpinski                  Accounting Officer)
                                    and Principal Accounting
                                    Officer

*Signatures affixed by Richard M. Wachterman, pursuant to Power of Attorney, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.           LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                DATE
----------                                               ----

/s/ John F. Curley, Jr.                                  February 12, 2004
---------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                                      February 12, 2004
---------------------------------
Mark R. Fetting

/s/ Arnold L. Lehman                                     February 12, 2004
---------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters                                   February 12, 2004
---------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern                                     February 12, 2004
---------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman                                    February 12, 2004
---------------------------------
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                   February 12, 2004
---------------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                     February 12, 2004
---------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan                                        February 12, 2004
---------------------------------
S. Ford Rowan

                          Legg Mason Income Trust, Inc.
                                    Exhibits


Exhibit (a)(iv)   Articles of Amendment

Exhibit (d)(i)    Amended  and  Restated Management Agreement - Limited Duration
                  Bond Portfolio

Exhibit (d)(xi)   Fee Waiver/Expense Agreement - Limited Duration Bond Portfolio

Exhibit (i)       Opinion and consent of counsel

Exhibit (j)       Consent of independent accountants